As filed with the Securities and Exchange Commission
                                 on May 4, 2000
                      Registration No. 333-89661; 811-09645
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [ ]

                         Post-Effective Amendment No. 2                      [X]

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [ ]

                                 Amendment No. 3                             [X]

                        (Check appropriate box or boxes)
                             -----------------------
                               NATIONS FUNDS TRUST
               (Exact Name of Registrant as specified in Charter)
                                111 Center Street
                           Little Rock, Arkansas 72201
          (Address of Principal Executive Offices, including Zip Code)
                           --------------------------
       Registrant's Telephone Number, including Area Code: (800) 321-7854
                              Richard H. Blank, Jr.
                                c/o Stephens Inc.
                                111 Center Street
                           Little Rock, Arkansas 72201
                     (Name and Address of Agent for Service)
                                 With copies to:
        Robert M. Kurucza, Esq.                        Carl Frischling, Esq.
        Marco E. Adelfio, Esq.                         Kramer, Levin, Naftalis
        Morrison & Foerster LLP                            & Frankel
        2000 Pennsylvania Ave., N.W.                   919 3rd Avenue
        Suite 5500                                     New York, New York 10022
        Washington, D.C.  20006

It is proposed that this filing will become effective (check appropriate box):
   [ ]  Immediately upon filing pursuant          [ ]  on (date)  pursuant
        to Rule 485(b), or                             to Rule 485(b), or

   [ ]  60 days after filing pursuant             [ ]  on (date) pursuant
        to Rule 485(a), or                             to Rule 485(a).

   [X]  75 days after filing pursuant to          [ ]  on (date) pursuant to
        paragraph (a)(2)                               paragraph(a)(2) of Rule
                                                       485
If appropriate, check the following box:

   [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE
                                ----------------

      This Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A (the "Registration Statement") of Nations Funds Trust (the "Trust") is being filed in order to add Primary A and Investor A, B and C shares of new series to the Trust: Nations Marsico International Opportunities Fund.

                               NATIONS FUNDS TRUST
                              CROSS REFERENCE SHEET

Part A
Item No.                                                               Prospectus
--------                                                               ----------
  1.  Front and Back Cover Pages ................................      Front and Back Cover Pages

  2.  Risk/Return Summary: Investments, Risks
      and Performance.............................................     About this Prospectus

  3.  Risk/Return Summary: Fee Tables.............................     About the Funds; Financial Highlights

  4.  Investment Objectives, Principal
      Investment Strategies, and Related Risks....................     About the Funds; Other Important
                                                                       Information

  5.  Management's Discussion of Fund
      Performance.................................................     About the Funds

  6.  Management, Organization, and
      Capital Structure...........................................     What's Inside; About the Funds;
                                                                       How the Funds Are Managed;
                                                                       About your Investment

  7.  Shareholder Information.....................................     About the Funds; About your
                                                                       Investment

  8.  Distribution Arrangements...................................     Information for Investors

  9.  Financial Highlights Information............................     Financial Highlights; About the Funds

Part B
Item No.
--------

10.   Cover Page and Table of Contents............................     Cover Page and Table of Contents

11.   Fund History................................................     Introduction

12.   Description of the Fund and Its
      Investments and Risks.......................................     Additional Information on Portfolio
                                                                       Investments

13.   Management of the Funds.....................................     Trustees And Officers; Investment
                                                                       Advisory, Administration, Custody Transfer
                                                                       Agency, Shareholder Servicing and
                                                                       Distribution Agreements
14.   Control Persons and Principal
      Holders of Securities.......................................     Not Applicable

15.   Investment Advisory and Other Services......................     Investment Advisory,
                                                                       Administration, Custody, Transfer Agency,
                                                                       Shareholder Servicing And Distribution
                                                                       Agreements

16.   Brokerage Allocation and Other Practices....................     Portfolio Transactions and
                                                                       Brokerage--General Brokerage Policy

17.   Capital Stock and Other
      Securities..................................................     Description Of Shares;
                                                                       Investment Advisory, Administration,
                                                                       Custody, Transfer Custody, Transfer
                                                                       Agency, Shareholder Servicing And
                                                                       Distribution Agreements

18.   Purchase, Redemption and Pricing
      of Shares...................................................     Net Asset Value -- Purchases
                                                                       And Redemptions; Distributor

19.   Taxation of the Fund........................................     Additional Information Concerning
                                                                       Taxes

20.   Underwriters................................................     Investment Advisory,
                                                                       Administration Custody, Transfer Agency
                                                                       Shareholder Servicing And Distribution
                                                                       Agreements; Distributor

21.   Calculation of Performance Data.............................     Additional Information on
                                                                       Performance

22.   Financial Statements........................................     Independent Accountant and
                                                                       Reports

Part C
Item No.                                                         Other Information
--------                                                         -----------------

                                                                 Information required to be
                                                                 included in Part C is set
                                                                 forth under the appropriate
                                                                 Item, so numbered, in
                                                                 Part C of this Document

Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.

PRELIMINARY PROSPECTUS DATED      , 2000
SUBJECT TO COMPLETION


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EQUITY FUND

PROSPECTUS   --   PRIMARY A SHARES

                                                                          , 2000

Equity Fund

Nations Marsico International Opportunities Fund

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.



-------------------
   NOT FDIC
   INSURED
-------------------
May Lose Value
-------------------
No Bank Guarantee
-------------------


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NATIONS FUNDS

AN OVERVIEW OF THE FUND
--------------------------------------------------------------------------------

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             Terms used in this prospectus

             In this prospectus, we, us and our refer to the Nations Funds Family (Nations Funds). Some other important terms we've used may be new to you. These are printed in italics where they first appear in a section and are described in Terms used in this prospectus.


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             You'll find Terms used in this prospectus on page 15.

             Your investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, N. A. (Bank of America), the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Your investment may lose money.

             Affiliates of Bank of America are paid for the services they provide to the Fund.

 This booklet, which is called a prospectus, tells you about one of the Nations Equity Funds, Nations Marsico International Opportunities Fund. Please read it carefully, because it contains information that's designed to help you make informed investment decisions.

 ABOUT THE FUND
 Nations Marsico International Opportunities Fund invests primarily in equity securities of foreign companies of any size.

 Foreign Securities have the potential to provide you with higher returns than many other kinds of investments, but they involve special risks not associated with investing in the U.S. stock market, which you need to be aware of before you invest. There's always a risk that you'll lose money or you may not earn as much as you expect.

 IS THIS FUND RIGHT FOR YOU?
 When you're choosing a Fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.

 Nations Marsico International Opportunities Fund focuses on long-term growth. It may be suitable for you if:

    o you have longer-term investment goals

    o it's part of a balanced portfolio

    o you want to try to hedge your portfolio against a loss of buying power that inflation can cause over time


 It may not be suitable for you if:

    o you're not prepared to accept or are unable to bear the risks associated with equity securities

    o you have short-term investment goals

    o you're looking for a regular stream of income

 You'll find a discussion of the Fund's principal investments, strategies and risks in the Fund description that starts on page 4.

 FOR MORE INFORMATION
 If you have any questions about the Fund, please call us at 1.800.765.2668 or contact your investment professional.

 You'll find more information about the Fund in the Statement of Additional Information (SAI). The SAI includes more detailed information about the Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

WHAT'S INSIDE
--------------------------------------------------------------------------------

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             Banc of America Advisors, Inc.

             Banc of America Advisors, Inc. (BAAI) is the investment adviser to the Fund. BAAI is responsible for the overall management and supervision of the investment management of the Fund. BAAI and Nations Funds have engaged a sub-adviser, which is responsible for the day-to-day investment decisions for the Fund.

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               You'll find more about BAAI and the sub-adviser starting on page
               8.

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ABOUT THE FUND


Equity Fund
Nations Marsico International Opportunities Fund              4
Sub-adviser: Marsico Capital Management, LLC
----------------------------------------------------------------
Other important information                                   7
----------------------------------------------------------------
How the Fund is managed                                       8


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ABOUT YOUR INVESTMENT

Information for investors
  Buying, selling and exchanging shares                      10
  Distributions and taxes                                    13
---------------------------------------------------------------
Terms used in this prospectus                                15
---------------------------------------------------------------
Where to find more information                       back cover

ABOUT THE EQUITY FUND
--------------------------------------------------------------------------------

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             About the sub-adviser

             The Fund does not have its own investment adviser or sub-adviser because it's a "feeder" fund. A feeder fund typically invests all of its assets in another fund, which is called a "master portfolio." Master Portfolio and Fund are sometimes used interchangeably.

             Marsico Capital Management, LLC (Marsico Capital) is the Master
             Portfolio's sub-adviser.     is the portfolio manager and makes
             the day-to-day investment decisions for the Master Portfolio.


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               You'll find more about Marsico Capital and on page 9.


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             What is an international multi-cap fund?

             An international multi-cap fund invests in companies around the world as well as across the capitalization spectrum -- small, mid and large companies -- that have the potential for significant increases in revenue or earnings. These are typically companies that may be large, established and well-known companies as well as small, new and relatively unknown companies that are developing or applying new technologies, products or services in strong industry sectors.

 NATIONS MARSICO INTERNATIONAL OPPORTUNITIES FUND


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        INVESTMENT OBJECTIVE

        This Fund seeks long-term growth of capital.


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        PRINCIPAL INVESTMENT STRATEGIES

        The Fund invests all of its assets in Nations Marsico International Opportunities Master Portfolio (the Master Portfolio). The Master Portfolio has the same investment objective as the Fund.

 The Master Portfolio normally invests at least 65% of its assets in common stocks of foreign companies of any capitalization size that are selected for their long-term growth potential. The Master Portfolio normally invests in issuers from at least three different countries not including the United States and generally holds a core position of 35 to 50 common stocks. The Master Portfolio may invest in common stocks of companies operating in emerging markets.

 The Master Portfolio also may invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

 Marsico Capital looks for companies with earnings growth potential that may not be recognized by other investors, focusing on companies that have some of the following characteristics:

    o changing products, markets or technologies that may result in extraordinary growth

    o strong brand franchises that can take advantage of a changing global environment

    o global reach that allows the company to generate sales and earnings both in the United States and abroad. This can give the company added growth potential and also means the company may be less affected by changes in local markets

    o well positioned to take advantage of the major social, economic and cultural shifts taking place in the world

 Once an investment opportunity is identified, Marsico Capital uses a disciplined analytical process to assess its potential as an investment. This process includes a "top down" analysis that takes into account economic factors like interest rates, inflation, the regulatory environment, the industry and global competition.

 The process also includes a "bottom-up" analysis of a company's financial situation, as well as individual company characteristics like commitment to research, market franchise and quality of management.

 Marsico Capital may sell a security when it believes there is a deterioration in the company's financial situation, the security is overvalued, when there is a negative development in the company's competitive, regulatory or economic environment, or for other reasons.

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               You'll find more about other risks of investing in this Fund starting on page 7 and in the SAI.


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        RISKS AND OTHER THINGS TO CONSIDER

        Nations Marsico International Opportunities Fund has the following risks:

     o INVESTMENT STRATEGY RISK - There is a risk that the value of the Master Portfolio's investments will not rise as high as Marsico Capital expects, or will fall.

     o STOCK MARKET RISK - The value of any stocks the Master Portfolio holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

     o SMALLER AND MEDIUM COMPANY RISK - Smaller and medium companies can experience tighter markets and can have more limited managerial and financial resources than larger companies. Consequently, the performance of smaller and medium companies can be more volatile and they may be more likely to experience business failure, which tends to cause greater price swings in the stocks of these companies that are held by the Master Portfolio. In general, the smaller a company, the more these risks increase.

     o FOREIGN INVESTMENT RISK - Because the Master Portfolio invests primarily in foreign securities, it can be affected by the risks of foreign investing. Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, the implementation of the Euro, foreign controls on investment, difficulties selling some securities and lack of or limited financial information. Withholding taxes also may apply to some foreign investments.

     o INVESTING IN THE MASTER PORTFOLIO - Other mutual funds and eligible investors can buy shares in the Master Portfolio. All investors in the Master Portfolio invest under the same terms and conditions as the Fund and pay a proportionate share of the Master Portfolio's expenses. Other feeder funds that invest in the Master Portfolio may have different share prices and returns than the Fund because different feeder funds typically have varying sales charges, and ongoing administrative and other expenses.

          The Fund could withdraw its entire investment from the Master Portfolio if it believes it's in the best interests of the Fund to do so (for example, if the Master Portfolio changed its investment objective). It is unlikely that this would happen, but if it did, the Fund's portfolio could be less diversified and therefore less liquid, and expenses could increase. The Fund might also have to pay brokerage, tax or other charges.

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             There are two kinds of fees -- sales charges you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

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             This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.

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        A LOOK AT THE FUND'S PERFORMANCE

        Because the Fund commenced operations on , 2000 and has not been in operation for a full calendar year, no risk/return bar chart or table is included in this prospectus.


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        WHAT IT COSTS TO INVEST IN THE FUND

        This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


        Shareholder fees                                        Primary A
        (Fees paid directly from your investment)                Shares
        Maximum sales charge (load) imposed on purchases          none
        Maximum deferred sales charge (load)                      none
        Annual Fund operating expenses(1)
        (Expenses that are deducted from the Fund's assets)
        Management fees                                            [ ]%
        Other expenses(2)                                          [ ]%
        Total annual Fund operating expenses                       [ ]%
                                                               ==========

        (1) These fees and expenses include the Fund's portion of the fees and expenses deducted from the assets of the Master Portfolio.

        (2) Other expenses are based on estimates for the current fiscal year.


        EXAMPLE
        This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.


        This example assumes:

        o you invest $10,000 in Primary A Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        o you reinvest all dividends and distributions in the Fund

        o your investment has a 5% return each year

        o the Fund's operating expenses remain the same as shown in the table above


        Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                              1 year     3 years
  Primary A Shares              $           $

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OTHER IMPORTANT INFORMATION


 You'll find specific information about the Fund's principal investments, strategies and risks in the description starting on page 4. The following are some other risks and information you should consider before you invest:

     o CHANGING INVESTMENT OBJECTIVE AND POLICIES - The investment objective and certain investment policies of the Fund can be changed without shareholder approval. Other investment policies may be changed only with shareholder approval.

     o HOLDING OTHER KINDS OF INVESTMENTS - The Master Portfolio may hold investments that aren't part of its principal investment strategies. Please refer to the SAI for more information. The portfolio manager can also choose not to invest in specific securities described in this prospectus and in the SAI.

     o FOREIGN INVESTMENT RISK - A Fund that invests in foreign securities may be affected by changes in currency exchange rates and the costs of converting currencies; the implementation of the Euro; foreign government controls on foreign investment, repatriation of capital, and currency and exchange; foreign taxes; inadequate supervision and regulation of some foreign markets; difficulty selling some investments, which may increase volatility; different settlement practices or delayed settlements in some markets; difficulty getting complete or accurate information about foreign companies; less strict accounting, auditing and financial reporting standards than those in the U.S.; political, economic or social instability; and difficulty enforcing legal rights outside the U.S.

     o EMERGING MARKETS RISK - Securities issued by companies in developing or emerging market countries, like those in Eastern Europe, the Middle East, Asia or Africa, may be more sensitive to the risks of foreign investing. In particular, these countries may experience instability resulting from rapid social, political and economic development. Many of these countries are dependent on international trade, which makes them sensitive to world commodity prices and economic factors in other countries. Some emerging countries have a higher risk of currency devaluation, and some countries may experience long periods of high inflation or rapid changes in inflation rates.

     o INVESTING DEFENSIVELY - The Master Portfolio may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively.

     o PORTFOLIO TURNOVER - A Fund that replaces -- or turns over -- more than 100% of its investments in a year is considered to trade frequently. Frequent trading can result in larger distributions of short-term capital gains to shareholders. These gains are taxable at higher rates than long-term capital gains. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's returns. The Fund generally buys securities for capital appreciation, investment income, or both, and doesn't engage in short-term trading. The annual portfolio turnover rate for Nations Marsico International Opportunities Fund is expected to be no more than [ ]%.

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             Banc of America Advisors, Inc.

             One Bank of America Plaza
             Charlotte, North Carolina 28255

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             Marsico Capital
             Management, LLC

             1200 17th Street
             Suite 1300
             Denver, Colorado 80202

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HOW THE FUND IS MANAGED


 INVESTMENT ADVISER
 BAAI is the investment adviser to over 60 mutual fund portfolios in the Nations Funds family, including the International Fund described in this prospectus.


 BAAI is a registered investment adviser. It's a wholly-owned subsidiary of Bank of America, which is owned by Bank of America Corporation. The Fund pays BAAI an annual fee for its investment advisory services. The fee is calculated daily based on the average net assets of the Fund and is paid monthly. BAAI uses part of this money to pay investment the sub-adviser for the services it provides to the Fund.


     The following chart shows the maximum advisory fee BAAI can receive:


     Annual investment advisory fee, as a % of average daily net assets

                                                          Maximum
                                                         advisory
                                                           fee
  Nations Marsico International Opportunities Fund(1)     [  ]%

(1) The Fund doesn't have its own investment adviser because it invests in Nations Marsico International Opportunities Master Portfolio. BAAI is the investment adviser to the Master Portfolio.

 INVESTMENT SUB-ADVISER
 Nations Funds and BAAI have engaged investment a sub-adviser to provide day-to-day portfolio management for the Fund. This sub-adviser functions under the supervision of BAAI and the Boards of Trustees of Nations Funds.

 MARSICO CAPITAL MANAGEMENT, LLC
 Marsico Capital is a full service investment advisory firm founded by Thomas F. Marsico in September 1997. It is a registered investment adviser and currently has $18 billion in assets under management.

 Marsico Management Holdings, LLC, a wholly-owned subsidiary of Bank of America Corporation, indirectly owns 50% of the equity of Marsico Capital.


 Marsico Capital is the investment sub-adviser to Nations Marsico International Opportunities Master Portfolio.

     is the portfolio manager of Nations Marsico International Opportunities Master Portfolio. Prior to joining Marsico Capital in May of 2000, Mr.
 spent thirteen years as a     for     . He holds a degree in     from     .

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             Stephens Inc.

             111 Center Street
             Little Rock, Arkansas 72201

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             PFPC Inc.

             400 Bellevue Parkway
             Wilmington, Delaware 19809



 OTHER SERVICE PROVIDERS
 The Fund is distributed and co-administered by Stephens Inc. (Stephens), a registered broker/dealer.

 BAAI is also co-administrator of the Fund, and assists in overseeing the administrative operations of the Fund. The Fund pays BAAI and Stephens a combined fee of 0.23% for their services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Fund and is paid monthly.

 PFPC Inc. (PFPC) is the transfer agent for the Fund's shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

ABOUT YOUR INVESTMENT
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             When you sell shares of a mutual fund, the fund is effectively "buying" them back from you. This is called a redemption.

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             A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes.

             The NYSE is closed on weekends and on the following national holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


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BUYING, SELLING AND EXCHANGING SHARES


 This prospectus offers Primary A Shares of the Fund. Here are some general rules about this class of shares:

    o Primary A Shares are available to certain financial institutions and intermediaries for their own accounts, and for certain client accounts for which they act as a fiduciary, agent or custodian. These include:

      o Bank of America and certain of its affiliates

      o certain other financial institutions and intermediaries, including financial planners and investment advisers

      o institutional investors

      o charitable foundations

      o endowments

      o other Funds in the Nations Funds family

    o The minimum initial investment is $250,000. Financial institutions or intermediaries can total the investments they make on behalf of their clients to meet the minimum initial investment amount.

    o There is no minimum amount for additional investments.

    o There are no sales charges for buying, selling or exchanging these shares.

 You'll find more information about buying, selling and exchanging Primary A Shares on the pages that follow. You should also ask your financial institution or intermediary about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

 The Fund also offers other classes of shares, with different features and expense levels, which you may be eligible to buy. Please contact your investment professional, or call us at 1.800.765.2668 if you have any questions or you need help placing an order.

 HOW SHARES ARE PRICED
 All transactions are based on the price of the Fund's shares -- or its net asset value per share. We calculate net asset value per share for each class of the Fund at the end of each business day. First, we calculate the net asset value for each class of the Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

 VALUING SECURITIES IN THE FUND
 The value of the Fund's assets is based on the total market value of all of the securities it holds. The prices reported on stock exchanges and securities markets around the world are usually used to value securities in the Fund. If prices aren't readily available, or the value of a security has been materially affected by events occurring after a foreign exchange closes, we'll base the price of a security on its fair market value. When a Fund uses fair value to price securities it may value those securities higher or lower than another fund that uses market quotations to price the same securities. We use the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less. International markets may be open on days when U.S. markets are closed. The value of foreign securities owned by the Master Portfolio could change on days when Fund shares may not be bought or sold.

 HOW ORDERS ARE PROCESSED
 Orders to buy, sell or exchange shares are processed on business days. Orders received by Stephens, PFPC or their agents before the end of a business day (usually 4:00 p.m. Eastern time, unless the NYSE closes early) will receive that day's net asset value per share. Orders received after the end of a business day will receive the next business day's net asset value per share. The business day that applies to your order is also called the trade date. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received.

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        BUYING SHARES

        Here are some general rules for buying shares:

          o Investors buy Primary A Shares at net asset value per share.

          o If we don't receive payment within three business days of receiving an order, we'll refuse the order. We'll return any payment received for orders that we refuse.

          o Financial institutions and intermediaries are responsible for sending us orders for their clients and for ensuring that we receive payment on time.

          o Shares purchased are recorded on the books of the Fund. We don't issue certificates.

          o Financial institutions and intermediaries are responsible for recording the beneficial ownership of the shares of their clients, and for reporting this ownership on account statements they send to their clients.

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        SELLING SHARES

        Here are some general rules for selling shares:

          o We normally send the sale proceeds by federal funds wire within three business days after Stephens, PFPC or their agents receive the order.

          o If shares were paid for with a check that wasn't certified, we'll hold the sale proceeds when those shares are sold for at least 15 days after the trade date of the purchase, or until the check has cleared.

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             You should make sure you understand the investment objectives and policies of the Fund you're exchanging into. Please read its prospectus carefully.


          o Financial institutions and intermediaries are responsible for sending us orders for their clients and for depositing the sale proceeds to their accounts on time.

          o Under certain circumstances allowed under the Investment Company Act of 1940 (1940 Act), we can pay investors in securities or other property when they sell shares.

          o We can delay payment of the sale proceeds for up to seven days.

          o Other restrictions may apply to retirement plan accounts. For more information about these restrictions, please contact your retirement plan administrator.

        We may sell shares:

          o if the value of an investor's account falls below $500. We'll provide 60 days notice in writing if we're going to do this

          o if a financial institution or intermediary tells us to sell the shares for a client under arrangements it has made with its clients

          o under certain other circumstances allowed under the 1940 Act


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        EXCHANGING SHARES


        Investors can sell shares of the Fund to buy shares of another Nations Fund. This is called an exchange, and may be appropriate if investment goals or tolerance for risk change.

        Here's how exchanges work:

          o Investors can exchange Primary A Shares of the Fund for Primary A Shares of any other Nations Fund. In some cases, the only Money Market Fund option is Trust Class Shares of Nations Reserves Money Market Funds.

          o The rules for buying shares of a Fund, including any minimum investment requirements, apply to exchanges into that Fund.

          o Exchanges can only be made into a Fund that is legally sold in the investor's state of residence.

          o Exchanges can generally only be made into a Fund that is accepting investments.

          o We may limit the number of exchanges that can be made within a specified period of time.

          o We may change or cancel the right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

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             The power of compounding

             Reinvesting your distributions buys you more shares of the Fund -- which lets you take advantage of the potential for compound growth.

             Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you'll earn more money if you reinvest your distributions.


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DISTRIBUTIONS AND TAXES


About distributions
A mutual fund can make money two ways:

      o It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

      o A fund can also have capital gain if the value of its investments increases. If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

 A mutual fund is not subject to income tax as long as it distributes its net investment income and realized capital gain to its shareholders. The Fund intends to pay out a sufficient amount of its income and capital gain to its shareholders so the Fund won't have to pay any income tax. When the Fund makes this kind of a payment, it's split equally among all shares, and is called a distribution.

 The Fund distributes any net realized capital gain at least once a year. The Fund declares and pays distributions of net investment income [QUARTERLY].

 A distribution is paid based on the number of shares you hold on the record date, which is usually the day the distribution is declared (daily dividend Funds) or the day before the distribution is declared (all other Funds). Shares are eligible to receive distributions from the settlement date (daily dividend Funds) or the trade date (all other Funds) of the purchase up to and including the day before the shares are sold.

 Different share classes of the Fund usually pay different distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

 We'll automatically reinvest distributions in additional shares of the Fund unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover, or by calling us at 1.800.765.2668.

 We generally pay cash distributions within five business days after the end of the quarter or year in which the distribution was made. If you sell all of your shares, we'll pay any distribution that applies to those shares in cash within five business days after the sale was made.

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             This information is a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. You should consult with your own tax advisor about your situation, including any foreign, state and local taxes that may apply.


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               For more information about taxes, please see the SAI.


 If you buy shares of the Fund shortly before it makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and realizes and distributes the gain. This distribution is also subject to tax. Some Funds have built up, or have the potential to build up, high levels of unrealized capital gain.

 HOW TAXES AFFECT YOUR INVESTMENT
 Distributions that come from net investment income, net foreign currency gain and any excess of net short-term capital gain over net long-term capital loss, generally are taxable to you as ordinary income.

 Distributions that come from net capital gain (generally the excess of net long-term capital gain over net short-term capital loss) generally are taxable to you as net capital gain.

 In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. However, any distributions declared in October, November or December of one year and distributed in January of the following year will be taxable as if they had been paid to you on December 31 of the first year.

 We'll send you a notice every year that tells you how much you've received in distributions during the year and their federal tax status. Foreign, state and local taxes may also apply to these distributions.

 WITHHOLDING TAX
 We're required by federal law to withhold tax of 31% on any distributions and redemption proceeds paid to you (including amounts deemed to be paid for "in kind" redemptions and exchanges) if:

  o you haven't given us a correct Taxpayer Identification Number (TIN) and haven't certified that the TIN is correct and withholding doesn't apply

  o the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

  o   the IRS informs us that you are otherwise subject to backup withholding


 The IRS may also impose penalties against you if you don't give us a correct
 TIN.

 Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

 We're also normally required by federal law to withhold tax on distributions paid to foreign shareholders.

 TAXATION OF REDEMPTIONS AND EXCHANGES
 Your redemptions (including redemptions "in kind") and exchanges of Fund shares will usually result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them.

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TERMS USED IN THIS PROSPECTUS


 BANK OBLIGATION - a money market instrument issued by a bank, including certificates of deposit, time deposits and bankers' acceptances.

 CAPITAL GAIN OR LOSS - the difference between the purchase price of a security and its selling price. You realize a capital gain when you sell a security for more than you paid for it. You realize a capital loss when you sell a security for less than you paid for it.

 CASH EQUIVALENTS - short-term, interest-bearing instruments, including obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, bank obligations, asset-backed securities, foreign government securities and commercial paper issued by U.S. and foreign issuers which, at the time of investment, is rated at least Prime-2 by Moody's Investor Services, Inc. (Moody's), A-2 by S&P, or F-1 by Fitch IBCA (Fitch).

 COMMERCIAL PAPER - a money market instrument issued by a large company.

 COMMON STOCK - a security that represents part equity ownership in a company. Common stock typically allows you to vote at shareholder meetings and to share in the company's profits by receiving dividends.

 CONVERTIBLE DEBT - a debt security that can be exchanged for common stock (or another type of security) on a specified basis and date.

 CONVERTIBLE SECURITY - a security that can be exchanged for common stock (or another type of security) at a specified rate. Convertible securities include convertible debt, rights and warrants.

 CORPORATE OBLIGATION - a money market instrument issued by a corporation or commercial bank.

 DEPOSITARY RECEIPTS - evidence of the deposit of a security with a custodian bank. American Depositary Receipts (ADRs), for example, are certificates traded in U.S. markets representing an interest of a foreign company. They were created to make it possible for foreign issuers to meet U.S. security registration requirements. Other examples include ADSs, GDRs and EDRs.

 DIVIDEND YIELD - rate of return of dividends paid on a common or preferred stock. It equals the amount of the annual dividend on a stock expressed as a percentage of the stock's current market value.

 EQUITY SECURITY - an investment that gives you an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

 FIRST-TIER SECURITY - under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds and has the highest short-term rating from a nationally recognized statistical rating organization (NRSRO), or if unrated, is determined by the fund's portfolio management team to be of comparable quality, or is a money market fund issued by a registered investment company, or is a government security.

 FIXED INCOME SECURITY - an intermediate to long-term debt security that matures in more than one year.

 FOREIGN SECURITY - a debt or equity security issued by a foreign company or government.

 FUNDAMENTAL ANALYSIS - a method of securities analysis that tries to evaluate the intrinsic, or "true," value of a particular stock. It includes a study of the overall economy, industry conditions and the financial condition and management of a company.

 FUTURES CONTRACT - a contract to buy or sell an asset or an index of securities at a specified price on a specified future date. The price is set through a futures exchange.

 LIQUIDITY - a measurement of how easily a security can be bought or sold at a price that is close to its market value.

 MONEY MARKET INSTRUMENT - a short-term debt security that is considered to mature in 13 months or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities.

 OVER-THE-COUNTER MARKET - a market where dealers trade securities through a telephone or computer network rather than through a public stock exchange.

 PARTICIPATION - a pass-through certificate representing a share in a pool of debt obligations or other instruments.

 PASS-THROUGH CERTIFICATE - securitized mortgages or other debt securities with interest and principal paid by a servicing intermediary shortly after interest payments are received from borrowers.

 PREFERRED STOCK - a type of equity security that gives you a limited ownership right in a company, with certain preferences or priority over common stock. Preferred stock generally pays a fixed annual dividend. If the company goes bankrupt, preferred shareholders generally receive their share of the company's remaining assets before common shareholders and after bondholders and other creditors.

 PRICE-TO-EARNINGS RATIO (P/E RATIO) - the current price of a share divided by its actual or estimated earnings per share. The P/E ratio is one measure of the value of a company.

 QUANTITATIVE ANALYSIS - an analysis of financial information about a company or security to identify securities that have the potential for growth or are otherwise suitable for a fund to buy.

 RIGHT - a temporary privilege allowing investors who already own a common stock to buy additional shares directly from the company at a specified price or formula.

 SENIOR SECURITY - a debt security that allows holders to receive their share of a company's remaining assets in a bankruptcy before other bondholders, creditors, and common and preferred shareholders.

 TRADE DATE - the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

 U.S. GOVERNMENT OBLIGATIONS - a wide range of debt securities issued or guaranteed by the U.S. government or its agencies, authorities or instrumentalities.

 U.S. TREASURY OBLIGATION - a debt security issued by the U.S. Treasury.

 WARRANT - a certificate that gives you the right to buy common shares at a specified price within a specified period of time.

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         WHERE TO FIND MORE INFORMATION

 You'll find more information about the Equity Fund in the following documents:


        ANNUAL AND SEMI-ANNUAL REPORTS

        The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the auditor's reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on the Fund's performance during the period covered.



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        STATEMENT OF ADDITIONAL INFORMATION

        The SAI contains additional information about the Fund and its policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

        You can obtain a free copy of these documents, request other information about the Fund and make shareholder inquiries by contacting Nations
        Funds:

        By telephone: 1.800.765.2668

        By mail:
        NATIONS FUNDS
        C/O STEPHENS INC.
        ONE BANK OF AMERICA PLAZA
        33RD FLOOR
        CHARLOTTE, NC 28255

        On the Internet: www.nations-funds.com


        Information about the Fund can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. The reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.


SEC file number:
Nations Funds Trust, 811-09645

           -- 5/00

                                                          [GRAPHIC APPEARS HERE]
                                                                   NATIONS FUNDS

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.

PRELIMINARY PROSPECTUS DATED        , 2000
SUBJECT TO COMPLETION


EQUITY FUND

PROSPECTUS  --  INVESTOR A, B AND C SHARES

                                                                          , 2000
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Equity Fund

NATIONS MARSICO INTERNATIONAL OPPORTUNITIES FUND

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


----------------------
   NOT FDIC
   INSURED
----------------------
  May Lose Value
----------------------
 No Bank Guarantee
----------------------

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   NATIONS FUNDS

AN OVERVIEW OF THE FUND
--------------------------------------------------------------------------------

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             TERMS USED IN THIS PROSPECTUS

             IN THIS PROSPECTUS, WE, US AND OUR REFER TO THE NATIONS FUNDS FAMILY (NATIONS FUNDS). SOME OTHER IMPORTANT TERMS WE'VE USED MAY BE NEW TO YOU. THESE ARE PRINTED IN ITALICS WHERE THEY FIRST APPEAR IN A SECTION AND ARE DESCRIBED IN TERMS USED IN THIS PROSPECTUS.


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               YOU'LL FIND TERMS USED IN
               THIS PROSPECTUS ON PAGE 32.

             YOUR INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, N. A. (BANK OF AMERICA), THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. YOUR INVESTMENT MAY LOSE MONEY.

             AFFILIATES OF BANK OF AMERICA ARE PAID FOR THE SERVICES THEY PROVIDE TO THE FUND.

 This booklet, which is called a prospectus, tells you about one of the Nations Funds Equity Funds, Nations Marsico International Opportunities Fund. Please read it carefully, because it contains information that's designed to help you make informed investment decisions.

 ABOUT THE FUND
 Nations Marsico International Opportunities Fund invests primarily in equity securities of foreign companies of any size.

 FOREIGN SECURITIES have the potential to provide you with higher returns than many other kinds of investments, but they involve special risks not associated with investing in the U.S. Stock Market, which you need to be aware of before you invest. There's always a risk that you'll lose money or you may not earn as much as you expect.

 IS THIS FUND RIGHT FOR YOU?
 When you're choosing a Fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.


 Nations Marsico International Opportunities Fund focuses on long-term growth. It may be suitable for you if:

  o   you have longer-term investment goals

  o   it's part of a balanced portfolio

  o you want to try to hedge your portfolio against a loss of buying power that inflation can cause over time


 It may not be suitable for you if:

  o you're not prepared to accept or are unable to bear the risks associated with equity securities

  o   you have short-term investment goals

  o   you're looking for a regular stream of income

 You'll find a discussion of the Fund's principal investments, strategies and risks in the Fund description that starts on page 4.

 FOR MORE INFORMATION
 If you have any questions about the Fund, please call us at 1.800.321.7854 or contact your investment professional.

 You'll find more information about the Fund in the Statement of Additional Information (SAI). The SAI includes more detailed information about the Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

WHAT'S INSIDE
--------------------------------------------------------------------------------

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             BANC OF AMERICA ADVISORS, INC.

             BANC OF AMERICA ADVISORS, INC. (BAAI) IS THE INVESTMENT ADVISER TO THE FUND. BAAI IS RESPONSIBLE FOR THE OVERALL MANAGEMENT AND SUPERVISION OF THE INVESTMENT MANAGEMENT OF THE FUND. BAAI AND NATIONS FUNDS HAVE ENGAGED A SUB-ADVISER, WHICH IS RESPONSIBLE FOR THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

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               YOU'LL FIND MORE ABOUT
               BAAI AND THE SUB-ADVISER
               STARTING ON PAGE 9.


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ABOUT THE FUND

Equity Fund
NATIONS MARSICO INTERNATIONAL OPPORTUNITIES FUND              4
Sub-adviser: Marsico Capital Management, LLC
---------------------------------------------------------------
OTHER IMPORTANT INFORMATION                                   8
---------------------------------------------------------------
HOW THE FUND IS MANAGED                                       9


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    ABOUT YOUR INVESTMENT

INFORMATION FOR INVESTORS
  Choosing a share class                                     11
  Buying, selling and exchanging shares                      20
  How selling and servicing agents are paid                  28
  Distributions and taxes                                    30
---------------------------------------------------------------
TERMS USED IN THIS PROSPECTUS                                32
---------------------------------------------------------------
WHERE TO FIND MORE INFORMATION                       BACK COVER

ABOUT THE EQUITY FUND
--------------------------------------------------------------------------------

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             ABOUT THE SUB-ADVISER

             THE FUND DOES NOT HAVE ITS OWN INVESTMENT ADVISER OR SUB-ADVISER BECAUSE IT'S A "FEEDER" FUND. A FEEDER FUND TYPICALLY INVESTS ALL OF ITS ASSETS IN ANOTHER FUND, WHICH IS CALLED A "MASTER PORTFOLIO." MASTER PORTFOLIO AND FUND ARE SOMETIMES USED INTERCHANGEABLY.

             MARSICO CAPITAL MANAGEMENT, LLC (MARSICO CAPITAL) IS THE MASTER
             PORTFOLIO'S SUB-ADVISER.     IS THE PORTFOLIO MANAGER AND MAKES
             THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE MASTER PORTFOLIO.

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               YOU'LL FIND MORE ABOUT
               MARSICO CAPITAL AND
               ON PAGE 9.

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             WHAT IS AN INTERNATIONAL MULTI-CAP FUND?

             AN INTERNATIONAL MULTI-CAP FUND INVESTS IN COMPANIES AROUND THE WORLD AS WELL AS ACROSS THE CAPITALIZATION SPECTRUM -- SMALL, MID AND LARGE COMPANIES -- THAT HAVE THE POTENTIAL FOR SIGNIFICANT INCREASES IN REVENUE OR EARNINGS. THESE ARE TYPICALLY COMPANIES THAT MAY BE LARGE, ESTABLISHED AND WELL-KNOWN COMPANIES AS WELL AS SMALL, NEW AND RELATIVELY UNKNOWN COMPANIES THAT ARE DEVELOPING OR APPLYING NEW TECHNOLOGIES, PRODUCTS OR SERVICES IN STRONG INDUSTRY SECTORS.

 NATIONS MARSICO INTERNATIONAL OPPORTUNITIES FUND

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        INVESTMENT OBJECTIVE

        This Fund seeks long-term growth of capital.

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        PRINCIPAL INVESTMENT STRATEGIES

        The Fund invests all of its assets in Nations Marsico International Opportunities Master Portfolio (the Master Portfolio). The Master Portfolio has the same investment objective as the Fund.


 The Master Portfolio normally invests at least 65% of its assets in COMMON STOCKS of foreign companies of any capitalization size that are selected for their long-term growth potential. The Master Portfolio normally invests in issuers from at least three different countries not including the United States and generally holds a core position of 35 to 50 common stocks. The Master Portfolio may invest in common stocks of companies operating in emerging markets.

 The Master Portfolio also may invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

 Marsico Capital looks for companies with earnings growth potential that may not be recognized by other investors, focusing on companies that have some of the following characteristics:

  o changing products, markets or technologies that may result in extraordinary growth

  o strong brand franchises that can take advantage of a changing global environment

  o global reach that allows the company to generate sales and earnings both in the United States and abroad. This can give the company added growth potential and also means the company may be less affected by changes in local markets

  o well positioned to take advantage of the major social, economic and cultural shifts taking place in the world

 Once an investment opportunity is identified, Marsico Capital uses a disciplined analytical process to assess its potential as an investment. This process includes a "top down" analysis that takes into account economic factors like interest rates, inflation, the regulatory environment, the industry and global competition.

 The process also includes a "bottom-up" analysis of a company's financial situation, as well as individual company characteristics like commitment to research, market franchise and quality of management.

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               YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND STARTING ON PAGE 8 AND IN THE SAI.

        Marsico Capital may sell a security when it believes there is a deterioration in the company's financial situation, the security is overvalued, when there is a negative development in the company's competitive, regulatory or economic environment, or for other reasons.


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        RISKS AND OTHER THINGS TO CONSIDER

        Nations Marsico International Opportunities Fund has the following risks:

     o INVESTMENT STRATEGY RISK - There is a risk that the value of the Master Portfolio's investments will not rise as high as Marsico Capital expects, or will fall.

     o STOCK MARKET RISK - The value of any stocks the Master Portfolio holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

     o SMALLER AND MEDIUM COMPANY RISK - Smaller and medium companies can experience tighter markets and can have more limited managerial and financial resources than larger companies. Consequently, the performance of smaller and medium companies can be more volatile and they may be more likely to experience business failure, which tends to cause greater price swings in the stocks of these companies that are held by the Master Portfolio. In general, the smaller a company, the more these risks increase.

     o FOREIGN INVESTMENT RISK - Because the Master Portfolio invests primarily in foreign securities, it can be affected by the risks of foreign investing. Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, the implementation of the Euro, foreign controls on investment, difficulties selling some securities and lack of or limited financial information. Withholding taxes also may apply to some foreign investments.

     o INVESTING IN THE MASTER PORTFOLIO - Other mutual funds and eligible investors can buy shares in the Master Portfolio. All investors in the Master Portfolio invest under the same terms and conditions as the Fund and pay a proportionate share of the Master Portfolio's expenses. Other feeder funds that invest in the Master Portfolio may have different share prices and returns than the Fund because different feeder funds typically have varying sales charges, and ongoing administrative and other expenses.

          The Fund could withdraw its entire investment from the Master Portfolio if it believes it's in the best interests of the Fund to do so (for example, if the Master Portfolio changed its investment objective). It is unlikely that this would happen, but if it did, the Fund's portfolio could be less diversified and therefore less liquid, and expenses could increase. The Fund might also have to pay brokerage, tax or other charges.

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             THERE ARE TWO KINDS OF FEES -- SALES CHARGES YOU PAY DIRECTLY, AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

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        A LOOK AT THE FUND'S PERFORMANCE

        Because the Fund commenced operations on , 2000 and has not been in operation for a full calendar year, no risk/return bar chart or table is included in the prospectus.

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        WHAT IT COSTS TO INVEST IN THE FUND

        This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES                                         Investor A    Investor B    Investor C
(Fees paid directly from your investment)                  Shares        Shares        Shares
        Maximum sales charge (load)
        imposed on purchases, as a %
        of offering price                                   5.75%         none          none

        Maximum deferred sales charge,
        as a % of net asset value                           none(1)       5.00%(2)      1.00%(3)

        Redemption fee, as a %
        of the amount sold                                  none          none          none

        ANNUAL FUND OPERATING EXPENSES(4)
        (Expenses that are deducted from the Fund's assets)

        Management fees                                     [  ]%         [  ]%         [  ]%

        Distribution (12b-1) and shareholder
        servicing fees                                      0.25%         1.00%         1.00%

        Other expenses(5)                                   [  ]%         [  ]%         [  ]%
                                                           ---------     --------      --------
        Total annual Fund operating expenses                [  ]%         [  ]%         [  ]%
                                                           =========     ========      ========

     (1) A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within eighteen months of buying them. Please see page 13 for details.

     (2) This charge decreases over time. Please see page 14 for details.

     (3) This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see page 16 for details.


     (4) These fees and expenses include the Fund's portion of the fees and expenses deducted from the assets of the Master Portfolio.


     (5) Other expenses are based on estimates for the current fiscal year.

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             THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

        EXAMPLE
        This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.


        This example assumes:

          o you invest $10,000 in Investor A, Investor B or Investor C Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

          o you reinvest all dividends and distributions in the Fund

          o your investment has a 5% return each year

          o the Fund's operating expenses remain the same as shown in the table above

        Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                            1 year     3 years
  Investor A Shares           $          $
  Investor B Shares           $          $
  Investor C Shares           $          $

        If you bought Investor B or Investor C Shares, you would pay the following expenses if you didn't sell your shares:


                            1 year     3 years
  Investor B Shares           $          $
  Investor C Shares           $          $

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         OTHER IMPORTANT INFORMATION

 You'll find specific information about the Fund's principal investments, strategies and risks in the description starting on page 4. The following are some other risks and information you should consider before you invest:

     o CHANGING INVESTMENT OBJECTIVE AND POLICIES - The investment objective and certain investment policies of the Fund can be changed without shareholder approval. Other investment policies may be changed only with shareholder approval.

     o HOLDING OTHER KINDS OF INVESTMENTS - The Master Portfolio may hold investments that aren't part of its principal investment strategies. Please refer to the SAI for more information. The portfolio manager can also choose not to invest in specific securities described in this prospectus and in the SAI.

     o FOREIGN INVESTMENT RISK - A Fund that invests in foreign securities may be affected by changes in currency exchange rates and the costs of converting currencies; the implementation of the Euro; foreign government controls on foreign investment, repatriation of capital, and currency and exchange; foreign taxes; inadequate supervision and regulation of some foreign markets; difficulty selling some investments, which may increase volatility; different settlement practices or delayed settlements in some markets; difficulty getting complete or accurate information about foreign companies; less strict accounting, auditing and financial reporting standards than those in the U.S.; political, economic or social instability; and difficulty enforcing legal rights outside the U.S.

     o EMERGING MARKETS RISK - Securities issued by companies in developing or emerging market countries, like those in Eastern Europe, the Middle East, Asia or Africa, may be more sensitive to the risks of foreign investing. In particular, these countries may experience instability resulting from rapid social, political and economic development. Many of these countries are dependent on international trade, which makes them sensitive to world commodity prices and economic factors in other countries. Some emerging countries have a higher risk of currency devaluation, and some countries may experience long periods of high inflation or rapid changes in inflation rates.

     o INVESTING DEFENSIVELY - The Master Portfolio may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively.

     o PORTFOLIO TURNOVER - A Fund that replaces -- or turns over -- more than 100% of its investments in a year is considered to trade frequently. Frequent trading can result in larger distributions of short-term CAPITAL GAINS to shareholders. These gains are taxable at higher rates than long-term capital gains. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's returns. The Fund generally buys securities for capital appreciation, investment income, or both, and doesn't engage in short-term trading. The annual portfolio turnover rate for Nations Marsico International Opportunities Fund is expected to be no more than [ ]%.

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             BANC OF AMERICA ADVISORS, INC.

             ONE BANK OF AMERICA PLAZA
             CHARLOTTE, NORTH CAROLINA 28255

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             MARSICO CAPITAL
             MANAGEMENT, LLC

             1200 17TH STREET
             SUITE 1300
             DENVER, COLORADO 80202


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         HOW THE FUND IS MANAGED

 INVESTMENT ADVISER
 BAAI is the investment adviser to over 60 mutual fund portfolios in the Nations Funds family, including the International Fund described in this prospectus.

 BAAI is a registered investment adviser. It's a wholly-owned subsidiary of Bank of America, which is owned by Bank of America Corporation. The Fund pays BAAI an annual fee for its investment advisory services. The fee is calculated daily based on the average net assets of the Fund and is paid monthly. BAAI uses part of this money to pay the investment sub-adviser for the services it provides to the Fund.

 The following chart shows the maximum advisory fee BAAI can receive:

 ANNUAL INVESTMENT ADVISORY FEE, AS A % OF AVERAGE DAILY NET ASSETS

                                                         Maximum
                                                         advisory
                                                           fee
  Nations Marsico International Opportunities Fund(1)     [  ]%

(1) The Fund doesn't have its own investment adviser because it invests in Nations Marsico International Opportunities Master Portfolio. BAAI is the investment adviser to the Master Portfolio.

 INVESTMENT SUB-ADVISER
 Nations Funds and BAAI have engaged an investment sub-adviser to provide day-to-day portfolio management for the Fund. This sub-adviser functions under the supervision of BAAI and the Boards of Trustees of Nations Funds.

 MARSICO CAPITAL MANAGEMENT, LLC
 Marsico Capital is a full service investment advisory firm founded by Thomas F. Marsico in September 1997. It is a registered investment adviser and currently has $18 billion in assets under management.

 Marsico Management Holdings, LLC, a wholly-owned subsidiary of Bank of America Corporation, indirectly owns 50% of the equity of Marsico Capital.

 Marsico Capital is the investment sub-adviser to Nations Marsico International Opportunities Master Portfolio.

     is the portfolio manager of Nations Marsico International Opportunities Master Portfolio. Prior to joining Marsico Capital in May of 2000, Mr.
     spent thirteen years as a       for       . He holds a degree in
       from       .

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             STEPHENS INC.

             111 CENTER STREET
             LITTLE ROCK, ARKANSAS 72201

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             PFPC INC.

             400 BELLEVUE PARKWAY
             WILMINGTON, DELAWARE 19809


 OTHER SERVICE PROVIDERS
 The Fund is distributed and co-administered by Stephens Inc. (Stephens), a registered broker/dealer. Stephens may pay commissions, distribution (12b-1) and shareholder servicing fees, and/or other compensation to companies for selling shares and providing services to investors.

 BAAI is also co-administrator of the Fund, and assists in overseeing the administrative operations of the Fund. The Fund pays BAAI and Stephens a combined fee of 0.23% for their services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Fund, and is paid monthly.

 PFPC Inc. (PFPC) is the transfer agent for the Fund's shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

ABOUT YOUR INVESTMENT
--------------------------------------------------------------------------------

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             WE'VE USED THE TERM, INVESTMENT PROFESSIONAL, TO REFER TO THE PERSON WHO HAS ASSISTED YOU WITH BUYING NATIONS FUNDS. SELLING AGENT OR SERVICING AGENT (SOMETIMES REFERRED TO AS A SELLING AGENT) MEANS THE COMPANY THAT EMPLOYS YOUR INVESTMENT PROFESSIONAL. SELLING AND SERVICING AGENTS INCLUDE BANKS, BROKERAGE FIRMS, MUTUAL FUND DEALERS AND OTHER FINANCIAL INSTITUTIONS, INCLUDING AFFILIATES OF BANK OF AMERICA.

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               FOR MORE INFORMATION ABOUT HOW TO CHOOSE A SHARE CLASS, CONTACT YOUR INVESTMENT PROFESSIONAL OR CALL US AT 1.800.321.7854.

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               BEFORE YOU INVEST, PLEASE NOTE THAT OVER TIME, DISTRIBUTION (12B-1) AND SHAREHOLDER SERVICING FEES WILL INCREASE THE COST OF YOUR INVESTMENT, AND MAY COST YOU MORE THAN ANY SALES CHARGES YOU MAY PAY. FOR MORE INFORMATION, SEE HOW SELLING AND SERVICING AGENTS ARE PAID.


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         CHOOSING A SHARE CLASS

 Before you can invest in the Fund, you'll need to choose a share class. There are three classes of shares for the Fund offered by this prospectus.

 Each class has its own sales charges and fees. The table below compares the charges and fees of the share classes.

                          Investor A                 Investor B             Investor C
                            Shares                     Shares                 Shares
  Maximum amount          no limit                    $250,000               no limit
  you can buy

  Maximum front-end         5.75%                       none                   none
  sales charge

  Maximum deferred          none(1)                     5.00%(2)               1.00%(3)
  sales charge

  Redemption fee            none                        none                   none

  Maximum annual       0.25% distribution        0.75% distribution     0.75% distribution
  distribution          (12b-1)/service             (12b-1) fee            (12b-1) fee
  and shareholder           fee                   0.25% service fee      0.25% service fee
  servicing fees

  Conversion feature        none                        yes                    none

(1) A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within eighteen months of buying them. Please see page 13 for details.

(2) This charge decreases over time. Please see page 14 for details.

(3) This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see page 16 for details.

 The share class you choose will depend on how much you're investing, how long you're planning to stay invested, and how you prefer to pay the sales charge.

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             THE OFFERING PRICE PER SHARE IS THE NET ASSET VALUE PER SHARE PLUS ANY SALES CHARGE THAT APPLIES.

             THE NET ASSET VALUE PER SHARE IS THE PRICE OF A SHARE CALCULATED BY THE FUND EVERY BUSINESS DAY.

 The total cost of your investment over the time you expect to hold your shares will be affected by the distribution (12b-1) and shareholder servicing fees, as well as by the amount of any front-end sales charge or contingent deferred sales charge (CDSC) that applies, and when you're required to pay the charge. You should think about these things carefully before you invest.

 Investor A Shares have a front-end sales charge, which is deducted when you buy your shares. This means that a smaller amount is invested in the Fund, unless you qualify for a waiver or reduction of the sales charge. However, Investor A Shares have lower ongoing distribution (12b-1) and/or shareholder servicing fees than Investor B and Investor C Shares. This means that Investor A Shares can be expected to pay relatively higher dividends per share.

 Investor B Shares have limits on how much you can invest. When you buy Investor B or Investor C Shares, the full amount is invested in the Fund. However, you may pay a CDSC when you sell your shares. Over time, Investor B and Investor C Shares can incur distribution (12b-1) and shareholder servicing fees that are equal to or more than the front-end sales charge, and the distribution (12b-1) and shareholder servicing fees you would pay for Investor A Shares. Although the full amount of your purchase is invested in the Fund, any positive investment return on this money may be partially or fully offset by the expected higher annual expenses of Investor B and Investor C Shares. You should also consider the conversion feature for Investor B Shares, which is described in ABOUT INVESTOR B SHARES.


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        ABOUT INVESTOR A SHARES

        There is no limit to the amount you can invest in Investor A Shares. You generally will pay a front-end sales charge when you buy your shares, or in some cases, a CDSC when you sell your shares.

        FRONT-END SALES CHARGE
        You'll pay a front-end sales charge when you buy Investor A Shares, unless:

        o you qualify for a waiver of the sales charge. You can find out if you qualify for a waiver in the section, WHEN YOU MIGHT NOT HAVE TO PAY A SALES CHARGE

        o you're reinvesting distributions

        The sales charge you'll pay depends on the amount you're investing -- the larger the investment, the smaller the sales charge.

                       Nations Marsico International Opportunities Fund
                                                                           Amount retained
                                Sales charge          Sales charge        by selling agents
                                as a % of the        as a % of the        as a % of the
                               offering price       net asset value       offering price
Amount you bought                 per share            per share             per share

$        0-$49,999                  5.75%                6.10%                 5.00%
$   50,000-$99,999                  4.50%                4.71%                 3.75%
$ 100,000-$249,999                  3.50%                3.63%                 2.75%
$ 250,000-$499,999                  2.50%                2.56%                 2.00%
$ 500,000-$999,999                  2.00%                2.04%                 1.75%
$1,000,000 or more                  0.00%                0.00%                 1.00%(1)

        (1) 1.00% on the first $3,000,000, 0.50% on the next $47,000,000, 0.25%
            on amounts over $50,000,000. Stephens pays the amount retained by selling agents on investments of $1,000,000 or more, but may be reimbursed when a CDSC is deducted if the shares are sold within eighteen months from the time they were bought. Please see HOW SELLING AND SERVICING AGENTS ARE PAID for more information.

        CONTINGENT DEFERRED SALES CHARGE
        If you own or buy $1,000,000 or more of Investor A Shares, there are two situations when you'll pay a CDSC:

        o If you bought your shares before August 1, 1999, and you sell them:

          o during the first year you own them, you'll pay a CDSC of 1.00%
          o during the second year you own them, you'll pay a CDSC of 0.50%

        o If you buy your shares on or after August 1, 1999 and sell them within 18 months of buying them, you'll pay a CDSC of 1.00%.

        The CDSC is calculated from the day your purchase is accepted (the TRADE
        DATE). We deduct the CDSC from the market value or purchase price of the shares, whichever is lower.

        You won't pay a CDSC on any increase in net asset value since you bought your shares, or on any shares you receive from reinvested distributions. We'll sell any shares that aren't subject to the CDSC first. We'll then sell shares that result in the lowest CDSC.

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        ABOUT INVESTOR B SHARES

        You can buy up to $250,000 of Investor B Shares at a time. You don't pay a sales charge when you buy Investor B Shares, but you may have to pay a CDSC when you sell them.

        CONTINGENT DEFERRED SALES CHARGE
        You'll pay a CDSC when you sell your Investor B Shares, unless:

        o you bought the shares on or after January 1, 1996 and before August 1, 1997

        o you received the shares from reinvested distributions

        o you qualify for a waiver of the CDSC. You can find out how to qualify for a waiver on page 19

        The CDSC you pay depends on the Fund you bought, when you bought your shares, how much you bought in some cases, and how long you held them.


Nations Marsico International Opportunities Fund

If you sell your shares
during the following year:                                  You'll pay a CDSC of:
----------------------------------  ---------------------------------------------------------------------
                                                                                           Shares
                                                                                             you
                                                                                           bought      Shares
                                  Shares                                                 on or after     you
                                you bought           Shares you bought between            1/1/1996      bought
                                   after              8/1/1997 and 11/15/1998            and before     before
                                11/15/1998           in the following amounts:            8/1/1997     1/1/1996
                               ------------ ------------------------------------------- ------------   ---------
                                                 $    0-       $250,000-      $500,000-
                                                 $249,999      $499,999       $999,999
  the first year you own them       5.0%             5.0%           3.0%           2.0%     none          5.0%
  the second year you own them      4.0%             4.0%           2.0%           1.0%     none          4.0%
  the third year you own them       3.0%             3.0%           1.0%          none      none          3.0%
  the fourth year you own them      3.0%             3.0%          none           none      none          2.0%
  the fifth year you own them       2.0%             2.0%          none           none      none          2.0%
  the sixth year you own them       1.0%             1.0%          none           none      none          1.0%
  after six years of owning them    none            none           none           none      none         none

        The CDSC is calculated from the trade date of your purchase. We deduct the CDSC from the market value or purchase price of the shares, whichever is lower. We'll sell any shares that aren't subject to the CDSC first. We'll then sell shares that result in the lowest CDSC.

        Your selling agent receives compensation when you buy Investor B Shares. Please see HOW SELLING AND SERVICING AGENTS ARE PAID for more information.

        ABOUT THE CONVERSION FEATURE
        Investor B Shares generally convert automatically to Investor A Shares according to the following schedule:


           Nations Marsico International Opportunities Fund
                                     Will convert to Investor A Shares
Investor B Shares you bought            after you've owned them for

  after November 15, 1998                      eight years
  between August 1, 1997
  and November 15, 1998

  $         0-$249,000                         nine years
  $   250,000-$499,999                          six years
  $   500,000-$999,999                         five years
 before August 1, 1997                         nine years

        The conversion feature allows you to benefit from the lower operating costs of Investor A Shares, which can help increase total returns.

        Here's how the conversion works:

        o We won't convert your shares if you tell your investment professional, selling agent or the transfer agent within 90 days before the conversion date that you don't want your shares to be converted. Remember, it's in your best interest to convert your shares because Investor A Shares have lower expenses.

        o Shares are converted at the end of the month in which they become eligible for conversion. Any shares you received from reinvested distributions on these shares will convert to Investor A Shares at the same time.

        o You'll receive the same dollar value of Investor A Shares as the Investor B Shares that were converted. No sales charge or other charges apply.

        o Investor B Shares that you received from an exchange of Investor B Shares of another Nations Fund will convert based on the day you bought the original shares. Your conversion date may be later if you exchanged to or from a Nations Funds Money Market Fund.

        o Conversions are free from federal tax.

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             PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL FOR MORE INFORMATION ABOUT REDUCTIONS AND WAIVERS OF SALES CHARGES.

             YOU SHOULD TELL YOUR INVESTMENT PROFESSIONAL THAT YOU MAY QUALIFY FOR A REDUCTION OR A WAIVER BEFORE BUYING SHARES.

             WE CAN CHANGE OR CANCEL THESE TERMS AT ANY TIME. ANY CHANGE OR CANCELLATION APPLIES ONLY TO FUTURE PURCHASES.

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        ABOUT INVESTOR C SHARES

        There is no limit to the amount you can invest in Investor C Shares. You don't pay a sales charge when you buy Investor C Shares, but you may pay a CDSC when you sell them.

        CONTINGENT DEFERRED SALES CHARGE
        You'll pay a CDSC of 1.00% when you sell Investor C Shares within one year of buying them, unless:

        o you received the shares from reinvested distributions

        o you qualify for a waiver of the CDSC. You can find out how to qualify for a waiver on page 19

        The CDSC is calculated from the trade date of your purchase. We deduct the CDSC from the market value or purchase price of the shares, whichever is lower. We'll sell any shares that aren't subject to the CDSC first. We'll then sell shares that result in the lowest CDSC.

        Your selling agent receives compensation when you buy Investor C Shares. Please see HOW SELLING AND SERVICING AGENTS ARE PAID for more information.

        WHEN YOU MIGHT NOT HAVE TO PAY A SALES CHARGE

        FRONT-END SALES CHARGES
        (Investor A Shares)

        There are three ways you can lower the front-end sales charge you pay on Investor A Shares:

     o COMBINE PURCHASES YOU'VE ALREADY MADE
          Rights of accumulation allow you to combine the value of Investor A, Investor B and Investor C Shares you already own with Investor A Shares you're buying in order to calculate the sales charge. The sales charge is based on the total value of the shares you already own, or the original purchase cost, whichever is higher, plus the value of the shares you're buying. Index Funds and Money Market Funds, except Investor B and Investor C Shares of Nations Reserves Money Market Funds, don't qualify for rights of accumulation.

     o    COMBINE PURCHASES YOU PLAN TO MAKE
          By signing a letter of intent, you can combine the value of shares you already own with the value of shares you plan to buy over a 13-month period to calculate the sales charge.

          o You can choose to start the 13-month period up to 90 days before you sign the letter of intent.

          o Each purchase you make will receive the sales charge that applies to the total amount you plan to buy.

          o If you don't buy as much as you planned within the period, you must pay the difference between the charges you've paid and the charges that actually apply to the shares you've bought.

          o Your first purchase must be at least 5% of the minimum amount for the sales charge level that applies to the total amount you plan to buy.

          o If the purchase you've made later qualifies for a reduced sales charge through the 90-day backdating provisions, we'll make an adjustment for the lower charge when the letter of intent expires. Any adjustment will be used to buy additional shares at the reduced sales charge.

     o    COMBINE PURCHASES WITH FAMILY MEMBERS
          You can receive a quantity discount by combining purchases of Investor A Shares that you, your spouse and children under age 21 make on the same day. Some distributions or payments from the dissolution of certain qualified plans also qualify for the quantity discount. Index Funds and Money Market Funds, except Investor B and Investor C Shares of Nations Reserves Money Market Funds, don't qualify.

        The following investors can buy Investor A Shares without paying a front-end sales charge:

          o full-time employees and retired employees of Bank of America Corporation (and its predecessors), its affiliates and subsidiaries and the immediate families of these people

          o banks, trust companies and thrift institutions, acting as fiduciaries

          o individuals receiving a distribution from a Bank of America trust or other fiduciary account may use the proceeds of that distribution to buy Investor A Shares without paying a front-end sales charge, as long as the proceeds are invested in the Funds within 90 days of the date of distribution

          o Nations Funds' Trustees, Directors and employees of its investment sub-advisers

          o registered broker/dealers that have entered into a Nations Funds dealer agreement with Stephens may buy Investor A Shares without paying a front-end sales charge for their investment account only

          o registered personnel and employees of these broker/dealers and their family members may buy Investor A Shares without paying a front-end sales charge according to the internal policies and procedures of the employing broker/dealer as long as these purchases are made for their own investment purposes

          o employees or partners of any service provider to the Fund

          o investors who buy through accounts established with certain fee-based investment advisers or financial planners, including Nations Funds Personal Investment Planner accounts, wrap fee accounts and other managed agency/asset allocation accounts

          o shareholders of certain Funds that reorganized into the Nations Funds who were entitled to buy shares at net asset value

        The following plans can buy Investor A Shares without paying a front-end sales charge:

        o pension, profit-sharing or other employee benefit plans established under Section 401 or Section 457 of the Internal Revenue Code of 1986, as amended (the tax code)

        o employee benefit plans created according to Section 403(b) of the tax code and sponsored by a non-profit organization qualified under
          Section 501(c)(3) of the tax code. To qualify for the waiver, the plan must:

          o have at least $500,000 invested in Investor A Shares of Nations Funds (except Money Market Funds), or

          o sign a letter of intent to buy at least $500,000 of Investor A Shares of Nations Funds (except Money Market Funds), or

          o be an employer-sponsored plan with at least 100 eligible participants, or

          o be a participant in an alliance program that has signed an agreement with the Fund or a selling agent

        You can also buy Investor A Shares without paying a sales charge if you buy the shares within 120 days of selling the same Fund. This is called the reinstatement privilege. You can invest up to the amount of the sale proceeds. We'll credit your account with any CDSC paid when you sold the shares. The reinstatement privilege does not apply to any shares you bought through a previous reinstatement. PFPC, Stephens or their agents must receive your written request within 120 days after you sell your shares.

        In addition, you can buy Investor A Shares without paying a sales charge if you buy the shares with proceeds from the redemption of shares of a nonaffiliated mutual fund as long as the redemption of the nonaffiliated fund shares occurred within 45 days prior to the purchase of the Investor A Shares. We must receive a copy of the confirmation of the redemption transaction in order for you to avoid paying the sales charge.

        Stephens may pay selling agents up to 1.00% of the net asset value of Investor A Shares bought without a sales charge. Stephens may be reimbursed through any CDSC that applies.

        CONTINGENT DEFERRED SALES CHARGES
        (Investor A, Investor B and Investor C Shares)


        You won't pay a CDSC on the following transactions:

        o shares sold following the death or disability (as defined in the tax code) of a shareholder, including a registered joint owner

        o the following retirement plan distributions:

          o lump-sum or other distributions from a qualified corporate or self-employed retirement plan following the retirement (or following attainment of age 59 1/2 in the case of a "key employee" of a "top heavy" plan)

          o distributions from an IRA or Custodial Account under Section 403(b)(7) of the tax code, following attainment of age 59 1/2

          o a tax-free return of an excess contribution to an IRA

          o distributions from a qualified retirement plan that aren't subject to the 10% additional federal withdrawal tax under Section 72(t)(2) of the tax code

        o payments made to pay medical expenses which exceed 7.5% of income, and distributions made to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least 12 weeks

        o shares sold under our right to liquidate a shareholder's account, including instances where the aggregate net asset value of Investor A, Investor B or Investor C Shares held in the account is less than the minimum account size

        o withdrawals made under the Automatic Withdrawal Plan described in BUYING, SELLING AND EXCHANGING SHARES, if the total withdrawals of Investor A, Investor B or Investor C Shares made in a year are less than 12% of the total value of those shares in your account. A CDSC may only apply to Investor A Shares if you bought more than $1,000,000

        We'll also waive the CDSC on the sale of Investor A or Investor C Shares bought before September 30, 1994 by current or retired employees of Bank of America and its affiliates, or by current or former trustees or directors of the Nations Funds or other management companies managed by Bank of America.

        You won't pay a CDSC on the sale of Investor B or Investor C Shares if you reinvest any of the proceeds in the same Fund within 120 days of the sale. This is called the reinstatement privilege. You can invest up to the amount of the sale proceeds. We'll credit your account with any CDSC paid when you sold the shares. The reinstatement privilege does not apply to any shares you bought through a previous reinstatement. PFPC, Stephens or their agents must receive your written request within 120 days after you sell your shares.

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             WHEN YOU SELL SHARES OF A MUTUAL, FUND, THE FUND IS EFFECTIVELY "BUYING" THEM BACK FROM YOU. THIS IS CALLED A REDEMPTION.

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         BUYING, SELLING AND EXCHANGING SHARES

 You can invest in the Fund through your selling agent or directly from Nations Funds.

 We encourage you to consult with an investment professional who can open an account for you with a selling agent and help you with your investment decisions. Once you have an account, you can buy, sell and exchange shares by contacting your investment professional or selling agent. They will look after any paperwork that's needed to complete a transaction and send your order to us.

 You should also ask your selling agent about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

 The table on the next page summarizes some key information about buying, selling and exchanging shares. You'll find sales charges and other fees that apply to these transactions in CHOOSING A SHARE CLASS.

 The Fund also offers other classes of shares, with different features and expense levels, which you may be eligible to buy. Please contact your investment professional, or call us at 1.800.321.7854 if you have any questions or you need help placing an order.

                          Ways to
                       buy, sell or                How much you can buy,
                         exchange                    sell or exchange                              Other things to know
                    ------------------   ---------------------------------------- -------------------------------------------------
Buying shares       In a lump sum        minimum initial investment:              There is no limit to the amount you can invest in
                                         o $1,000 for regular accounts            Investor A and C Shares. You can invest up to
                                         o $500 for traditional and Roth IRA      $250,000 in Investor B Shares at a time.
                                           accounts
                                         o $250 for certain fee-based accounts
                                         o no minimum for certain retirement
                                           plan accounts like 401(k) plans and
                                           SEP accounts, but other restrictions
                                           apply
                                         minimum additional investment:
                                         o $100 for all accounts

                     Using our            minimum initial investment:             You can buy shares monthly, twice a month or
                    Systematic           o $100                                   quarterly, using automatic transfers from your
                    Investment Plan      minimum additional investment:           bank account.
                                         o $50
-----------------------------------------------------------------------------------------------------------------------------------
Selling shares      In a lump sum        o you can sell up to $50,000 of your     We'll deduct any CDSC from the amount you're
                                           shares by telephone, otherwise there   selling and send you or your selling agent the
                                           are no limits to the amount you can    balance, usually within three business days of
                                           sell                                   receiving your order.
                                         o other restrictions may apply to        If you paid for your shares with a check that
                                           withdrawals from retirement plan       wasn't certified, we'll hold the sale proceeds
                                           accounts                               when you sell those shares for at least 15 days
                                                                                  after the trade date of the purchase, or until the
                                                                                  check has cleared.

                     Using our           o minimum $25 per withdrawal             Your account balance must be at least $10,000
                    Automatic                                                     to set up the plan. You can make withdrawals
                    Withdrawal Plan                                               monthly, twice a month or quarterly. We'll send
                                                                                  your money by check or deposit it directly to
                                                                                  your bank account. No CDSC is deducted if you
                                                                                  withdraw 12% or less of the value of your
                                                                                  shares in a class.
-----------------------------------------------------------------------------------------------------------------------------------
Exchanging shares   In a lump sum        o minimum $1,000 per exchange            You can exchange your Investor A Shares for
                                                                                  Investor A Shares of any other Nations Fund,
                                                                                  except Index Funds. You won't pay a front-end
                                                                                  sales charge, CDSC or redemption fee on the
                                                                                  shares you're exchanging.
                                                                                  You can exchange your Investor B Shares for:
                                                                                  o Investor B Shares of any other Nations Fund,
                                                                                    except Nations Funds Money Market Funds
                                                                                  o Investor B Shares of Nations Reserves Money
                                                                                    Market Funds
                                                                                  You won't pay a CDSC on the shares you're
                                                                                  exchanging.
                                                                                  You can exchange your Investor C Shares for:
                                                                                  o Investor C Shares of any other Nations Fund,
                                                                                    except Nations Funds Money Market Funds
                                                                                  o Investor C Shares of Nations Reserves Money
                                                                                    Market Funds
                                                                                  If you received Investor C Shares of a Fund from
                                                                                  an exchange of Investor A Shares of a Managed
                                                                                  Index Fund, you can also exchange these shares
                                                                                  for Investor A Shares of an Index Fund.
                                                                                  You won't pay a CDSC on the shares you're
                                                                                  exchanging.

                     Using our           o minimum $25 per exchange               This feature is not available for Investor B
                    Automatic                                                     Shares. You must already have an investment in
                    Exchange Feature                                              the Funds you want to exchange. You can make
                                                                                  exchanges monthly or quarterly.

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             A BUSINESS DAY IS ANY DAY THAT THE NEW YORK STOCK EXCHANGE (NYSE) IS OPEN. A BUSINESS DAY ENDS AT THE CLOSE OF REGULAR TRADING ON THE NYSE, USUALLY AT 4:00 P.M. EASTERN TIME. IF THE NYSE CLOSES EARLY, THE BUSINESS DAY ENDS AS OF THE TIME THE NYSE CLOSES.

             THE NYSE IS CLOSED ON WEEKENDS AND ON THE FOLLOWING NATIONAL
             HOLIDAYS: NEW YEAR'S DAY, MARTIN LUTHER KING, JR. DAY, PRESIDENTS' DAY, GOOD FRIDAY, MEMORIAL DAY, INDEPENDENCE DAY, LABOR DAY, THANKSGIVING DAY AND CHRISTMAS DAY.

 HOW SHARES ARE PRICED
 All transactions are based on the price of the Fund's shares -- or its net asset value per share. We calculate net asset value per share for each class of the Fund at the end of each business day. First, we calculate the net asset value for each class of the Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

 VALUING SECURITIES IN THE FUND
 The value of the Fund's assets is based on the total market value of all of the securities it holds. The prices reported on stock exchanges and securities markets around the world are usually used to value securities in the Fund. If prices aren't readily available, or the value of a security has been materially affected by events occuring after a foreign exchange closes, we'll base the price of a security on its fair market value. When a Fund uses fair value to price securities it may value those securities higher or lower than another fund that uses market quotation to price the same securities. We use the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less. International markets may be open on days when U.S. markets are closed. The value of foreign securities owned by the Master Portfolio could change on days when Fund shares may not be bought or sold.

 HOW ORDERS ARE PROCESSED
 Orders to buy, sell or exchange shares are processed on business days. Orders received by Stephens, PFPC or their agents before the end of a business day (usually 4:00 p.m. Eastern time, unless the NYSE closes early) will receive that day's net asset value per share. Orders received after the end of a business day will receive the next business day's net asset value per share. The business day that applies to your order is also called the TRADE DATE. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received to your selling agent.

 TELEPHONE ORDERS
 You can place orders to buy, sell or exchange by telephone if you complete the telephone authorization section of our account application and send it to us.


     Here's how telephone orders work:

          o If you sign up for telephone orders after you open your account, you must have your signature guaranteed.

          o Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order.

          o We'll take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. If we and our service providers don't take these steps, we may be liable for any losses from unauthorized or fraudulent instructions.

          o Telephone orders may be difficult to complete during periods of significant economic or market change.

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             THE OFFERING PRICE PER SHARE IS THE NET ASSET VALUE PER SHARE PLUS ANY SALES CHARGE THAT APPLIES.

             THE NET ASSET VALUE PER SHARE IS THE PRICE OF A SHARE CALCULATED BY THE FUND EVERY BUSINESS DAY.

[GRAPHIC APPEARS HERE]
        BUYING SHARES


        Here are some general rules for buying shares:

          o You buy Investor A Shares at the offering price per share. You buy Investor B and Investor C Shares at net asset value per share.

          o If we don't receive your money within three business days of receiving your order, we'll refuse the order.

          o Selling agents are responsible for sending orders to us and ensuring we receive your money on time.

          o Shares you buy are recorded on the books of the Fund. We don't issue certificates unless you ask for them in writing, and we don't issue certificates for fractions of shares.

     MINIMUM INITIAL INVESTMENT
     The minimum initial amount you can buy is usually $1,000.

     If you're buying shares through one of the following accounts or plans, the minimum initial amount you can buy is:

          o $500 for traditional and Roth individual retirement accounts (IRAs)


          o $250 for accounts set up with some fee-based investment advisers or financial planners, including wrap fee accounts and other managed accounts

          o $100 using our Systematic Investment Plan

          o There is no minimum for 401(k) plans, simplified employee pension plans (SEPs), salary reduction-simplified employee pension plans (SAR-SEPs), Savings Incentives Match Plans for Employees (SIMPLE
            IRAs), salary reduction IRAs (SAR-IRAs) or other similar kinds of accounts. However, if the value of your account falls below $1,000 for 401(k) plans or $500 for the other plans within one year after you open your account, we may sell your shares. We'll give you 60 days notice in writing if we're going to do this

     MINIMUM ADDITIONAL INVESTMENT

     You can make additional purchases of $100, or $50 if you use our Systematic Investment Plan.

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               FOR MORE INFORMATION
               ABOUT TELEPHONE ORDERS,
               SEE PAGE 22.

 SYSTEMATIC INVESTMENT PLAN
 You can make regular purchases of $50 or more using automatic transfers from your bank account to the Funds you choose. You can contact your investment professional or us to set up the plan.

  Here's how the plan works:

      o You can buy shares twice a month, monthly or quarterly.

      o You can choose to have us transfer your money on or about the 15th or the last day of the month.

      o Some exceptions may apply to employees of Bank of America and its affiliates, and to plans set up before August 1, 1997. For details, please contact your investment professional.

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        SELLING SHARES

        Here are some general rules for selling shares:

          o We'll deduct any CDSC from the amount you're selling and send you the balance.

          o If you're selling your shares through a selling agent, we'll normally send the sale proceeds by federal funds wire within three business days after Stephens, PFPC or their agents receive your order. Your selling agent is responsible for depositing the sale proceeds to your account on time.

          o If you're selling your shares directly through us, we'll normally send the sale proceeds by mail or wire them to your bank account within three business days after the Fund receives your order.

          o You can sell up to $50,000 of shares by telephone if you qualify for telephone orders.

          o If you paid for your shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 15 days after the trade date of the purchase, or until the check has cleared.

          o If you hold any shares in certificate form, you must sign the certificates (or send a signed stock power with them) and send them to PFPC. Your signature must be guaranteed unless you've made other arrangements with us. We may ask for any other information we need to prove that the order is properly authorized.

          o Under certain circumstances allowed under the Investment Company Act of 1940 (1940 Act), we can pay you in securities or other property when you sell your shares.

          o We can delay payment of the sale proceeds for up to seven days.

          o Other restrictions may apply to retirement plan accounts. For more information about these restrictions, please contact your retirement plan administrator.

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             YOU SHOULD MAKE SURE YOU UNDERSTAND THE INVESTMENT OBJECTIVES AND POLICIES OF THE FUND YOU'RE EXCHANGING INTO. PLEASE READ ITS PROSPECTUS CAREFULLY.

        We may sell your shares:

          o if the value of your account falls below $500. We'll give you 60 days notice in writing if we're going to do this

          o if your selling agent tells us to sell your shares under arrangements made between the selling agent and its customers

          o under certain other circumstances allowed under the 1940 Act

  AUTOMATIC WITHDRAWAL PLAN
 The Automatic Withdrawal Plan lets you withdraw $25 or more every month, every quarter or every year. You can contact your investment professional or us to set up the plan.

     Here's how the plan works:

          o Your account balance must be at least $10,000 to set up the plan.

          o If you set up the plan after you've opened your account, your signature must be guaranteed.

          o You can choose to have us transfer your money on or about the 15th or the 25th of the month.

          o You won't pay a CDSC on Investor A, Investor B or Investor C Shares if you withdraw 12% or less of the value of those shares in a year. Otherwise, we'll deduct any CDSC from the withdrawals.

          o We'll send you a check or deposit the money directly to your bank account.

          o You can cancel the plan by giving your selling agent or us 30 days notice in writing.

 It's important to remember that if you withdraw more than your investment in the Fund is earning, you'll eventually use up your original investment.

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        EXCHANGING SHARES

        You can sell shares of the Fund to buy shares of another Nations Fund. This is called an exchange. You might want to do this if your investment goals or tolerance for risk changes.

        Here's how exchanges work:

          o You must exchange at least $1,000, or $25 if you use our Automatic Exchange Feature.

          o The rules for buying shares of a Fund, including any minimum investment requirements, apply to exchanges into that Fund.

          o You may only make an exchange into a Fund that is legally sold in your state of residence.

          o You generally may only make an exchange into a Fund that is accepting investments.

          o We may limit the number of exchanges you can make within a specified period of time.

          o We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

          o You cannot exchange any shares you own in certificate form until PFPC has received the certificate and deposited the shares to your account.

     EXCHANGING INVESTOR A SHARES
     You can exchange Investor A Shares of a Fund for Investor A Shares of any other Nations Fund, except Index Funds.

     Here are some rules for exchanging Investor A Shares:

          o You won't pay a front-end sales charge on the shares of the Fund you're exchanging.

          o You won't pay a CDSC on the shares you're exchanging. Any CDSC will be deducted later on when you sell the shares you received from the exchange. The CDSC at that time will be based on the period from when you bought the original shares until when you sold the shares you received from the exchange.

             A CDSC may apply to the shares you receive from the exchange, and to any Investor B Shares you receive from an exchange of these shares. The CDSC will be based on the period from when you bought your original Investor B Shares until you sell the shares you received from the exchange.

     EXCHANGING INVESTOR B SHARES
     You can exchange Investor B Shares of a Fund for:

          o Investor B Shares of any other Nations Fund, except Nations Funds Money Market Funds

          o Investor B Shares of Nations Reserves Money Market Funds

        You won't pay a CDSC on the shares you're exchanging. Any CDSC will be deducted later on when you sell the shares you received from the exchange. The CDSC will be based on the period from when you bought the original shares until you sold the shares you received from the exchange.

        If you received Investor C Shares of a Nations Funds Money Market Fund from an exchange of Investor B Shares of a Fund before October 1, 1999, a CDSC may apply when you sell your Investor C Shares. The CDSC will be based on the period from when you bought the original shares until you exchanged them.

     EXCHANGING INVESTOR C SHARES
     You can exchange Investor C Shares of a Fund for:

          o Investor C Shares of any other Nations Fund, except Nations Funds Money Market Funds

          o Investor C Shares of Nations Reserves Money Market Funds

        If you received Investor C Shares of a Fund from an exchange of Investor A Shares of a Managed Index Fund, you can also exchange these shares for Investor A Shares of an Index Fund.

        You won't pay a CDSC on the shares you're exchanging. Any CDSC will be deducted later on when you sell the shares you received from the exchange. The CDSC will be based on the period from when you bought the original shares until you sold the shares you received from the exchange.

        If you received Daily Shares of a Nations Funds Money Market Fund through an exchange of Investor C Shares of a Fund before October 1, 1999, a CDSC may apply when you sell your Daily Shares. The CDSC will be based on the period from when you bought the original shares until you exchanged them.

 AUTOMATIC EXCHANGE FEATURE
 The Automatic Exchange Feature lets you exchange $25 or more of Investor A or Investor C Shares every month or every quarter. You can contact your investment professional or us to set up the plan.


     Here's how automatic exchanges work:

          o Send your request to PFPC in writing or call 1.800.321.7854.

          o You must already have an investment in the Funds you want to exchange.

          o You can choose to have us transfer your money on or about the 15th or the last day of the month.

          o The rules for making exchanges apply to automatic exchanges.

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             THE FINANCIAL INSTITUTION OR INTERMEDIARY THAT BUYS SHARES FOR YOU IS ALSO SOMETIMES REFERRED TO AS A SELLING AGENT.

             THE DISTRIBUTION FEE IS OFTEN REFERRED TO AS A "12B-1" FEE BECAUSE IT'S PAID THROUGH A PLAN APPROVED UNDER RULE 12B-1 UNDER THE 1940 ACT.

             YOUR SELLING AGENT MAY CHARGE OTHER FEES FOR SERVICES PROVIDED TO YOUR ACCOUNT.


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         HOW SELLING AND SERVICING AGENTS ARE PAID

 Selling and servicing agents usually receive compensation based on your investment in the Fund. The kind and amount of the compensation depends on the share class you invest in. Selling agents typically pay a portion of the compensation they receive to their investment professionals.

 COMMISSIONS
 Your selling agent may receive an up-front commission (reallowance) when you buy shares of a Fund. The amount of this commission depends on which share class you choose:

    o up to 4.25% of the offering price per share of Investor A Shares. The commission is paid from the sales charge we deduct when you buy your shares

    o up to 4.00% of the net asset value per share of Investor B Shares. The commission is not deducted from your purchase -- we pay your selling agent directly

    o up to 1.00% of the net asset value per share of Investor C Shares. The commission is not deducted from your purchase -- we pay your selling agent directly

 If you buy Investor B or Investor C Shares you will be subject to higher distribution (12b-1) and shareholder servicing fees and may be subject to a CDSC when you sell your shares.

 DISTRIBUTION (12B-1) AND SHAREHOLDER SERVICING FEES Stephens and selling and servicing agents may be compensated for selling shares and providing services to investors under distribution and shareholder servicing plans.

 The amount of the fee depends on the class of shares you own:


                                       Maximum annual distribution (12b-1)
                                         and shareholder servicing fees
                                  (as an annual % of average daily net assets)
 Investor A Shares              0.25% combined distribution (12b-1) and shareholder servicing
 fee Investor B Shares          0.75% distribution (12b-1) fee , 0.25% shareholder servicing fee
 Investor C Shares              0.75% distribution (12b-1) fee, 0.25% shareholder servicing fee

 Fees are calculated daily and deducted monthly. Because these fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment over time, and may cost you more than any sales charges you may pay.

 The Fund pays these fees to Stephens and to eligible selling and servicing agents for as long as the plans continue. We may reduce or discontinue payments at any time.

     OTHER COMPENSATION
     Selling and servicing agents may also receive:

      o a bonus, incentive or other compensation relating to the sale, promotion and marketing of the Fund

      o additional amounts on all sales of shares:

        o up to 1.00% of the offering price per share of Investor A Shares

        o up to 1.00% of the net asset value per share of Investor B Shares

        o up to 1.00% of the net asset value per share of Investor C Shares

      o non-cash compensation like trips to sales seminars or vacation destinations, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise


 This compensation, which is not paid by the Fund, is discretionary and may be available only to selected selling and servicing agents. For example, Stephens sometimes sponsors promotions involving Banc of America Investment Services, Inc., an affiliate of BAAI, and certain other selling or servicing agents. Selected selling and servicing agents also may receive compensation for opening a minimum number of accounts.

 BAAI also may pay amounts from its own assets to Stephens or to selling or servicing agents for related services they provide.

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             THE POWER OF COMPOUNDING

             REINVESTING YOUR DISTRIBUTIONS BUYS YOU MORE SHARES OF THE FUND -- WHICH LETS YOU TAKE ADVANTAGE OF THE POTENTIAL FOR COMPOUND GROWTH.

             PUTTING THE MONEY YOU EARN BACK INTO YOUR INVESTMENT MEANS IT, IN TURN, MAY EARN EVEN MORE MONEY. OVER TIME, THE POWER OF COMPOUNDING HAS THE POTENTIAL TO SIGNIFICANTLY INCREASE THE VALUE OF YOUR INVESTMENT. THERE IS NO ASSURANCE, HOWEVER, THAT YOU'LL EARN MORE MONEY IF YOU REINVEST YOUR DISTRIBUTIONS.

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         DISTRIBUTIONS AND TAXES


     ABOUT DISTRIBUTIONS
     A mutual fund can make money two ways:

      o It can earn income. Examples are interest paid on bonds and dividends paid on COMMON STOCKS.

      o A fund can also have CAPITAL GAIN if the value of its investments increases. If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

 A mutual fund is not subject to income tax as long as it distributes its net investment income and realized capital gain to its shareholders. The Fund intends to pay out a sufficient amount of its income and capital gain to its shareholders so the Fund won't have to pay any income tax. When the Fund makes this kind of a payment, it's split equally among all shares, and is called a distribution.

 The Fund distributes any net realized capital gain at least once a year. The Fund declares and pays distributions of net investment income [QUARTERLY].

 A distribution is paid based on the number of shares you hold on the record date, which is usually the day the distribution is declared (daily dividend Funds) or the day before the distribution is declared (all other Funds). Shares are eligible to receive distributions from the SETTLEMENT DATE (daily dividend Funds) or the TRADE DATE (all other Funds) of the purchase up to and including the day before the shares are sold.

 Different share classes of the Fund usually pay different distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

 We'll automatically reinvest distributions in additional shares of the Fund unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover, or by calling us at 1.800.321.7854.

 We generally pay cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, we'll pay any distribution that applies to those shares in cash within five business days after the sale was made.

 If you buy shares of the Fund shortly before it makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the gain. This distribution is also subject to tax. Some Funds have built up, or have the potential to build up, high levels of unrealized capital gain.

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             THIS INFORMATION IS A SUMMARY OF HOW FEDERAL INCOME TAXES MAY AFFECT YOUR INVESTMENT IN THE FUND. IT IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING. YOU SHOULD CONSULT WITH YOUR OWN TAX ADVISOR ABOUT YOUR SITUATION, INCLUDING ANY FOREIGN, STATE AND LOCAL TAXES THAT MAY APPLY.

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               FOR MORE INFORMATION ABOUT
               TAXES, PLEASE SEE THE SAI.

 HOW TAXES AFFECT YOUR INVESTMENT
 Distributions that come from a Fund's net investment income, net foreign currency gain and any excess of net short-term capital gain over net long-term capital loss generally are taxable to you as ordinary income.

 Distributions that come from a Fund's net capital gain (generally the excess of net long-term capital gain over net short-term capital loss), generally are taxable to you as net capital gain. Corporate shareholders won't be able to deduct any distributions from a Fund when determining their taxable income.

 In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. However, any distributions declared in October, November or December of one year and distributed in January of the following year will be taxable as if they had been paid to you on December 31 of the first year.

 We'll send you a notice every year that tells you how much you've received in distributions during the year and their federal tax status. Foreign, state and local taxes may also apply to these distributions.

 WITHHOLDING TAX
 We're required by federal law to withhold tax of 31% on any distributions and redemption proceeds paid to you (including amounts deemed to be paid for "in kind" redemptions and exchanges) if:

  o you haven't given us a correct Taxpayer Identification Number (TIN) and haven't certified that the TIN is correct and withholding doesn't apply

  o the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

  o   the IRS informs us that you're otherwise subject to backup withholding


 The IRS may also impose penalties against you if you don't give us a correct
 TIN.

 Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

 We're also normally required by federal law to withhold tax on distributions paid to foreign shareholders.

 TAXATION OF REDEMPTIONS AND EXCHANGES
 Your redemptions (including redemptions "in kind") and exchanges of Fund shares will usually result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them.

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         TERMS USED IN THIS PROSPECTUS

 BANK OBLIGATION - a money market instrument issued by a bank, including certificates of deposit, time deposits and bankers' acceptances.

 CAPITAL GAIN OR LOSS - the difference between the purchase price of a security and its selling price. You realize a capital gain when you sell a security for more than you paid for it. You realize a capital loss when you sell a security for less than you paid for it.

 CASH EQUIVALENTS - short-term, interest-bearing instruments, including obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, bank obligations, asset-backed securities, foreign government securities and commercial paper issued by U.S. and foreign issuers which, at the time of investment, is rated at least Prime-2 by Moody's Investor Services, Inc. (Moody's), A-2 by S&P, or F-1 by Fitch IBCA (Fitch).

 COMMERCIAL PAPER - a money market instrument issued by a large company.

 COMMON STOCK - a security that represents part equity ownership in a company. Common stock typically allows you to vote at shareholder meetings and to share in the company's profits by receiving dividends.

 CONVERTIBLE DEBT - a debt security that can be exchanged for common stock (or another type of security) on a specified basis and date.

 CONVERTIBLE SECURITY - a security that can be exchanged for common stock (or another type of security) at a specified rate. Convertible securities include convertible debt, rights and warrants.

 CORPORATE OBLIGATION - a money market instrument issued by a corporation or commercial bank.

 DEPOSITARY RECEIPTS - evidence of the deposit of a security with a custodian bank. American Depositary Receipts (ADRs), for example, are certificates traded in U.S. markets representing an interest of a foreign company. They were created to make it possible for foreign issuers to meet U.S. security registration requirements. Other examples include ADSs, GDRs and EDRs.

 DIVIDEND YIELD - rate of return of dividends paid on a common or preferred stock. It equals the amount of the annual dividend on a stock expressed as a percentage of the stock's current market value.

 EQUITY SECURITY - an investment that gives you an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

 FIRST-TIER SECURITY - under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds and has the highest short-term rating from a nationally recognized statistical rating organization (NRSRO), or if unrated, is determined by the fund's portfolio management team to be of comparable quality, or is a money market fund issued by a registered investment company, or is a government security.

 FIXED INCOME SECURITY - an intermediate to long-term debt security that matures in more than one year.

 FOREIGN SECURITY - a debt or equity security issued by a foreign company or government.

 FUNDAMENTAL ANALYSIS - a method of securities analysis that tries to evaluate the intrinsic, or "true," value of a particular stock. It includes a study of the overall economy, industry conditions and the financial condition and management of a company.

 FUTURES CONTRACT - a contract to buy or sell an asset or an index of securities at a specified price on a specified future date. The price is set through a futures exchange.

 LIQUIDITY - a measurement of how easily a security can be bought or sold at a price that is close to its market value.

 MONEY MARKET INSTRUMENT - a short-term debt security that is considered to mature in 13 months or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities.

 OVER-THE-COUNTER MARKET - a market where dealers trade securities through a telephone or computer network rather than through a public stock exchange.

 PARTICIPATION - a pass-through certificate representing a share in a pool of debt obligations or other instruments.

 PASS-THROUGH CERTIFICATE - securitized mortgages or other debt securities with interest and principal paid by a servicing intermediary shortly after interest payments are received from borrowers.

 PREFERRED STOCK - a type of equity security that gives you a limited ownership right in a company, with certain preferences or priority over common stock. Preferred stock generally pays a fixed annual dividend. If the company goes bankrupt, preferred shareholders generally receive their share of the company's remaining assets before common shareholders and after bondholders and other creditors.

 PRICE-TO-EARNINGS RATIO (P/E RATIO) - the current price of a share divided by its actual or estimated earnings per share. The P/E ratio is one measure of the value of a company.

 QUANTITATIVE ANALYSIS - an analysis of financial information about a company or security to identify securities that have the potential for growth or are otherwise suitable for a fund to buy.

 RIGHT - a temporary privilege allowing investors who already own a common stock to buy additional shares directly from the company at a specified price or formula.

 SENIOR SECURITY - a debt security that allows holders to receive their share of a company's remaining assets in a bankruptcy before other bondholders, creditors, and common and preferred shareholders.

 TRADE DATE - the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

 U.S. GOVERNMENT OBLIGATIONS - a wide range of debt securities issued or guaranteed by the U.S. government or its agencies, authorities or instrumentalities.

 U.S. TREASURY OBLIGATION - a debt security issued by the U.S. Treasury.

 WARRANT - a certificate that gives you the right to buy common shares at a specified price within a specified period of time.

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         WHERE TO FIND MORE INFORMATION


 You'll find more information about the Equity Fund in the following documents:


        ANNUAL AND SEMI-ANNUAL REPORTS
        The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the auditor's reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on the Fund's performance during the period covered.

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        STATEMENT OF ADDITIONAL INFORMATION
        The SAI contains additional information about the Fund and its policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

        You can obtain a free copy of these documents, request other information about the Fund and make shareholder inquiries by contacting Nations
        Funds:

        By telephone: 1.800.321.7854

        By mail:
        NATIONS FUNDS
        C/O STEPHENS INC.
        ONE BANK OF AMERICA PLAZA
        33RD FLOOR
        CHARLOTTE, NC 28255

        On the Internet: www.nations-funds.com

        Information about the Fund can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. The reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.


SEC file number:
Nations Funds Trust, 811-09645

           -- 5/00

                                                          [GRAPHIC APPEARS HERE]
                                                                   NATIONS FUNDS

                               NATIONS FUNDS TRUST

                       STATEMENT OF ADDITIONAL INFORMATION





                          Nations High Yield Bond Fund
                      Nations Kansas Municipal Income Fund
                            Nations MidCap Index Fund
                        Nations Marsico 21st Century Fund
                Nations Marsico International Opportunities Fund




             PRIMARY A, INVESTOR A, INVESTOR B AND INVESTOR C SHARES

                                May [DATE], 2000


         This Statement of Additional Information ("SAI") provides supplementary information pertaining to the classes of shares representing interests in the above listed series of Nations Funds Trust (individually, a "Fund" and collectively, the "Funds"). This SAI is not a prospectus, and should be read only in conjunction with the current prospectuses for the aforementioned Funds related to the class of shares in which one is interested, dated February 14, 2000 for Nations High Yield Bond Fund; March 15, 2000 for Nations Kansas Municipal Income Fund and Nations MidCap Index Fund; [MARCH 31], 2000 for Nations Marsico 21st Century Fund and May [31], 2000 for Nations Marsico International Opportunities Fund (each a "Prospectus"). All terms used in this SAI that are defined in the Prospectuses will have the same meanings assigned in the Prospectuses. Copies of the Prospectuses may be obtained without charge by writing Nations Funds Trust, c/o Stephens Inc., One Bank of America Plaza, 33rd Floor, Charlotte, North Carolina 28255, or by calling Nations Funds Trust at
(800) 321-7854.


                                TABLE OF CONTENTS

                                                                                                  Page
                                                                                                  ----
HISTORY OF NATIONS FUNDS TRUST...............................................................       1

DESCRIPTION OF THE TRUST AND THE INVESTMENTS AND RISKS
OF ITS FUNDS ................................................................................       1
       General...............................................................................       1
       Investment Limitations ...............................................................       2
       The Funds' Fundamental Policy Restrictions............................................       2
       The Funds' Non-Fundamental Policy Restrictions........................................       3
       Permissible Fund Investments..........................................................       4
       Asset-Backed Securities...............................................................       5
       Borrowings............................................................................       9
       Commercial Instruments................................................................       9
       Combined Transactions.................................................................      10
       Convertible Securities................................................................      10
       Corporate Debt Securities.............................................................      11
       Custodial Receipts....................................................................      11
       Currency Swaps........................................................................      11
       Delayed Delivery Transactions.........................................................      12
       Dollar Roll Transactions .............................................................      12
       Equity Swap Contracts ................................................................      12
       Foreign Currency Transactions ........................................................      13
       Futures, Options and Other Derivative Instruments.....................................      14
       Guaranteed Investment Contracts.......................................................      28
       Insured Municipal Securities .........................................................      28
       Interest Rate Transactions ...........................................................      28
       Lower Rated (or High Yield) Debt Securities...........................................      29
       Municipal Securities .................................................................      30
       Options on Currencies.................................................................      35
       Other Investment Companies............................................................      35
       Participation Interests and Company Receipts..........................................      35
       Real Estate Investment Trusts.........................................................      35
       Repurchase Agreements ................................................................      36
       Reverse Repurchase Agreements ........................................................      36
       Securities Lending....................................................................      36
       Short Sales...........................................................................      36
       Special Situations....................................................................      37
       Standard & Poor's Depositary Receipts.................................................      37
       Stand-by Commitments .................................................................      37
       Stripped Securities...................................................................      38
       U.S. and Foreign Bank Obligations.....................................................      38
       U.S. Government Obligations...........................................................      39
       Use of Segregated and Other Special Accounts..........................................      39
       Variable and Floating Rate Instruments ...............................................      40
       Warrants..............................................................................      40
       When-Issued Purchases and Forward Commitments  .......................................      41
       Portfolio Turnover....................................................................      41
       Investment Risks and Considerations...................................................      41

MANAGEMENT OF THE TRUST......................................................................      43
       Nations Funds Retirement Plan.........................................................      47
       Nations Funds Deferred Compensation Plan..............................................      47
       Shareholder and Trustee Liability.....................................................      48

                                       i

INVESTMENT ADVISORY, ADMINISTRATION, CUSTODY,
TRANSFER AGENCY, OTHER SERVICE PROVIDERS, SHAREHOLDER SERVICING AND
DISTRIBUTION AGREEMENTS .....................................................................      49
       Investment Adviser and Sub-Advisers...................................................      49
       Co-Administrators and Sub-Administrator...............................................      50
       Distribution Plans and Shareholder Servicing Arrangements for
           Primary A Shares..................................................................      51
           Investor A Shares ................................................................      51
           Investor B Shares.................................................................      51
           Investor C Shares.................................................................      52
           Information Applicable to Investor A, Investor B, Investor C Plans................      52
           Expenses..........................................................................      53
       Transfer Agents and Custodians........................................................      54
       Distributor...........................................................................      55
       Independent Accountants and Reports...................................................      55
       Counsel...............................................................................      55

FUND TRANSACTIONS AND BROKERAGE..............................................................      55
       General Brokerage Policy..............................................................      55
       Section 28(e) Standards...............................................................      57

DESCRIPTION OF SHARES........................................................................      58
       Description of Shares of the Trust....................................................      58
       Net Asset Value Determination.........................................................      59

ADDITIONAL INFORMATION CONCERNING TAXES......................................................      60
       General...............................................................................      60
       Excise Tax ...........................................................................      60
       Investment through Master Portfolios..................................................      61
       Taxation of Fund/Master Portfolios Investments........................................      61
       Foreign Taxes ........................................................................      62
       Capital Gain Distributions............................................................      62
       Disposition of Fund Shares............................................................      63
       Federal Income Tax Rates..............................................................      63
       Corporate Shareholders................................................................      63
       Foreign Shareholders..................................................................      63
       Backup Withholding....................................................................      64
       Special Tax Considerations Pertaining to the Kansas Fund .............................      64
       Other Matters.........................................................................      64

ADDITIONAL INFORMATION ON PERFORMANCE........................................................      64
       Yield Calculations....................................................................      67
       Total Return Calculations.............................................................      69

MISCELLANEOUS ...............................................................................      71
       Certain Significant Shareholders......................................................      71

SCHEDULE A - Description of Ratings...........................................................    A-1

                         HISTORY OF NATIONS FUNDS TRUST
                         ------------------------------

          Nations Funds Trust (the "Trust") is an open-end registered investment company in the Nations Funds family of mutual funds (the "Nations Funds Family"), which in addition to the Trust, consists of Nations Fund Trust, Nations Fund, Inc., Nations Reserves, Nations LifeGoal Funds, Inc., Nations Annuity Trust and Nations Master Investment Trust. The Nations Funds Family currently has more than 70 distinct investment portfolios and total assets in excess of $70 billion.

         The Trust was organized as a Delaware business trust on October 22, 1999. It has a fiscal year end of March 31st.



                          DESCRIPTION OF THE TRUST AND
                          ----------------------------
                     THE INVESTMENTS AND RISKS OF ITS FUNDS
                     --------------------------------------

GENERAL

         The Trust currently consists of five different investment portfolios. This SAI pertains to the:

     >> Primary A Shares of the Nations High Yield Bond Fund (the "High Yield Fund"), Nations Kansas Municipal Income Fund (the "Kansas Fund"), Nations MidCap Index Fund (the "MidCap Index Fund"), Nations Marsico 21st Century Fund (the "Marsico 21st Century Fund) and Nations Marsico International Opportunities Fund (the "Marsico International Opportunities Fund");

     >> Investor A Shares of the High Yield Fund, the Kansas Fund, the MidCap Index Fund, the Marsico 21st Century Fund and the Marsico International Opportunities Fund;

     >> Investor B Shares of the High Yield Fund, the Kansas Fund, the Marsico 21st Century Fund and the Marsico International Opportunities Fund, and

     >> Investor C Shares of the High Yield Fund, the Kansas Fund, the Marsico 21st Century Fund and the Marsico International Opportunities Fund.

         All of the Funds of the Trust are diversified, with the exception of the Kansas Fund.

         The High Yield Fund, the Marsico 21st Century Fund and the Marsico International Opportunities Fund are sometimes referred to herein as the "Feeder Funds." The Feeder Funds seek to achieve their investment objectives by investing substantially all of their assets in diversified investment portfolios having the same investment objectives as the corresponding master portfolios (the "Master Portfolios") of Nations Master Investment Trust ("NMIT"), an open-end management investment company. The High Yield Fund invests substantially all of its assets in Nations High Yield Bond Master Portfolio (the "High Yield Master Portfolio"), the Marsico 21st Century Fund invests substantially all of its assets in Nations Marsico 21st Century Master Portfolio (the "Marsico 21st Century Master Portfolio") and the Marsico International Opportunities Fund invests substantially all of its assets in Nations Marsico International Opportunities Master Portfolio (the "Marsico International Opportunities Master Portfolio").

         Each share of the Trust is without par value, represents an equal proportionate interest in the related fund with other shares of the same class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to such fund as are declared in the discretion of the Trust's Board of Trustees. The Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any class of shares into one or more series of shares.

         Shareholders are entitled to one vote for each full share held and a proportionate fractional vote for each fractional share held. Shareholders of each Fund of the Trust will vote in the aggregate and not by fund, and shareholders of each fund will vote in the aggregate and not by class except as otherwise expressly required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of shareholders of a particular fund or class. See the discussion on Investment Limitations and Description of Shares for examples of when the Investment Company Act of 1940 (the "1940 Act") requires voting by fund.

         As of the date of the SAI set forth on the cover page, Bank of America, N.A. ("Bank of America") and its affiliates possessed or shared power to dispose or vote with respect to more than 25% of the outstanding shares of the Trust and therefore could be considered to be a controlling person of the Trust for purposes of the 1940 Act. For more detailed information concerning the percentage of each class or series of shares over which Bank of America and its affiliates possessed or shared power to dispose or vote as of a certain date, see the discussion on Certain Record Holders.

         The Trust does not presently intend to hold annual meetings except as required by the 1940 Act.

         Banc of America Advisors, Inc. ("BAAI") is the investment adviser to the Kansas Fund and the MidCap Index Fund. BAAI provides investment advisory services indirectly to the Feeder Funds by providing such services directly to the Master Portfolios of NMIT. Banc of America Capital Management, Inc. ("BACAP") is the investment sub-adviser to the MidCap Index Fund and the Kansas Fund. MacKay Shields LLC ("MacKay Shields") is the investment sub-adviser to the High Yield Master Portfolio. Marsico Capital Management, LLC ("Marsico Capital") is the investment sub-advisor to the Marsico 21st Century Master Portfolio and the Marsico International Opportunities Master Portfolio. As used herein the term "Adviser" shall mean BAAI, BACAP, MacKay Shields and/or Marsico Capital as the context may require.

         This SAI is intended to furnish prospective investors with additional information concerning the Trust and the Funds. Some of the information required to be in this SAI is also included in the Funds' current Prospectuses. Additionally, the Prospectuses and this SAI omit certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from the Prospectuses and this SAI, may be obtained from the SEC on its website (www.sec.gov) or by visiting the public reading room of the SEC as is discussed in the Prospectuses. No investment in the Funds' Shares should be made without first reading the related Prospectuses.

         INVESTMENT LIMITATIONS

         Information concerning each Fund's investment objective is set forth in each of the Prospectuses. There can be no assurance that a Fund will achieve its investment objective. The features of the Funds' principal investment strategies and the principal risks associated with those investment strategies also are discussed in the Prospectuses.

         The fundamental and non-fundamental investment restrictions applicable to the Funds' investment programs are set forth below. The investment limitations that are matters of fundamental policy may not be changed without the affirmative vote of a Fund's shareholders. The investment limitations that are matters of non-fundamental policy may be changed without the affirmative vote of a Fund's shareholders.

         In addition to the policies outlined below, each Fund is seeking or has obtained permission from the SEC to borrow money from or lend money to other funds of the Trust, and to other investment companies that permit such transactions, and for which BAAI serves as investment adviser.

         The Funds' Fundamental Policy Restrictions

Each Fund may not:

      1. Underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either
         (a) in connection with the disposition of a portfolio security, or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Fund's ability to invest in securities issued by other registered investment companies.

      2. Purchase or sell real estate, except a Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate.

      3. Purchase or sell commodities, except that a Fund may to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts. This limitation does not apply to foreign currency transactions including without limitation forward currency contracts.

      4. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions, and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

      5. Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

      6. Borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

      7. Except for the Kansas Fund, purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that (a) up to 25% of its total assets may be invested without regard to these limitations and (b) a Fund's assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

The Funds' Non-Fundamental Policy Restrictions
----------------------------------------------

         Each Fund may:

      1. Invest in shares of other open-end management investment companies, subject to the limitations of the 1940 Act, the rules thereunder, and any orders obtained thereunder now or in the future. Funds in a master/feeder structure generally invest in the securities of one or more open-end management investment companies pursuant to various provisions of the 1940 Act.

      2. Not invest or hold more than 15% (10% in the case of a money market fund) of the Fund's net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

      3. Invest in futures or options contracts regulated by the CFTC for (i) bona fide hedging purposes within the meaning of the rules of the CFTC and (ii) for other purposes if, as a result, no more than 5% of a Fund's net assets would be invested in initial margin and premiums (excluding amounts "in-the-money") required to establish the contracts.

         A Fund (i) will not hedge more than 50% of its total assets by selling futures contracts, buying put options, and writing call options (so called "short positions"), (ii) will not buy futures contracts or write put options whose underlying value exceeds 25% of the Fund's total assets, and (iii) will not buy call options with a value exceeding 5% of the Fund's total assets.

      4. Lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one-third of the Fund's total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily.

      5. Not make investments for the purpose of exercising control of management. (Investments by the Fund in entities created under the laws of foreign countries solely to facilitate investment in securities in that country will not be deemed the making of investments for the purpose of exercising control.)

      6. Not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

      7. The Kansas Fund may not purchase securities of any one issuer (other than U.S. Government Obligations) if, immediately after such purchase, more than 25% of the value of a Fund's total assets would be invested in the securities of one issuer, and with respect to 50% of such Fund's total assets, more than 5% of its assets would be invested in the securities of one issuer.

         For purposes of the foregoing limitations, any limitation that involves a maximum percentage shall not be considered violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings on behalf of, a Fund.

         PERMISSIBLE FUND INVESTMENTS

         In addition to the principal investment strategies for each Fund, which are outlined in the Funds' prospectuses, each Fund also may invest in other types of securities in percentages of less than 10% of its total assets (unless otherwise indicated, E.G., most Funds may invest in money market instruments without limit during temporary defensive periods). These types of securities are listed below for each portfolio and then are described in more detail after this sub-section.

         High Yield Fund: In addition to the types of securities described in its Prospectuses, the Master Portfolio (in which the Fund invests all of its assets) may invest in: debt securities, which include all types of debt obligations of both domestic and foreign issuers, such as bonds, debentures, notes, equipment lease certificates, equipment trust certificates, conditional sales contracts, commercial paper and U.S. government securities (including obligations, such as repurchase agreements, secured by such instruments). The debt securities in which the Master Portfolio invests may be in non-dollar denominated foreign currency and may include debt issued by countries or corporations located in emerging market countries. The Master Portfolio may invest in participation interests in loans. Such participation interests, which may take the form of interests in, or assignments of, loans, are acquired from banks which have made loans or are members of lending syndicates. The Master Portfolio's investments in loan participation interests will be subject to its limitation on investments in illiquid securities and, to the extent applicable, its limitation on investments in securities rated below investment grade.

         Kansas Fund: In addition to the types of securities described in its Prospectuses, the Fund may invest in: certain specified derivative securities, including interest rate swaps, caps and floors for hedging purposes; exchange-traded options; over-the-counter options executed with primary dealers, including long term calls and puts and covered calls; and U.S. and foreign exchange-traded financial futures and options thereon approved by the CFTC for market exposure risk management. The Fund also may lend its portfolio securities to qualified institutional investors and may invest in repurchase agreements, restricted, private placement and other illiquid securities. Additionally, the Fund may purchase securities issued by other investment companies, consistent with the its investment objective, investment strategies and policies. The Fund also may invest in instruments issued by trusts or certain partnerships including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by such issuers.

         MidCap Index Fund: In addition to the types of securities described in its Prospectuses, the Fund may invest in: high-quality short-term debt securities and money market instruments to meet redemption requests. If the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest without limitation in high-quality short-term debt securities and money market instruments, domestic and foreign commercial paper, certificates of deposit, bankers' acceptances and time deposits, U.S. Government Obligations and repurchase agreements. The Fund also may invest in certain specified derivative securities including: exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls to enhance return; and U.S. exchange-traded financial futures approved by the CFTC and options thereon for market exposure risk management. The Fund may lend its securities to qualified institutional investors and may invest in repurchase agreements, restricted, private placement and other illiquid securities. The Fund also may invest in Standard & Poor's Depositary Receipts ("SPDRs"). In addition, the Funds may invest in other securities issued by other investment companies, consistent with the Fund's investment objective and policies.

         In addition, when consistent with the Fund's investment objective, the Adviser will employ various techniques to manage capital gain distributions. These techniques include utilizing a share identification methodology whereby the Fund will specifically identify each lot of shares of Fund securities that it holds, which will allow the Fund to sell first those specific shares with the highest tax basis in order to reduce the amount of recognized capital gains as compared with a sale of identical Fund securities, if any, with a lower tax basis. The Fund will sell first those shares with the highest tax basis only when it is in the best interest of the Fund to do so, and reserves the right to sell other shares when appropriate. In addition, the Fund may, at times, sell Fund securities in order to realize capital losses. Such capital losses would be used to offset realized capital gains thereby reducing capital gain distributions. Additionally, the Adviser will, consistent with the Fund construction process discussed above, employ a low Fund turnover strategy designed to defer the realization of capital gains.

         The Fund incurs transaction (brokerage) costs in connection with the purchase and sale of Fund securities. For some funds, these costs can have a material negative impact on performance. With respect thereto, the Adviser will attempt to minimize these transaction costs by utilizing program trades and computerized exchanges called "crossing networks" which allow institutions to execute trades at the midpoint of the bid/ask spread and at a reduced commission rate.

         Additionally, the Fund may purchase securities issued by other investment companies, consistent with the its investment objective, investment strategies and policies. The Fund also may invest in instruments issued by trusts or certain partnerships including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by such issuers.

         Marsico 21st Century Fund and Marsico International Opportunities Fund:
         ----------------------------------------------------------------------

         In addition to the types of securities described in its Prospectuses, the Master Portfolios (in which the Funds invest all of their assets) may invest in: preferred stock, warrants, convertible and debt securities, zero coupon, pay-in-kind and step coupon securities, and may invest without limit in indexed/structured securities. The Master Portfolios also may invest their assets in high-yield/high-risk securities, such as lower-grade debt securities, high-grade commercial paper, certificates of deposit, and repurchase agreements, and may invest in short-term debt securities as a means of receiving a return on idle cash.

         The Master Portfolios may hold cash or cash equivalents and invest without limit in U.S. Government Obligations and short-term debt securities or money market instruments when the Adviser: (i) believes that the market conditions are not favorable for profitable investing, (ii) is unable to locate favorable investment opportunities, or (iii) determines that a temporary defensive position is advisable or necessary to meet anticipated redemption request. In other words, the Master Portfolios do not always stay fully invested in stocks and bonds. The Master Portfolios also may use options, futures, forward currency contracts and other types of derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return. The Master Portfolios also may purchase securities on a when-issued, delayed delivery or forward commitment basis.

         In addition, the Master Portfolios also may invest in certain specified derivative securities including: exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls to enhance return; and U.S. and foreign exchange-traded financial futures approved by the Commodity Futures Trading Commission ("CFTC") and options thereon for market exposure risk management. The Master Portfolios may lend its portfolio securities to qualified institutional investors and may invest in repurchase agreements, restricted, private placement and other illiquid securities. The Master Portfolios also may invest in real estate investment trust securities. The Master Portfolios may invest in securities issued by other investment companies, consistent with the Fund's investment objectives and policies and repurchase agreements. The Master Portfolios also may invest in forward foreign exchange contracts, and instruments issued by trusts or certain partnerships including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by such issuers.

         Moreover, both Master Portfolios may invest without limit in foreign securities. These investments may be publicly traded in the United States or on a foreign exchange, and may be bought and sold in a foreign currency. The Adviser generally selects foreign securities on a stock-by-stock basis based on growth potential.

         Additional information on the particular types of securities in which certain Funds may invest in is set forth below.

ASSET-BACKED SECURITIES

        IN GENERAL. Certain Funds may purchase asset-backed securities arise through the grouping by governmental, government-related, and private organizations of loans, receivables, or other assets originated by various lenders. Asset-backed securities consist of both mortgage- and non-mortgage-backed securities. Interests in pools of these assets may differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal paid at maturity or specified call dates. Conversely, asset-backed securities provide periodic payments which may consist of both interest and principal payments.

         The life of an asset-backed security varies depending upon the rate of the prepayment of the underlying debt instruments. The rate of such prepayments will be a function of current market interest rates, and other economic and demographic factors. For example, falling interest rates generally result in an increase in the rate of prepayments of mortgage loans while rising interest rates generally decrease the rate of prepayments. An acceleration in prepayments in response to sharply falling interest rates will shorten the security's average maturity and limit the potential appreciation in the security's value relative to a conventional debt security. Consequently, asset-backed securities may not be as effective in locking in high, long-term yields. Conversely, in periods of sharply rising rates, prepayments are generally slow, increasing the security's average life and its potential for price depreciation.

         MORTGAGE-BACKED SECURITIES. Mortgage-backed securities represent an ownership interest in a pool of mortgage loans.

         Mortgage pass-through securities may represent participation interests in pools of residential mortgage loans originated by U.S. Governmental or private lenders and guaranteed, to the extent provided in such securities, by the U.S. Government or one of its agencies, authorities or instrumentalities. Such securities, which are ownership interests in the underlying mortgage loans, differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts (usually semi-annually) and principal payments at maturity or on specified call dates. Mortgage pass-through securities provide for monthly payments that are a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the service of the underlying mortgage loans.

         The guaranteed mortgage pass-through securities in which a Fund may invest may include those issued or guaranteed by Government National Mortgage Association ("Ginnie Mae" or "GNMA"), Federal National Mortgage Association ("Fannie Mae" or "FNMA") or Federal Home Loan Mortgage Corporation ("Freddie Mac" or "FHLMC"). Such Certificates are mortgage-backed securities which represent a partial ownership interest in a pool of mortgage loans issued by lenders such as mortgage bankers, commercial banks and savings and loan associations. Such mortgage loans may have fixed or adjustable rates of interest.

         The average life of a mortgage-backed security is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal invested far in advance of the maturity of the mortgages in the pool.

         The yield which will be earned on mortgage-backed securities may vary from their coupon rates for the following reasons: (i) Certificates may be issued at a premium or discount, rather than at par; (ii) Certificates may trade in the secondary market at a premium or discount after issuance; (iii) interest is earned and compounded monthly, which has the effect of raising the effective yield earned on the Certificates; and (iv) the actual yield of each Certificate is affected by the prepayment of mortgages included in the mortgage pool underlying the Certificates and the rate at which principal so prepaid is reinvested. In addition, prepayment of mortgages included in the mortgage pool underlying a GNMA Certificate purchased at a premium may result in a loss to the Fund.

         Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than obligations directly or indirectly guaranteed by the U.S. Government.

         Collateralized mortgage obligations or "CMOs" are debt obligations collateralized by mortgage loans or mortgage pass-through securities (collateral collectively hereinafter referred to as "Mortgage Assets"). Multi-class pass-through securities are interests in a trust composed of Mortgage Assets and all references herein to CMOs will include multi-class pass-through securities. Payments of principal of and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distribution on the multi-class pass-through securities.

         Moreover, principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of the premium if any has been paid. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semiannual basis.

         The principal and interest payments on the Mortgage Assets may be allocated among the various classes of CMOs in several ways. Typically, payments of principal, including any prepayments, on the underlying mortgages are applied to the classes in the order of their respective stated maturities or final distribution dates, so that no payment of principal is made on CMOs of a class until all CMOs of other classes having earlier stated maturities or final distribution dates have been paid in full.

         Stripped mortgage-backed securities ("SMBS") are derivative multi-class mortgage securities. A Fund will only invest in SMBS that are obligations backed by the full faith and credit of the U.S. Government. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. A Fund will only invest in SMBS whose mortgage assets are U.S. Government obligations.

         A common type of SMBS will be structured so that one class receives some of the interest and most of the principal from the mortgage assets, while the other class receives most of the interest and the remainder of the principal. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities. The market value of any class which consists primarily or entirely of principal payments generally is unusually volatile in response to changes in interest rates.

         The average life of mortgage-backed securities varies with the maturities of the underlying mortgage instruments. The average life is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of mortgage prepayments, mortgage refinancings, or foreclosures. The rate of mortgage prepayments, and hence the average life of the certificates, will be a function of the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. Such prepayments are passed through to the registered holder with the regular monthly payments of principal and interest and have the effect of reducing future payments. Estimated average life will be determined by the Adviser and used for the purpose of determining the average weighted maturity and duration of the Funds.

         ADDITIONAL INFORMATION ON MORTGAGE-BACKED SECURITIES. Mortgage-backed securities represent an ownership interest in a pool of residential mortgage loans. These securities are designed to provide monthly payments of interest and principal to the investor. The mortgagor's monthly payments to his/her lending institution are "passed-through" to an investor. Most issuers or poolers provide guarantees of payments, regardless of whether or not the mortgagor actually makes the payment. The guarantees made by issuers or poolers are supported by various forms of credit collateral, guarantees or insurance, including individual loan, title, pool and hazard insurance purchased by the issuer. There can be no assurance that the private issuers or poolers can meet their obligations under the policies. Mortgage-backed securities issued by private issuers or poolers, whether or not such securities are subject to guarantees, may entail greater risk than securities directly or indirectly guaranteed by the U.S. Government.

         Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential mortgage loans, net of any fees paid. Additional payments are caused by repayments resulting from the sale of the underlying residential property, refinancing or foreclosure net of fees or costs which may be incurred. Some mortgage-backed securities are described as "modified pass-through." These securities entitle the holders to receive all interest and principal payments owed on the mortgages in the pool, net of certain fees, regardless of whether or not the mortgagors actually make the payments.

         Residential mortgage loans are pooled by the FHLMC. FHLMC is a corporate instrumentality of the U.S. Government and was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its stock is owned by the twelve Federal Home Loan Banks. FHLMC issues Participation Certificates ("PC's"), which represent interests in mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal.

         FNMA is a Government sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases residential mortgages from a list of approved sellers/servicers which include state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA.

         The principal Government guarantor of mortgage-backed securities is the GNMA. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by approved institutions and backed by pools of FHA-insured or VA-guaranteed mortgages.

         Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Pools created by such non-governmental issuers generally offer a higher rate of interest than Government and Government-related pools because there are no direct or indirect Government guarantees of payments in the former pools. However, timely payment of interest and principal of these pools is supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance purchased by the issuer. The insurance and guarantees are issued by Governmental entities, private insurers, and the mortgage poolers. There can be no assurance that the private insurers or mortgage poolers can meet their obligations under the policies.

         The Fund expects that Governmental or private entities may create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payment may vary or whose terms to maturity may be shorter than previously customary. As new types of mortgage-backed securities are developed and offered to investors, certain Funds will, consistent with their investment objective and policies, consider making investments in such new types of securities.

         UNDERLYING MORTGAGES. Pools consist of whole mortgage loans or participations in loans. The majority of these loans are made to purchasers of 1-4 Family homes. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. For example, in addition to fixed-rate, fixed-term mortgages, a Fund may purchase pools of variable-rate mortgages (VRM), growing equity mortgages (GEM), graduated payment mortgages (GPM) and other types where the principal and interest payment procedures vary. VRM's are mortgages which reset the mortgage's interest rate periodically with changes in open market interest rates. To the extent that the Fund is actually invested in VRM's, the Fund's interest income will vary with changes in the applicable interest rate on pools of VRM's. GPM and GEM pools maintain constant interest rates, with varying levels of principal repayment over the life of the mortgage. These different interest and principal payment procedures should not impact the Fund's net asset value since the prices at which these securities are valued will reflect the payment procedures.

         All poolers apply standards for qualification to local lending institutions which originate mortgages for the pools. Poolers also establish credit standards and underwriting criteria for individual mortgages included in the pools. In addition, some mortgages included in pools are insured through private mortgage insurance companies.

         AVERAGE LIFE. The average life of pass-through pools varies with the maturities of the underlying mortgage instruments. In addition, a pool's term may be shortened by unscheduled or early payments of principal and interest on the underlying mortgages. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage, and other social and demographic conditions.

         As prepayment rates of individual pools vary widely, it is not possible to accurately predict the average life of a particular pool. For pools of fixed-rated 30-year mortgages, common industry practice is to assume that prepayments will result in a 12-year average life. Pools of mortgages with other maturities or different characteristics will have varying assumptions for average life.

         RETURNS ON MORTGAGE-BACKED SECURITIES. Yields on mortgage-backed pass-through securities are typically quoted based on the maturity of the underlying instruments and the associated average life assumption. Actual prepayment experience may cause the yield to differ from the assumed average life yield.

         Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting the yields of the Fund. The compounding effect from reinvestments of monthly payments received by the Fund will increase its yield to shareholders, compared to bonds that pay interest semi-annually.

         NON-MORTGAGE ASSET-BACKED SECURITIES. Non-mortgage asset-backed securities include interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Such securities also may include instruments issued by certain trusts, partnerships or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by such issuers.

         Non-mortgage-backed securities are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities.

         The purchase of non-mortgage-backed securities raises considerations peculiar to the financing of the instruments underlying such securities. For example, most organizations that issue asset-backed securities relating to motor vehicle installment purchase obligations perfect their interests in their respective obligations only by filing a financing statement and by having the servicer of the obligations, which is usually the originator, take custody thereof. In such circumstances, if the servicer were to sell the same obligations to another party, in violation of its duty not to do so, there is a risk that such party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. Also, although most such obligations grant a security interest in the motor vehicle being financed, in most states the security interest in a motor vehicle must be noted on the certificate of title to perfect such security interest against competing claims of other parties. Due to the larger number of vehicles involved, however, the certificate of title to each vehicle financed, pursuant to the obligations underlying the asset-backed securities, usually is not amended to reflect the assignment of the seller's security interest for the benefit of the holders of the asset-backed securities. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. In addition, various state and Federal laws give the motor vehicle owner the right to assert against the holder of the owner's obligation certain defenses such owner would have against the seller of the motor vehicle. The assertion of such defenses could reduce payments on the related asset-backed securities. Insofar as credit card receivables are concerned, credit card holders are entitled to the protection of a number of state and Federal consumer credit laws, many of which give such holders the right to set off certain amounts against balances owed on the credit card, thereby reducing the amounts paid on such receivables. In addition, unlike most other asset-backed securities, credit card receivables are unsecured obligations of the card holder.

         While the market for asset-backed securities is becoming increasingly liquid, the market for mortgage-backed securities issued by certain private organizations and non-mortgage-backed securities is not as well developed. As stated above, the Adviser intends to limit its purchases of mortgage-backed securities issued by certain private organizations and non-mortgage-backed securities to securities that are readily marketable at the time of purchase.

BORROWINGS

         The registered investment companies in the Nations Funds Family participate in an uncommitted line of credit provided by The Bank of New York under a line of credit agreement (the "Agreement"). Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at the federal funds rate plus
 .50% on an annualized basis. The Agreement requires, among other things, that each participating Fund maintain a ratio of no less than 4 to 1 net assets (not including funds borrowed pursuant to the Agreement) to the aggregate amount of indebtedness pursuant to the Agreement. Specific borrowings by a Fund under the Agreement over the last fiscal year, if any, can by found in the Funds' Annual Reports which will be available once the Funds complete a fiscal year.

COMMERCIAL INSTRUMENTS

         Certain Funds may purchase commercial instruments. Commercial Instruments consist of short-term U.S. dollar-denominated obligations issued by domestic corporations or issued in the U.S. by foreign corporations and foreign commercial banks.

         Investments by a Fund in commercial paper will consist of issues rated in a manner consistent with such Fund's investment policies and objectives. In addition, the Funds may acquire unrated commercial paper and corporate bonds that are determined by the Adviser at the time of purchase to be of comparable quality to rated instruments that may be acquired by such Funds as previously described.

         Variable-rate master demand notes are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. While some of these notes are not rated by credit rating agencies, issuers of variable rate master demand notes must satisfy the Adviser that similar criteria to that set forth above with respect to the issuers of commercial paper purchasable by the Prime Fund are met. Variable-rate instruments acquired by a Fund will be rated at a level consistent with such Fund's investment objective and policies of high quality as determined by a major rating agency or, if not rated, will be of comparable quality as determined by the Adviser. See also the discussion of variable- and floating-rate instruments in this SAI.

         Variable- and floating-rate instruments are unsecured instruments that permit the indebtedness thereunder to vary. While there may be no active secondary market with respect to a particular variable or floating rate instrument purchased by a Fund, a Fund may, from time to time as specified in the instrument, demand payment of the principal or may resell the instrument to a third party. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of an instrument if the issuer defaulted on its payment obligation or during periods when a Fund is not entitled to exercise its demand rights, and a Fund could, for these or other reasons, suffer a loss. A Fund may invest in variable and floating rate instruments only when the Adviser deems the investment to involve minimal credit risk. If such instruments are not rated, the Adviser will consider the earning power, cash flows, and other liquidity ratios of the issuers of such instruments and will continuously monitor their financial status to meet payment on demand. In determining average weighted portfolio maturity, an instrument will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period specified in the instrument.

         Certain Funds also may purchase short-term participation interests in loans extended by banks to companies, provided that both such banks and such companies meet the quality standards set forth above. In purchasing a loan participation or assignment, the Fund acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. Many such loans are secured and most impose restrictive covenants which must be met by the borrower and which are generally more stringent than the covenants available in publicly traded debt securities. However, interests in some loans may not be secured, and the Fund will be exposed to a risk of loss if the borrower defaults. Loan participations also may be purchased by the Fund when the borrowing company is already in default. In purchasing a loan participation, the Fund may have less protection under the federal securities laws than it has in purchasing traditional types of securities. The Fund's ability to assert its rights against the borrower will also depend on the particular terms of the loan agreement among the parties.

COMBINED TRANSACTIONS

         Certain Funds may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple forward foreign currency exchange contracts and any combination of futures, options and forward foreign currency exchange contracts ("component" transactions), instead of a single transaction, as part of a single hedging strategy when, in the opinion of the Adviser, it is in the best interest of a Fund to do so and where underlying hedging strategies are permitted by a Fund's investment policies. A combined transaction, while part of a single hedging strategy, may contain elements of risk that are present in each of its component transactions.

CONVERTIBLE SECURITIES

         Certain Funds may invest in convertible securities, such as bonds, notes, debentures, preferred stocks and other securities that may be converted into common stock. All convertible securities purchased by the Fund will be rated in the top two categories by an NRSRO or, if unrated, determined by the Adviser to be of comparable quality. Investments in convertible securities can provide income through interest and dividend payments, as well as, an opportunity for capital appreciation by virtue of their conversion or exchange features.

         The convertible securities in which a Fund may invest include fixed-income and zero coupon debt securities, and preferred stock that may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions or scheduled changes in the exchange ratio. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities, generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stock changes, and, therefore, also tends to follow movements in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock, although typically not as much as the price of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

         As debt securities, convertible securities are investments which provide for a stream of income or, in the case of zero coupon securities, accretion of income with generally higher yields than common stocks. Of course, like all debt securities, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations. Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion exchange features. Convertible securities generally are subordinated to other similar debt securities but not to non-convertible securities of the same issuer. Convertible bonds, as corporate debt obligations, are senior in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. However, convertible bonds and convertible preferred stock typically have lower coupon rates than similar non-convertible securities. Convertible securities may be issued as fixed income obligations that pay current income or as zero coupon notes and bonds, including Liquid Yield Option Notes ("LYONs"). Zero coupon securities pay no cash income and are sold at substantial discounts from their value at maturity. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. Zero coupon convertible securities offer the opportunity for capital appreciation because increases (or decreases) in the market value of such securities closely follow the movements in the market value of the underlying common stock. Zero coupon convertible securities generally are expected to be less volatile than the underlying common stocks because they usually are issued with short maturities (15 years or less) and are issued with options and/or redemption features exercisable by the holder of the obligation entitling the holder to redeem the obligation and receive a defined cash payment.

CORPORATE DEBT SECURITIES

         Certain Funds may invest in corporate debt securities of domestic issuers of all types and maturities, such as bonds, debentures, notes and commercial paper. Corporate debt securities may involve equity features, such as conversion or exchange rights or warrants for the acquisition of stock of the same or a different issuer, participation based on revenue, sales or profit, or the purchase of common stock or warrants in a unit transaction (where corporate debt obligations and common stock are offered as a unit). Each Fund may also invest in corporate debt securities of foreign issuers.

         The corporate debt securities in which the High Yield Master Portfolio will invest will be rated BB or lower by Standard & Poor's Corporation ("S&P") or Ba or below by Moody's Investors Services, Inc. ("Moody's").

         The corporate debt securities in which the Kansas Fund or the MidCap Index Fund will invest will be rated investment grade by at least one NRSRO (E.G., BBB or above by S&P or Baa or above by Moody's. Commercial paper purchased by the Kansas Fund or the MidCap Index Fund will be rated in the top two categories by a NRSRO. Corporate debt securities that are not rated may be purchased by such Funds if they are determined by the Adviser to be of comparable quality, as described above, under the direction of the Board of Trustees of the Trust. If the rating of any corporate debt security held by a Fund falls below such ratings or if the Adviser determines that an unrated corporate debt security is no longer of comparable quality, then such security shall be disposed of in an orderly manner as quickly as possible. A description of these ratings is attached as Schedule A to this Statement of Additional Information.

CUSTODIAL RECEIPTS

         Certain Funds may also acquire custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Government notes or bonds. Such notes and bonds are held in custody by a bank on behalf of the owners. These custodial receipts are known by various names, including "Treasury Receipts," "Treasury Investors Growth Receipts" and "Certificates of Accrual on Treasury Securities." Although custodial receipts are not considered U.S. Government securities, they are indirectly issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities. Custodial receipts will be treated as illiquid securities.

CURRENCY SWAPS

         Certain Funds also may enter into currency swaps for hedging purposes and to seek to increase total return. In as much as swaps are entered into for good faith hedging purposes or are offset by a segregated account as described below, the Fund and the Adviser believe that swaps do not constitute senior securities as defined in the 1940 Act and, accordingly, will not treat them as being subject to the Fund's borrowing restrictions. The net amount of the excess, if any, of the Fund's obligations over its entitlement with respect to each currency swap will be accrued on a daily basis and an amount of cash or liquid high grade debt securities (I.E., securities rated in one of the top three ratings categories by an NRSRO, or, if unrated, deemed by the Adviser to be of comparable credit quality) having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by the Fund's custodian. The Fund will not enter into any currency swap unless the credit quality of the unsecured senior debt or the claims-paying ability of the other party thereto is considered to be investment grade by the Adviser.

         DELAYED DELIVERY TRANSACTIONS

         In a delayed delivery transaction, the Fund relies on the other party to complete the transaction. If the transaction is not completed, the Fund may miss a price or yield considered to be advantageous. In delayed delivery transactions, delivery of the securities occurs beyond normal settlement periods, but a Fund would not pay for such securities or start earning interest on them until they are delivered. However, when a Fund purchases securities on such a delayed delivery basis, it immediately assumes the risk of ownership, including the risk of price fluctuation. Failure by a counterparty to deliver a security purchased on a delayed delivery basis may result in a loss or missed opportunity to make an alternative investment. Depending upon market conditions, a Fund's delayed delivery purchase commitments could cause its net asset value to be more volatile, because such securities may increase the amount by which the Fund's total assets, including the value of when-issued and delayed delivery securities held by the Fund, exceed its net assets.

DOLLAR ROLL TRANSACTIONS

         Certain Funds may enter into "dollar roll" transactions, which consist of the sale by a Fund to a bank or broker/dealer (the "counterparty") of GNMA certificates or other mortgage-backed securities together with a commitment to purchase from the counterparty similar, but not identical, securities at a future date, at the same price. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. A Fund receives a fee from the counterparty as consideration for entering into the commitment to purchase. Dollar rolls may be renewed over a period of several months with a different repurchase price and a cash settlement made at each renewal without physical delivery of securities. Moreover, the transaction may be preceded by a firm commitment agreement pursuant to which the Fund agrees to buy a security on a future date. If the broker/dealer to whom a Fund sells the security becomes insolvent, the Fund's right to purchase or repurchase the security may be restricted; the value of the security may change adversely over the term of the dollar roll; the security that the Fund is required to repurchase may be worth less than the security that the Fund originally held, and the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

         The entry into dollar rolls involves potential risks of loss that are different from those related to the securities underlying the transactions. For example, if the counterparty becomes insolvent, the Fund's right to purchase from the counterparty might be restricted. Additionally, the value of such securities may change adversely before the Fund is able to purchase them. Similarly, the Fund may be required to purchase securities in connection with a dollar roll at a higher price than may otherwise be available on the open market. Since, as noted above, the counterparty is required to deliver a similar, but not identical security to the Fund, the security that the Fund is required to buy under the dollar roll may be worth less than an identical security. Finally, there can be no assurance that the Fund's use of the cash that it receives from a dollar roll will provide a return that exceeds borrowing costs.

EQUITY SWAP CONTRACTS

         Certain Funds may from time to time enter into equity swap contracts. The counterparty to an equity swap contract will typically be a bank, investment banking firm or broker/dealer. For example, the counterparty will generally agree to pay a Fund the amount, if any, by which the notional amount of the Equity Swap Contract would have increased in value had it been invested in the stocks comprising the S&P 500 Index in proportion to the composition of the Index, plus the dividends that would have been received on those stocks. A Fund will agree to pay to the counterparty a floating rate of interest (typically the London Inter Bank Offered Rate) on the notional amount of the Equity Swap Contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to a Fund on any Equity Swap Contract should be the gain or loss on the notional amount plus dividends on the stocks comprising the S&P 500 Index less the interest paid by the Fund on the notional amount. A Fund will only enter into Equity Swap Contracts on a net basis, I.E., the two parties' obligations are netted out, with the Fund paying or receiving, as the case may be, only the net amount of any payments. Payments under the Equity Swap Contracts may be made at the conclusion of the contract or periodically during its term.

         If there is a default by the counterparty to an Equity Swap Contract, a Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that Equity Swap Contract counterparties will be able to meet their obligations pursuant to Equity Swap Contracts or that, in the event of default, a Fund will succeed in pursuing contractual remedies. A Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to Equity Swap Contracts. A Fund will closely monitor the credit of Equity Swap Contract counterparties in order to minimize this risk.

         Certain Funds may from time to time enter into the opposite side of Equity Swap Contracts (I.E., where a Fund is obligated to pay the increase (net of interest) or receive the decrease (plus interest) on the contract to reduce the amount of the Fund's equity market exposure consistent with the Fund's objective. These positions are sometimes referred to as Reverse Equity Swap Contracts.

         Equity Swap Contracts will not be used to leverage a Fund. A Fund will not enter into any Equity Swap Contract or Reverse Equity Swap Contract unless, at the time of entering into such transaction, the unsecured senior debt of the counterparty is rated at least A by Moody's or S&P. Since the SEC considers Equity Swap Contracts and Reverse Equity Swap Contracts to be illiquid securities, a Fund will not invest in Equity Swap Contracts or Reverse Equity Swap Contracts if the total value of such investments together with that of all other illiquid securities which a Fund owns would exceed any limitation imposed by the SEC Staff.

         The Adviser does not believe that a Fund's obligations under Equity Swap Contracts or Reverse Equity Swap Contracts are senior securities and, accordingly, the Fund will not treat them as being subject to its borrowing restrictions. However, the net amount of the excess, if any, of a Fund's obligations over its respective entitlements with respect to each Equity Swap Contract and each Reverse Equity Swap Contract will be accrued on a daily basis and an amount of cash, U.S. Government securities or other liquid high quality debt securities having an aggregate market value at least equal to the accrued excess will be maintained in a segregated account by the Fund's custodian.

FOREIGN CURRENCY TRANSACTIONS

         Certain Funds may invest in foreign currency transactions. Foreign securities involve currency risks. The U.S. dollar value of a foreign security tends to decrease when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and tends to increase when the value of the U.S. dollar falls against such currency. A Fund may purchase or sell forward foreign currency exchange contracts ("forward contracts") to attempt to minimize the risk to the Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies. A Fund may also purchase and sell foreign currency futures contracts and related options (see "Purchase and Sale of Currency Futures Contracts and Related Options"). A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date that is individually negotiated and privately traded by currency traders and their customers.

         Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward foreign currency exchange contract generally has no deposit requirement, and is traded at a net price without commission. A Fund will direct its custodian to segregate high grade liquid assets in an amount at least equal to its obligations under each forward foreign currency exchange contract. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of a Fund's portfolio securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

         A Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of the security (a "transaction hedge"). In addition, when the Adviser believes that a foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward sale contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency, or when the Adviser believes that the U.S. dollar may suffer a substantial decline against the foreign currency, it may enter into a forward purchase contract to buy that foreign currency for a fixed dollar amount (a "position hedge").

         A Fund may, however, enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount where the Adviser believes that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which the fund securities are denominated (a "cross-hedge").

         Foreign currency hedging transactions are an attempt to protect a Fund against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated portfolio position. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amount and the value of the securities involved will not generally be possible because the future value of these securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and date it matures.

         The Fund's custodian will segregate cash, U.S. Government securities or other high-quality debt securities having a value equal to the aggregate amount of the Fund's commitments under forward contracts entered into with respect to position hedges and cross-hedges. If the value of the segregated securities declines, additional cash or securities will be segregated on a daily basis so that the value of the segregated securities will equal the amount of the Fund's commitments with respect to such contracts. As an alternative to segregating all or part of such securities, the Fund may purchase a call option permitting the Fund to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the forward contract price or the Fund may purchase a put option permitting the Fund to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the forward contract price.

         The Funds are dollar-denominated mutual funds and therefore consideration is given to hedging part or all of the portfolio back to U.S. dollars from international currencies. All decisions to hedge are based upon an analysis of the relative value of the U.S. dollar on an international purchasing power parity basis (purchasing power parity is a method for determining the relative purchasing power of different currencies by comparing the amount of each currency required to purchase a typical bundle of goods and services to domestic markets) and an estimation of short-term interest rate differentials (which affect both the direction of currency movements and also the cost of hedging).

         For more information about the risks associated with foreign investments see "Investment Risks."

FUTURES, OPTIONS AND OTHER DERIVATIVE INSTRUMENTS

         FUTURES CONTRACTS IN GENERAL. A futures contract is an agreement between two parties for the future delivery of fixed income securities or equity securities or for the payment or acceptance of a cash settlement in the case of futures contracts on an index of fixed income or equity securities. A "sale" of a futures contract means the contractual obligation to deliver the securities at a specified price on a specified date, or to make the cash settlement called for by the contract. Futures contracts have been designed by exchanges which have been designated "contract markets" by the CFTC and must be executed through a brokerage firm, known as a futures commission merchant, which is a member of the relevant contract market. Futures contracts trade on these markets, and the exchanges, through their clearing organizations, guarantee that the contracts will be performed as between the clearing members of the exchange. Presently, futures contracts are based on such debt securities as long-term U.S. Treasury Bonds, Treasury Notes, GNMA modified pass-through mortgage-backed securities, three-month U.S. Treasury Bills, bank certificates of deposit, and on indices of municipal, corporate and government bonds.

         While futures contracts based on securities do provide for the delivery and acceptance of securities, such deliveries and acceptances are seldom made. Generally, a futures contract is terminated by entering into an offsetting transaction. A Fund will incur brokerage fees when it purchases and sells futures contracts. At the time such a purchase or sale is made, a Fund must provide cash or money market securities as a deposit known as "margin." The initial deposit required will vary, but may be as low as 2% or less of a contract's face value. Daily thereafter, the futures contract is valued through a process known as "marking to market," and a Fund that engages in futures transactions may receive or be required to pay "variation margin" as the futures contract becomes more or less valuable. At the time of delivery of securities pursuant to a futures contract based on securities, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate than the specific security that provides the standard for the contract. In some (but not many) cases, securities called for by a futures contract may not have been issued when the contract was written.

         Futures contracts on indices of securities are settled through the making and acceptance of cash settlements based on changes in value of the underlying rate or index between the time the contract is entered into and the time it is liquidated.

         FUTURES CONTRACTS ON FIXED INCOME SECURITIES AND RELATED INDICES. As noted in their respective Prospectuses, certain Funds may enter into transactions in futures contracts for the purpose of hedging a relevant portion of their portfolios. A Fund may enter into transactions in futures contracts that are based on U.S. Government obligations, including any index of government obligations that may be available for trading. Such transactions will be entered into where movements in the value of the securities or index underlying a futures contract can be expected to correlate closely with movements in the value of securities held in a Fund. For example, a Fund may sell futures contracts in anticipation of a general rise in the level of interest rates, which would result in a decline in the value of its fixed income securities. If the expected rise in interest rates occurs, the Fund may realize gains on its futures position, which should offset all or part of the decline in value of fixed income fund securities. A Fund could protect against such decline by selling fixed income securities, but such a strategy would involve higher transaction costs than the sale of futures contracts and, if interest rates again declined, the Fund would be unable to take advantage of the resulting market advance without purchases of additional securities.

         The purpose of the purchase or sale of a futures contract on government securities and indices of government securities, in the case of the above-referenced Funds, which hold or intend to acquire long-term debt securities, is to protect a Fund from fluctuations in interest rates without actually buying or selling long-term debt securities. For example, if long-term bonds are held by a Fund, and interest rates were expected to increase, the Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the long-term bonds held by the Fund. If interest rates did increase, the value of the debt securities in the Fund would decline, but the value of the futures contracts to the Fund would increase at approximately the same rate thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. When a Fund is not fully invested and a decline in interest rates is anticipated, which would increase the cost of fixed income securities that the Fund intends to acquire, it may purchase futures contracts. In the event that the projected decline in interest rates occurs, the increased cost of the securities acquired by the Fund should be offset, in whole or part, by gains on the futures contracts by entering into offsetting transactions on the contract market on which the initial purchase was effected. In a substantial majority of transactions involving futures contracts on fixed income securities, a Fund will purchase the securities upon termination of the long futures positions, but under unusual market conditions, a long futures position may be terminated without a corresponding purchase of securities.

         Similarly, when it is expected that interest rates may decline, futures contracts on fixed income securities and indices of government securities may be purchased for the purpose of hedging against anticipated purchases of long-term bonds at higher prices. Since the fluctuations in the value of such futures contracts should be similar to that of long-term bonds, a Fund could take advantage of the anticipated rise in the value of long-term bonds without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Fund's cash reserves could then be used to buy long-term bonds in the cash market. Similar results could be accomplished by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase. However, since the futures market is more liquid than the cash market, the use of these futures contracts as an investment technique allows a Fund to act in anticipation of such an interest rate decline without having to sell its portfolio securities. To the extent a Fund enters into futures contracts for this purpose, the segregated assets maintained by a Fund will consist of cash, cash equivalents or high quality debt securities of the Fund in an amount equal to the difference between the fluctuating market value of such futures contract and the aggregate value of the initial deposit and variation margin payments made by the Fund with respect to such futures contracts.

         STOCK INDEX FUTURES CONTRACTS. Certain Funds may sell stock index futures contracts in order to offset a decrease in market value of its securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio as a whole, or to protect against declines, occurring prior to sales of securities, in the value of securities to be sold. Conversely, a Fund may purchase stock index futures contracts in order to protect against anticipated increases in the cost of securities to be acquired.

         In addition, a Fund may utilize stock index futures contracts in anticipation of changes in the composition of its portfolio. For example, in the event that a Fund expects to narrow the range of industry groups represented in its portfolio, it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. As such securities are acquired, a Fund's futures positions would be closed out. A Fund may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of its portfolio will decline prior to the time of sale.

         OPTIONS ON FUTURES CONTRACTS. An option on a futures contract gives the purchaser (the "holder") the right, but not the obligation, to purchase a position in the underlying futures contract (I.E., a purchase of such futures contract) in the case of an option to purchase (a "call" option), or a "short" position in the underlying futures contract (I.E., a sale of such futures contract) in the case of an option to sell (a "put" option), at a fixed price (the "strike price") up to a stated expiration date. The holder pays a non-refundable purchase price for the option, known as the "premium." The maximum amount of risk the purchase of the option assumes is equal to the premium plus related transaction costs, although this entire amount may be lost. Upon exercise of the option by the holder, the exchange clearing corporation establishes a corresponding long position in the case of a put option. In the event that an option is exercised, the parties will be subject to all the risks associated with the trading of futures contracts, such as payment of variation margin deposits. In addition, the writer of an option on a futures contract, unlike the holder, is subject to initial and variation margin requirements on the option position.

         OPTIONS ON FUTURES CONTRACTS ON FIXED INCOME SECURITIES AND RELATED INDICES. Certain Funds may purchase put options on futures contracts in which such Funds are permitted to invest for the purpose of hedging a relevant portion of their portfolios against an anticipated decline in the values of portfolio securities resulting from increases in interest rates, and may purchase call options on such futures contracts as a hedge against an interest rate decline when they are not fully invested. A Fund would write options on these futures contracts primarily for the purpose of terminating existing positions.

         OPTIONS ON STOCK INDEX FUTURES CONTRACTS, OPTIONS ON STOCK INDICES AND OPTIONS ON EQUITY SECURITIES. Certain Funds may purchase put options on stock index futures contracts, stock indices or equity securities for the purpose of hedging the relevant portion of their portfolio securities against an anticipated market-wide decline or against declines in the values of individual portfolio securities, and they may purchase call options on such futures contracts as a hedge against a market advance when they are not fully invested. A Fund would write options on such futures contracts primarily for the purpose of terminating existing positions. In general, options on stock indices will be employed in lieu of options on stock index futures contracts only where they present an opportunity to hedge at lower cost. With respect to options on equity securities, a Fund may, under certain circumstances, purchase a combination of call options on such securities and U.S. Treasury bills. The Adviser believes that such a combination may more closely parallel movements in the value of the security underlying the call option than would the option itself.

         Further, while a Fund generally would not write options on individual portfolio securities, it may do so under limited circumstances known as "targeted sales" and "targeted buys," which involve the writing of call or put options in an attempt to purchase or sell portfolio securities at specific desired prices. A Fund would receive a fee, or a "premium," for the writing of the option. For example, where the Fund seeks to sell portfolio securities at a "targeted" price, it may write a call option at that price. In the event that the market rises above the exercise price, it would receive its "targeted" price, upon the exercise of the option, as well as the premium income. Also, where it seeks to buy portfolio securities at a "targeted" price, it may write a put option at that price for which it will receive the premium income. In the event that the market declines below the exercise price, a Fund would pay its "targeted" price upon the exercise of the option. In the event that the market does not move in the direction or to the extent anticipated, however, the targeted sale or buy might not be successful and a Fund could sustain a loss on the transaction that may not be offset by the premium received. In addition, a Fund may be required to forego the benefit of an intervening increase or decline in value of the underlying security.

         OPTIONS AND FUTURES STRATEGIES. The Adviser may seek to increase the current return of certain Funds by writing covered call or put options. In addition, through the writing and purchase of options and the purchase and sale of U.S. and certain foreign stock index futures contracts, interest rate futures contracts, foreign currency futures contracts and related options on such futures contracts, the Adviser may at times seek to hedge against a decline in the value of securities included in the Fund or an increase in the price of securities that it plans to purchase for the Fund. Expenses and losses incurred as a result of such hedging strategies will reduce the Fund's current return. A Fund's investment in foreign stock index futures contracts and foreign interest rate futures contracts, and related options on such futures contracts, are limited to only those contracts and related options that have been approved by the CFTC for investment by U.S. investors. Additionally, with respect to a Fund's investment in foreign options, unless such options are specifically authorized for investment by order of the CFTC or meet the definition of trade options as set forth in CFTC Rule 32.4, a Fund will not make these investments.

         The ability of a Fund to engage in the options and futures strategies described below will depend on the availability of liquid markets in such instruments. Markets in options and futures with respect to stock indices, foreign government securities and foreign currencies are relatively new and still developing. It is impossible to predict the amount of trading interest that may exist in various types of options or futures. Therefore, no assurance can be given that a Fund will be able to utilize these instruments effectively for the purposes stated below. Furthermore, a Fund's ability to engage in options and futures transactions may be limited by tax considerations. Although a Fund will only engage in options and futures transactions for limited purposes, these activities will involve certain risks which are described below under "Risk Factors Associated with Futures and Options Transactions." A Fund will not engage in options and futures transactions for leveraging purposes.

         WRITING COVERED OPTIONS ON SECURITIES. Certain Funds may write covered call options and covered put options on securities in which it is permitted to invest from time to time as the Adviser determines is appropriate in seeking to attain its objective. Call options written by a Fund give the holder the right to buy the underlying securities from a Fund at a stated exercise price; put options give the holder the right to sell the underlying security to the Fund at a stated price.
         A Fund may write only covered options, which means that, so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, a Fund will maintain in a separate account cash or short-term U.S. Government securities with a value equal to or greater than the exercise price of the underlying securities. A Fund may also write combinations of covered puts and calls on the same underlying security.

         A Fund will receive a premium from writing a put or call option, which increases the Fund's return in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option and the volatility of the market price of the underlying security. By writing a call option, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss if the purchase price exceeds the market value plus the amount of the premium received, unless the security subsequently appreciates in value.

         A Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. A Fund will realize a profit or loss from such transaction if the cost of such transaction is less or more than the premium received from the writing of the option. In the case of a put option, any loss so incurred may be partially or entirely offset by the premium received from a simultaneous or subsequent sale of a different put option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by a Fund.

         PURCHASING PUT AND CALL OPTIONS ON SECURITIES. A Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since a Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, a Fund will reduce any profit it might otherwise have realized in its underlying security by the premium paid for the put option and by transaction costs.

         A Fund may also purchase call options to hedge against an increase in prices of securities that it wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. By using call options in this manner, a Fund will reduce any profit it might have realized had it bought the underlying security at the time it purchased the call option by the premium paid for the call option and by transaction costs.

         PURCHASE AND SALE OF OPTIONS AND FUTURES ON STOCK INDICES. A Fund may purchase and sell options on non-U.S. stock indices and stock index futures as a hedge against movements in the equity markets.

         Options on stock indices are similar to options on specific securities except that, rather than the right to take or make delivery of the specific security at a specific price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of that stock index is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars multiplied by a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike options on specific securities, all settlements of options on stock indices are in cash and gain or loss depends on general movements in the stocks included in the index rather than price movements in particular stocks. A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific amount multiplied by the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of securities is made.

         If the Adviser expects general stock market prices to rise, a Fund might purchase a call option on a stock index or a futures contract on that index as a hedge against an increase in prices of particular equity securities it wants ultimately to buy. If in fact the stock index does rise, the price of the particular equity securities intended to be purchased may also increase, but that increase would be offset in part by the increase in the value of a Fund's index option or futures contract resulting from the increase in the index. If, on the other hand, the Adviser expects general stock market prices to decline, a Fund might purchase a put option or sell a futures contract on the index. If that index does in fact decline, the value of some or all of the equity securities in a Fund may also be expected to decline, but that decrease would be offset in part by the increase in the value of the Fund's position in such put option or futures contract.

         PURCHASE AND SALE OF INTEREST RATE FUTURES. A Fund may purchase and sell interest rate futures contracts on foreign government securities including, but not limited to, debt securities of the governments and central banks of France, Germany, Denmark and Japan for the purpose of hedging fixed income and interest sensitive securities against the adverse effects of anticipated movements in interest rates.

         A Fund may sell interest rate futures contracts in anticipation of an increase in the general level of interest rates. Generally, as interest rates rise, the market value of the fixed income securities held by a Fund will fall, thus reducing the net asset value of the Fund. This interest rate risk can be reduced without employing futures as a hedge by selling long-term fixed income securities and either reinvesting the proceeds in securities with shorter maturities or by holding assets in cash. This strategy, however, entails increased transaction costs to a Fund in the form of dealer spreads and brokerage commissions.

         The sale of interest rate futures contracts provides an alternative means of hedging against rising interest rates. As rates increase, the value of a Fund's short position in the futures contracts will also tend to increase, thus offsetting all or a portion of the depreciation in the market value of a Fund's investments that are being hedged. While a Fund will incur commission expenses in selling and closing out futures positions (which is done by taking an opposite position which operates to terminate the position in the futures contract), commissions on futures transactions are lower than transaction costs incurred in the purchase and sale of portfolio securities.

         OPTIONS ON STOCK INDEX FUTURES CONTRACTS AND INTEREST RATE FUTURES CONTRACTS. A Fund may purchase and write call and put options on non-U.S. stock index and interest rate futures contracts. A Fund may use such options on futures contracts in connection with its hedging strategies in lieu of purchasing and writing options directly on the underlying securities or stock indices or purchasing and selling the underlying futures. For example, a Fund may purchase put options or write call options on stock index futures, or interest rate futures, rather than selling futures contracts, in anticipation of a decline in general stock market prices or rise in interest rates, respectively, or purchase call options or write put options on stock index or interest rate futures, rather than purchasing such futures, to hedge against possible increases in the price of equity securities or debt securities, respectively, which the Fund intends to purchase.

         PURCHASE AND SALE OF CURRENCY FUTURES CONTRACTS AND RELATED OPTIONS. In order to hedge its portfolio and to protect it against possible variations in foreign exchange rates pending the settlement of securities transactions, a Fund may buy or sell currency futures contracts and related options. If a fall in exchange rates for a particular currency is anticipated, a Fund may sell a currency futures contract or a call option thereon or purchase a put option on such futures contract as a hedge. If it is anticipated that exchange rates will rise, a Fund may purchase a currency futures contract or a call option thereon or sell (write) a put option to protect against an increase in the price of securities denominated in a particular currency a Fund intends to purchase. These futures contracts and related options thereon will be used only as a hedge against anticipated currency rate changes, and all options on currency futures written by a Fund will be covered.

         A currency futures contract sale creates an obligation by a Fund, as seller, to deliver the amount of currency called for in the contract at a specified future time for a special price. A currency futures contract purchase creates an obligation by a Fund, as purchaser, to take delivery of an amount of currency at a specified future time at a specified price. Although the terms of currency futures contracts specify actual delivery or receipt, in most instances the contracts are closed out before the settlement date without the making or taking of delivery of the currency. Closing out of a currency futures contract is effected by entering into an offsetting purchase or sale transaction. Unlike a currency futures contract, which requires the parties to buy and sell currency on a set date, an option on a currency futures contract entitles its holder to decide on or before a future date whether to enter into such a contract. If the holder decides not to enter into the contract, the premium paid for the option is fixed at the point of sale.

         The Fund will write (sell) only covered put and call options on currency futures. This means that a Fund will provide for its obligations upon exercise of the option by segregating sufficient cash or short-term obligations or by holding an offsetting position in the option or underlying currency future, or a combination of the foregoing. A Fund will, so long as it is obligated as the writer of a call option on currency futures, own on a contract-for-contract basis an equal long position in currency futures with the same delivery date or a call option on stock index futures with the difference, if any, between the market value of the call written and the market value of the call or long currency futures purchased maintained by a Fund in cash, Treasury bills, or other high grade short-term obligations in a segregated account with its custodian. If at the close of business on any day the market value of the call purchased by a Fund falls below 100% of the market value of the call written by the Fund, a Fund will so segregate an amount of cash, Treasury bills or other high grade short-term obligations equal in value to the difference. Alternatively, a Fund may cover the call option through segregating with the custodian an amount of the particular foreign currency equal to the amount of foreign currency per futures contract option times the number of options written by a Fund. In the case of put options on currency futures written by the Fund, the Fund will hold the aggregate exercise price in cash, Treasury bills, or other high grade short-term obligations in a segregated account with its custodian, or own put options on currency futures or short currency futures, with the difference, if any, between the market value of the put written and the market value of the puts purchased or the currency futures sold maintained by a Fund in cash, Treasury bills or other high grade short-term obligations in a segregated account with its custodian. If at the close of business on any day the market value of the put options purchased or the currency futures by a Fund falls below 100% of the market value of the put options written by the Fund, a Fund will so segregate an amount of cash, Treasury bills or other high grade short-term obligations equal in value to the difference.

         If other methods of providing appropriate cover are developed, a Fund reserves the right to employ them to the extent consistent with applicable regulatory and exchange requirements. In connection with transactions in stock index options, stock index futures, interest rate futures, foreign currency futures and related options on such futures, a Fund will be required to deposit as "initial margin" an amount of cash or short-term government securities equal to from 5% to 8% of the contract amount. Thereafter, subsequent payments (referred to as "variation margin") are made to and from the broker to reflect changes in the value of the futures contract.

         LIMITATIONS ON PURCHASE OF OPTIONS. The staff of the SEC has taken the position that purchased over-the-counter options and assets used to cover written over-the-counter options are illiquid and, therefore, together with other illiquid securities, cannot exceed 15% of a Fund's assets. The Adviser intends to limit a Fund's writing of over-the-counter options in accordance with the following procedure. Each Fund intends to write over-the-counter options only with primary U.S. Government securities dealers recognized by the Federal Reserve Bank of New York. Also, the contracts which a Fund has in place with such primary dealers will provide that the Fund has the absolute right to repurchase an option it writes at any time at a price which represents the fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula in the contract. Although the specific formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by a Fund for writing the option, plus the amount, if any, of the option's intrinsic value (I.E., the amount that the option is in-the-money). The formula also may include a factor to account for the difference between the price of the security and the strike price of the option if the option is written out-of-the-money. A Fund will treat all or a part of the formula price as illiquid for purposes of any limitation on illiquid securities imposed by the SEC staff.

RISK FACTORS ASSOCIATED WITH FUTURES AND OPTIONS TRANSACTIONS

         The effective use of options and futures strategies depends on, among other things, a Fund's ability to terminate options and futures positions at times when its the Adviser deems it desirable to do so. Although a Fund will not enter into an option or futures position unless the Adviser believes that a liquid secondary market exists for such option or future, there is no assurance that a Fund will be able to effect closing transactions at any particular time or at an acceptable price. A Fund generally expects that its options and futures transactions will be conducted on recognized U.S. and foreign securities and commodity exchanges. In certain instances, however, a Fund may purchase and sell options in the over-the-counter market. A Fund's ability to terminate option positions established in the over-the-counter market may be more limited than in the case of exchange-traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Fund.

         Options and futures markets can be highly volatile and transactions of this type carry a high risk of loss. Moreover, a relatively small adverse market movement with respect to these types of transactions may result not only in loss of the original investment but also in unquantifiable further loss exceeding any margin deposited.

         The use of options and futures involves the risk of imperfect correlation between movements in options and futures prices and movements in the price of securities which are the subject of the hedge. Such correlation, particularly with respect to options on stock indices and stock index futures, is imperfect, and such risk increases as the composition of a Fund diverges from the composition of the relevant index. The successful use of these strategies also depends on the ability of the Adviser to correctly forecast interest rate movements, currency rate movements and general stock market price movements.

         In addition to certain risk factors described above, the following sets forth certain information regarding the potential risks associated with the Funds' futures and options transactions.

         RISK OF IMPERFECT CORRELATION. A Fund's ability effectively to hedge all or a portion of its portfolio through transactions in futures, options on futures or options on stock indices depends on the degree to which movements in the value of the securities or index underlying such hedging instrument correlate with movements in the value of the relevant portion of the Fund's securities. If the values of the securities being hedged do not move in the same amount or direction as the underlying security or index, the hedging strategy for a Fund might not be successful and the Fund could sustain losses on its hedging transactions which would not be offset by gains on its portfolio. It is also possible that there may be a negative correlation between the security or index underlying a futures or option contract and the portfolio securities being hedged, which could result in losses both on the hedging transaction and the fund securities. In such instances, a Fund's overall return could be less than if the hedging transactions had not been undertaken. Stock index futures or options based on a narrower index of securities may present greater risk than options or futures based on a broad market index, as a narrower index is more susceptible to rapid and extreme fluctuations resulting from changes in the value of a small number of securities. A Fund would, however, effect transactions in such futures or options only for hedging purposes.

         The trading of futures and options on indices involves the additional risk of imperfect correlation between movements in the futures or option price and the value of the underlying index. The anticipated spread between the prices may be distorted due to differences in the nature of the markets, such as differences in margin requirements, the liquidity of such markets and the participation of speculators in the futures and options market. The purchase of an option on a futures contract also involves the risk that changes in the value of underlying futures contract will not be fully reflected in the value of the option purchased. The risk of imperfect correlation, however, generally tends to diminish as the maturity date of the futures contract or termination date of the option approaches. The risk incurred in purchasing an option on a futures contract is limited to the amount of the premium plus related transaction costs, although it may be necessary under certain circumstances to exercise the option and enter into the underlying futures contract in order to realize a profit. Under certain extreme market conditions, it is possible that a Fund will not be able to establish hedging positions, or that any hedging strategy adopted will be insufficient to completely protect the Fund.

         A Fund will purchase or sell futures contracts or options only if, in the Adviser's judgment, there is expected to be a sufficient degree of correlation between movements in the value of such instruments and changes in the value of the relevant portion of the Fund's portfolio for the hedge to be effective. There can be no assurance that the Adviser's judgment will be accurate.

         POTENTIAL LACK OF A LIQUID SECONDARY MARKET. The ordinary spreads between prices in the cash and futures markets, due to differences in the natures of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. This could require a Fund to post additional cash or cash equivalents as the value of the position fluctuates. Further, rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures or options market may be lacking. Prior to exercise or expiration, a futures or option position may be terminated only by entering into a closing purchase or sale transaction, which requires a secondary market on the exchange on which the position was originally established. While a Fund will establish a futures or option position only if there appears to be a liquid secondary market therefor, there can be no assurance that such a market will exist for any particular futures or option contract at any specific time. In such event, it may not be possible to close out a position held by a Fund, which could require the Fund to purchase or sell the instrument underlying the position, make or receive a cash settlement, or meet ongoing variation margin requirements. The inability to close out futures or option positions also could have an adverse impact on a Fund's ability effectively to hedge its securities, or the relevant portion thereof.

         The liquidity of a secondary market in a futures contract or an option on a futures contract may be adversely affected by "daily price fluctuation limits" established by the exchanges, which limit the amount of fluctuation in the price of a contract during a single trading day and prohibit trading beyond such limits once they have been reached. The trading of futures and options contracts also is subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of the brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

         RISK OF PREDICTING INTEREST RATE MOVEMENTS. Investments in futures contracts on fixed income securities and related indices involve the risk that if the Adviser's investment judgment concerning the general direction of interest rates is incorrect, a Fund's overall performance may be poorer than if it had not entered into any such contract. For example, if a Fund has been hedged against the possibility of an increase in interest rates which would adversely affect the price of bonds held in its portfolio and interest rates decrease instead, the Fund will lose part or all of the benefit of the increased value of its bonds which have been hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell bonds from its portfolio to meet daily variation margin requirements, possibly at a time when it may be disadvantageous to do so. Such sale of bonds may be, but will not necessarily be, at increased prices which reflect the rising market.

         TRADING AND POSITION LIMITS. Each contract market on which futures and option contracts are traded has established a number of limitations governing the maximum number of positions which may be held by a trader, whether acting alone or in concert with others. The Adviser does not believe that these trading and position limits will have an adverse impact on the hedging strategies regarding the Funds' investments.

         REGULATIONS ON THE USE OF FUTURES AND OPTIONS CONTRACTS. Regulations of the CFTC require that the Funds enter into transactions in futures contracts and options thereon for hedging purposes only, in order to assure that they are not deemed to be a "commodity pool" under such regulations. In particular, CFTC regulations require that all short futures positions be entered into for the purpose of hedging the value of investment securities held by a Fund, and that all long futures positions either constitute bona fide hedging transactions, as defined in such regulations, or have a total value not in excess of an amount determined by reference to certain cash and securities positions maintained for the Fund, and accrued profits on such positions. In addition, a Fund may not purchase or sell such instruments if, immediately thereafter, the sum of the amount of initial margin deposits on its existing futures positions and premiums paid for options on futures contracts would exceed 5% of the market value of the Fund's total assets.

         When a Fund purchases a futures contract, an amount of cash or cash equivalents or high quality debt securities will be segregated with the Fund's custodian so that the amount so segregated, plus the initial deposit and variation margin held in the account of its broker, will at all times equal the value of the futures contract, thereby insuring that the use of such futures is unleveraged.

         The Funds' ability to engage in the hedging transactions described herein may be limited by the current federal income tax requirement that a Fund derive less than 30% of its gross income from the sale or other disposition of stock or securities held for less than three months. The Funds may also further limit their ability to engage in such transactions in response to the policies and concerns of various Federal and state regulatory agencies. Such policies may be changed by vote of the Board of Trustees.

         ADDITIONAL INFORMATION ON FUTURES AND OPTIONS

         As stated in the Prospectus, each Non-Money Market Fund, may enter into futures contracts and options for hedging purposes. Such transactions are described in this Schedule. During the current fiscal year, each of these Funds intends to limit its transactions in futures contracts and options so that not more than 5% of the Fund's net assets are at risk. Furthermore, in no event would any Fund purchase or sell futures contracts, or related options thereon, for hedging purposes if, immediately thereafter, the aggregate initial margin that is required to be posted by the Fund under the rules of the exchange on which the futures contract (or futures option) is traded, plus any premiums paid by the Fund on its open futures options positions, exceeds 5% of the Fund's total assets, after taking into account any unrealized profits and unrealized losses on the Fund's open contracts and excluding the amount that a futures option is "in-the-money" at the time of purchase. (An option to buy a futures contract is "in-the-money" if the value of the contract that is subject to the option exceeds the exercise price; an option to sell a futures contract is "in-the-money" if the exercise Price exceeds the value of the contract that is subject of the option.)

1.       INTEREST RATE FUTURES CONTRACTS

         USE OF INTEREST RATE FUTURES CONTRACTS. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures market have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, a Fund may use interest rate futures as a defense, or hedge, against anticipated interest rate changes and not for speculation. As described below, this would include the use of futures contract sales to protect against expected increases in interest rates and futures contract purchases to offset the impact of interest rate declines.

         A Fund presently could accomplish a similar result to that which it hopes to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Fund, through using futures contracts.

         DESCRIPTION OF INTEREST RATES FUTURES CONTRACTS. An interest rate futures contract sale would create an obligation by a Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchase would create an obligation by the Fund, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until at or near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

         Although interest rate futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Closing out a futures contract sale is effected by the Fund's entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Fund is paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Fund's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss.

         Interest rate futures contracts are traded in an auction environment on the floors of several exchanges - principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. A Fund would deal only in standardized contracts on recognized changes. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

         A public market now exists in futures contracts covering various financial instruments including long-term United States Treasury Bonds and Notes; GNMA modified pass-through mortgage-backed securities; three-month United States Treasury Bills; and ninety-day commercial paper. The Funds may trade in any futures contract for which there exists a public market, including, without limitation, the foregoing instruments.

         EXAMPLES OF FUTURES CONTRACT SALE. A Fund would engage in an interest rate futures contract sale to maintain the income advantage from continued holding of a long-term bond while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in long-term securities prices. Assume that the market value of a certain security in a Fund tends to move in concert with the futures market prices of long-term United States Treasury bonds ("Treasury Bonds"). The Adviser wishes to fix the current market value of this portfolio security until some point in the future. Assume the portfolio security has a market value of 100, and the Adviser believes that, because of an anticipated rise in interest rates, the value will decline to 95. The Fund might enter into futures contract sales of Treasury bonds for an equivalent of 98. If the market value of the portfolio securities does indeed decline from 100 to 95, the equivalent futures market price for the Treasury bonds might also decline from 98 to 93.

         In that case, the five-point loss in the market value of the portfolio security would be offset by the five-point gain realized by closing out the futures contract sale. Of course, the futures market price of Treasury bonds might well decline to more than 93 or to less than 93 because of the imperfect correlation between cash and futures prices mentioned below.

         The Adviser could be wrong in its forecast of interest rates and the equivalent futures market price could rise above 98. In this case, the market value of the portfolio securities, including the portfolio security being protected, would increase. The benefit of this increase would be reduced by the loss realized on closing out the futures contract sale.

         If interest rate levels did not change, the Fund in the above example might incur a loss of 2 points (which might be reduced by an offsetting transaction prior to the settlement date). In each transaction, transaction expenses would also be incurred.

         EXAMPLES OF FUTURE CONTRACT PURCHASE. A Fund would engage in an interest rate futures contract purchase when it is not fully invested in long-term bonds but wishes to defer for a time the purchase of long-term bonds in light of the availability of advantageous interim investments, E.G., shorter-term securities whose yields are greater than those available on long-term bonds. The Fund's basic motivation would be to maintain for a time the income advantage from investing in the short-term securities; the Fund would be endeavoring at the same time to eliminate the effect of all or part of an expected increase in market price of the long-term bonds that the Fund may purchase.

         For example, assume that the market price of a long-term bond that the Fund may purchase, currently yielding 10%, tends to move in concert with futures market prices of Treasury bonds. The Adviser wishes to fix the current market price (and thus 10% yield) of the long-term bond until the time (four months away in this example) when it may purchase the bond. Assume the long-term bond has a market price of 100, and the Adviser believes that, because of an anticipated fall in interest rates, the price will have risen to 105 (and the yield will have dropped to about 9-1/2%) in four months. The Fund might enter into futures contracts purchases of Treasury bonds for an equivalent price of
98. At the same time, the Fund would assign a pool of investments in short-term securities that are either maturing in four months or earmarked for sale in four months, for purchase of the long-term bond at an assumed market price of 100. Assume these short-term securities are yielding 15%. If the market price of the long-term bond does indeed rise from 100 to 105, the equivalent futures market price for Treasury bonds might also rise from 98 to 103. In that case, the 5-point increase in the price that the Fund pays for the long-term bond would be offset by the 5-point gain realized by closing out the futures contract Purchase.

         The Adviser could be wrong in its forecast of interest rates; long-term interest rates might rise to above 10%; and the equivalent futures market price could fall below 98. If short-term rates at the same time fall to 10% or below, it is possible that the Fund would continue with its purchase program for long-term bonds. The market price of available long-term bonds would have decreased. The benefit of this price decrease, and thus yield increase, will be reduced by the loss realized on closing out the futures contract purchase.

         If, however, short-term rates remained above available long-term rates, it is possible that the Fund would discontinue its purchase program for long-term bonds. The yield on short-term securities in the portfolio, including those originally in the pool assigned to the particular long-term bond, would remain higher than yields on long-term bonds. The benefit of this continued incremental income will be reduced by the loss realized on closing out the futures contract purchase.

         In each transaction, expenses also would be incurred.

II.      INDEX FUTURES CONTRACTS

         A stock or bond index assigns relative values to the stocks or bonds included in the index, and the index fluctuates with changes in the market values of the stocks or bonds included. Some stock index futures contracts are based on broad market indices, such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index. In contract, certain exchanges offer futures contracts on narrower market indices, such as the Standard & Poor's 100, the Bond Buyer Municipal Bond Index, an index composed of 40 term revenue and general obligation bonds, or indices based on an industry or market segment, such as oil and gas stocks. Futures contracts are traded on organized exchanges regulated by the Commodity Futures Trading Commission. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

         A Fund will sell index futures contracts in order to offset a decrease in market value of its portfolio securities that might otherwise result from a market decline. The Fund may do so either to hedge the value of its portfolio as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, a Fund will purchase index futures contracts in anticipation of purchases of securities. In a substantial majority of these transactions, the Fund will purchase such securities upon termination of the long futures position, but a long futures position may be terminated without a corresponding purchase of securities.

         In addition, a Fund may utilize index futures contracts in anticipation of changes in the composition of its portfolio holdings. For example, in the event that a Fund expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. A Fund also may sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of the portfolio will decline prior to the time of sale.

         The following are examples of transactions in stock index futures (net of commissions and premiums, if any).

                   ANTICIPATORY PURCHASE HEDGE: Buy the Future

                Hedge Objective: Protect Against Increasing Price

              Portfolio                                                Futures

                                                              -Day Hedge is Placed

Anticipate Buying $62,500                                              Buying 1 Index Futures at 125
     Equity Portfolio                                                  Value of Futures = $62,500/Contract

                                                              -Day Hedge is Lifted-
                                       24

Buy Equity Portfolio with                                              Sell 1 Index Futures at 130
     Actual Cost = $65,000                                             Value of Futures = $65,000/Contract
     Increase in Purchase                                              Gain on Futures = $2,500
Price = $2,500
                HEDGING A STOCK PORTFOLIO: Sell the Future Hedge

          Objective: Protect Against Declining (Value of the Portfolio)

Factors

Value of Stock Portfolio = $1,000,000
Value of Futures Contract = 125 x $500 = $62,500
Portfolio Beta Relative to the Index - 1.0

              Portfolio                                                Futures

                                                              -Day Hedge is Placed

Anticipate Selling $1,000,000                                          Sell 16 Index Futures at 125
     Equity Portfolio                                                  Value of Futures = $1,000,000

                                                              -Day Hedge is Lifted-

Equity Portfolio-Own                                                   Buy 16 Index Futures at 120
     Stock with Value = $960,000                                       Value of Futures = $960,000
     Loss in Portfolio                                                 Gain on Futures = $40,000
       Value = $40 000

      IF, HOWEVER, THE MARKET MOVED IN THE OPPOSITE DIRECTION, THAT IS, MARKET
VALUE DECREASED AND THE FUND HAD ENTERED INTO AN ANTICIPATORY PURCHASE HEDGE, OR
MARKET VALUE INCREASED AND THE FUND HAD HEDGED ITS STOCK PORTFOLIO, THE RESULTS
OF THE FUND'S TRANSACTIONS IN STOCK INDEX FUTURES WOULD BE AS SET FORTH BELOW.

                   ANTICIPATORY PURCHASE HEDGE: Buy the Future

                Hedge Objective: Protect Against Increasing Price

              Portfolio                                                Futures

                                                              -Day Hedge is Placed

Anticipate Buying $62,500                                              Buying 1 Index Futures at 125
     Equity Portfolio                                                  Value of Futures = $62,500/Contract

                                                              -Day Hedge is Lifted-

Buy Equity Portfolio with                                              Sell 1 Index Futures at 120
     Actual Cost = $60,000                                             Value of Futures = $60,000/Contract
     Decrease in Purchase                                              Loss on Futures = $2,500/Contract
     Price = $2,500

                   HEDGING A STOCK PORTFOLIO: Sell the Future

                   Hedge Objective: Protect Against Declining
                             Value of the Portfolio

Factors

Value of Stock Portfolio = $1,000,000
Value of Futures Contract = 125 x $500 = $62,500
Portfolio Beta Relative to the Index - 1.0
              Portfolio                                                Futures
                                                              -Day Hedge is Placed

Anticipate Selling $1,000,000                                          Sell 16 Index Futures at 125
     Equity Portfolio                                                  Value of Futures = $1,000,000
                                                              -Day Hedge is Lifted-

                                       25

Equity Portfolio-Own                  Buy 16 Index Futures at 130
   Stock with Value = $1,040,000      Value of Futures = $1,040,000
   Gain in Portfolio = $40,000        Loss of Futures = $40,000
       Value = $40 000

III.     MARGIN PAYMENTS

         Unlike when a Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker or in a segregated account with the Fund's Custodian an amount of cash or cash equivalents, the value, of which may vary but is generally equal to 10% or less of the value of the contract. This amount is known as initial margin. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying security or index fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking to the market. For example, when a Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where a Fund has purchased a futures contract and the price of the futures contract has declined in response to a decrease in the underlying instruments, the position would be less valuable, the Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the Adviser may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

IV.      RISKS OF TRANSACTIONS IN FUTURES CONTRACTS

         There are several risks in connection with the use of futures by a Fund as a hedging device. One risk arises because of the imperfect correlation between movements in the price of the future and movements in the price of the securities which are the subject of the hedge. The price of the future may move more than or less than the price of the securities being hedged. If the price of the future moves less than the price of the securities which are the subject of the hedge, the hedge will not be fully effective but, if the price of securities being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at Al. If the price of the securities being hedged has moved in a favorable direction, this advance will be partially offset by the loss on the future. If the price of the future moves more than the price of the hedged securities, the Fund involved will experience either a loss or gain on the future which will not be completely offset by movements in the price of the securities which are the subject of the hedge.

         To compensate for the imperfect correlation of movements in the price of securities being hedged and movements in the price of futures contracts, a Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of securities being hedged if the volatility over a particular time period of the prices of such securities has been greater than the volatility over such time period of the future, or if otherwise deemed to be appropriate by the Adviser. Conversely, a Fund may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the securities being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the Adviser. It also is possible that, where a Fund has sold futures to hedge its portfolio against a decline in the market, the market may advance, and the value of securities held by the Fund may decline. If this occurred, the Fund would lose money on the future and also experience a decline in value in its portfolio securities.

         Where futures are purchased to hedge against a possible increase in the price of securities before a Fund is able to invest its cash (or cash equivalents) in securities (or options) in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest in securities or options at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.

         In instances involving the purchase of futures contracts by a Fund, an amount of cash and cash equivalents, equal to the market value of the futures contracts, will be deposited in a segregated account with the Fund's Custodian and/or in a margin account with a broker to collateralize the position and thereby insure that the use of such futures is unleveraged.

         In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the securities being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of Price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Adviser still may not result in a successful hedging transaction over a short time frame.

         Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Funds intend to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures investment position, and in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

         Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions.

         Successful use of futures by a Fund also is subject to the Adviser's ability to predict correctly movements in the direction of the market. For example, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

V.       OPTIONS ON FUTURES CONTRACTS

         The Funds may purchase options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing, an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss.

         Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). Although permitted by their fundamental investment policies, the Funds do not currently intend to write future options, and will not do so in the future absent any necessary regulatory approvals.

         ACCOUNTING TREATMENT. Accounting for futures contracts and options will be in accordance with generally accepted accounting principles.

GUARANTEED INVESTMENT CONTRACTS

         Guaranteed investment contracts, investment contracts or funding agreements (each referred to as a "GIC") are investment instruments issued by highly rated insurance companies. Pursuant to such contracts, a Fund may make cash contributions to a deposit fund of the insurance company's general or separate accounts. The insurance company then credits to a Fund guaranteed interest. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. The purchase price paid for a GIC generally becomes part of the general assets of the issuer, and the contract is paid from the general assets of the issuer.

         A Fund will only purchase GICs from issuers which, at the time of purchase, meet quality and credit standards established by the Adviser. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist. Also, a Fund may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, at which point the GIC may be considered to be an illiquid investment.

INSURED MUNICIPAL SECURITIES

         Certain of the Municipal Securities held by the Funds may be insured at the time of issuance as to the timely payment of principal and interest. The insurance policies will usually be obtained by the issuer of the Municipal Securities at the time of its original issuance. In the event that the issuer defaults with respect to interest or principal payments, the insurer will be notified and will be required to make payment to the bondholders. There is, however, no guarantee that the insurer will meet its obligations. In addition, such insurance will not protect against market fluctuations caused by changes in interest rates and other factors.

INTEREST RATE TRANSACTIONS

         Among the strategic transactions into which certain Funds may enter are interest rate swaps and the purchase or sale of related caps and floors. The Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. A Fund intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, E.G. an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount.

         A Fund will usually enter into swaps on a net basis, I.E., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. In as much as these swaps, caps and floors are entered into for good faith hedging purposes, the Adviser and the Fund believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. A Fund will not enter into any swap, cap and floor transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least "A" by Standard & Poor's Corporation or Moody's Investors Service, Inc. or has an equivalent rating from an NRSRO or is determined to be of equivalent credit quality by the Adviser. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

         With respect to swaps, a Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid high grade securities having a value equal to the accrued excess. Caps and floors require segregation of assets with a value equal to the Fund's net obligation, if any.

LOWER RATED (OR HIGH YIELD) DEBT SECURITIES

         The yields on lower rated debt and comparable unrated fixed-income securities generally are higher than the yields available on higher-rated securities. However, investments in lower rated debt and comparable unrated securities generally involve greater volatility of price and risk of loss of income and principal, including the probability of default by or bankruptcy of the issuers of such securities. Lower rated debt and comparable unrated securities (a) will likely have some quality and protective characteristics that, in the judgment of the rating organization, are outweighed by large uncertainties or major risk exposures to adverse conditions and (b) are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. Accordingly, it is possible that these types of factors could, in certain instances, reduce the value of securities held in a Fund's portfolio, with a commensurate effect on the value of the Fund's shares. Therefore, an investment in the Fund should not be considered as a complete investment program and may not be appropriate for all investors.

         The market prices of lower rated securities may fluctuate more than higher rated securities and may decline significantly in periods of general economic difficulty which may follow periods of rising interest rates. During an economic downturn or a prolonged period of rising interest rates, the ability of issuers of lower quality debt to service their payment obligations, meet projected goals, or obtain additional financing may be impaired.

         Since the risk of default is higher for lower rated securities, the Adviser will try to minimize the risks inherent in investing in lower rated debt securities by engaging in credit analysis, diversification, and attention to current developments and trends affecting interest rates and economic conditions. The Adviser will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, have improved, or are expected to improve in the future.

         Unrated securities are not necessarily of lower quality than rated securities, but they may not be attractive to as many buyers. Each Fund's policies regarding lower rated debt securities are not fundamental and may be changed at any time without shareholder approval.

         While the market values of lower rated debt and comparable unrated securities tend to react less to fluctuations in interest rate levels than the market values of higher-rated securities, the market values of certain lower rated debt and comparable unrated securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, lower rated debt securities and comparable unrated securities generally present a higher degree of credit risk. Issuers of lower rated debt and comparable unrated securities often are highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater because lower rated debt and comparable unrated securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. A Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. The existence of limited markets for lower rated debt and comparable unrated securities may diminish a Fund's ability to (a) obtain accurate market quotations for purposes of valuing such securities and calculating its net asset value and (b) sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in financial markets.

         Fixed-income securities, including lower rated debt securities and comparable unrated securities, frequently have call or buy-back features that permit their issuers to call or repurchase the securities from their holders, such as a Fund. If an issuer exercises these rights during periods of declining interest rates, a Fund may have to replace the security with a lower yielding security, thus resulting in a decreased return to a Fund.

         The market for certain lower rated debt and comparable unrated securities is relatively new and has not weathered a major economic recession. The effect that such a recession might have on such securities is not known. Any such recession, however, could disrupt severely the market for such securities and adversely affect the value of such securities. Any such economic downturn also could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon.

MUNICIPAL SECURITIES

         GENERALLY. The two principal classifications of municipal securities are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Private activity bonds held by a Fund are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

         Municipal securities may include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

         Municipal securities may include variable- or floating-rate instruments issued by industrial development authorities and other governmental entities. While there may not be an active secondary market with respect to a particular instrument purchased by a Fund, a Fund may demand payment of the principal and accrued interest on the instrument or may resell it to a third party as specified in the instruments. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of the instrument if the issuer defaulted on its payment obligation or during periods the Fund is not entitled to exercise its demand rights, and the Fund could, for these or other reasons, suffer a loss.

         Some of these instruments may be unrated, but unrated instruments purchased by a Fund will be determined by the Adviser to be of comparable quality at the time of purchase to instruments rated "high quality" by any major rating service. Where necessary to ensure that an instrument is of comparable "high quality," a Fund will require that an issuer's obligation to pay the principal of the note may be backed by an unconditional bank letter or line of credit, guarantee, or commitment to lend.

         Municipal securities may include participations in privately arranged loans to municipal borrowers, some of which may be referred to as "municipal leases." Generally such loans are unrated, in which case they will be determined by the Adviser to be of comparable quality at the time of purchase to rated instruments that may be acquired by a Fund. Frequently, privately arranged loans have variable interest rates and may be backed by a bank letter of credit. In other cases, they may be unsecured or may be secured by assets not easily liquidated. Moreover, such loans in most cases are not backed by the taxing authority of the issuers and may have limited marketability or may be marketable only by virtue of a provision requiring repayment following demand by the lender. Such loans made by a Fund may have a demand provision permitting the Fund to require payment within seven days. Participations in such loans, however, may not have such a demand provision and may not be otherwise marketable.

         Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate, and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In addition to the "non-appropriation" risk, these securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional bonds. In the case of a "non-appropriation" lease, the Funds' ability to recover under the lease in the event of non-appropriation or default will be limited solely to the repossession of the leased property in the event foreclosure might prove difficult.

         The Funds will not invest more than 5% of their total investment assets in lease obligations that contain "non-appropriation" clauses where (1) the nature of the leased equipment or property is such that its ownership or use is essential to a governmental function of the municipality, (2) the lease payments will commence amortization of principal at an early date resulting in an average life of seven years or less for the lease obligation, (3) appropriate covenants will be obtained from the municipal obligor prohibiting the substitution or purchase of similar equipment if lease payments are not appropriated, (4) the lease obligor has maintained good market acceptability in the past, (5) the investment is of a size that will be attractive to institutional investors, and
(6) the underlying leased equipment has elements of probability and/or use that enhance its marketability in the event foreclosure on the underlying equipment were ever required. The Funds have not imposed any percentage limitations with respect to their investment in lease obligations not subject to the "non-appropriation" risk. To the extent municipal leases are illiquid, they will be subject to each Fund's limitation on investments in illiquid securities. Recovery of an investment in any such loan that is illiquid and payable on demand may depend on the ability of the municipal borrower to meet an obligation for full repayment of principal and payment of accrued interest within the demand period, normally seven days or less (unless a Fund determines that a particular loan issue, unlike most such loans, has a readily available market). As it deems appropriate, the Adviser will establish procedures to monitor the credit standing of each such municipal borrower, including its ability to meet contractual payment obligations.

         In evaluating the credit quality of a municipal lease obligation and determining whether such lease obligation will be considered "liquid," the Adviser for each Fund will consider: (1) whether the lease can be canceled; (2) what assurance there is that the assets represented by the lease can be sold;
(3) the strength of the lessee's general credit (E.G., its debt, administrative, economic, and financial characteristics); (4) the likelihood that the municipality will discontinue appropriating funding for the leased property because the property is no longer deemed essential to the operations of the municipality (E.G., the potential for an "event of non-appropriation"); and (5) the legal recourse in the event of failure to appropriate.

         Municipal securities may include units of participation in trusts holding pools of tax-exempt leases. Municipal participation interests may be purchased from financial institutions, and give the purchaser an undivided interest in one or more underlying municipal security. To the extent that municipal participation interests are considered to be "illiquid securities," such instruments are subject to each Fund's limitation on the purchase of illiquid securities. Municipal leases and participating interests therein, which may take the form of a lease or an installment sales contract, are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities. Interest payments on qualifying leases are exempt from Federal income taxes.

         In addition, certain of the Funds may acquire "stand-by commitments" from banks or broker/dealers with respect to municipal securities held in their portfolios. Under a stand-by commitment, a dealer would agree to purchase at a Fund's option specified Municipal Securities at a specified price. The Funds will acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes.

         Although the Funds do not presently intend to do so on a regular basis, each may invest more than 25% of its total assets in municipal securities the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Adviser. To the extent that more than 25% of a Fund's total assets are invested in Municipal Securities that are payable from the revenues of similar projects, a Fund will be subject to the peculiar risks presented by such projects to a greater extent than it would be if its assets were not so concentrated.

         There are, of course, variations in the quality of Municipal Securities, both within a particular classification and between classifications, and the yields on Municipal Securities depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of NRSROs represent their opinions as to the quality of Municipal Securities. It should be emphasized, however, that these ratings are general and are not absolute standards of quality, and Municipal Securities with the same maturity, interest rate, and rating may have different yields while Municipal Securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by a Fund, an issue of Municipal Securities may cease to be rated, or its rating may be reduced below the minimum rating required for purchase by that Fund. The Adviser will consider such an event in determining whether a Fund should continue to hold the obligation.

         Opinions relating to the validity of Municipal Securities and to the exemption of interest thereon from regular Federal income tax or state income tax are rendered by counsel to the issuer or bond counsel at the time of issuance. Neither the Funds nor the Adviser will review the proceedings relating to the issuance of Municipal Securities or the bases for opinions relating to the validity of such issuance.

         The payment of principal and interest on most securities purchased by a Fund will depend upon the ability of the issuers to meet their obligations. Each state, each of their political subdivisions, municipalities, and public authorities, as well as the District of Columbia, Puerto Rico, Guam, and the Virgin Islands are a separate "issuer" as that term is used in the Prospectuses and this SAI. The non-governmental user of facilities financed by private activity bonds is also considered to be an "issuer." An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

         Certain types of Municipal Securities (private activity bonds) have been or are issued to obtain funds to provide, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities, and certain local facilities for water supply, gas, electricity, or sewage or solid waste disposal. Private activity bonds are also issued for privately held or publicly owned corporations in the financing of commercial or industrial facilities. Most governments are authorized to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.

         From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the Federal income tax exemption for interest on Municipal Securities. Moreover, with respect to Municipal Securities issued by Kansas, the Trust cannot predict which legislation, if any, may be proposed in the state legislature or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially and adversely affect the availability of Municipal Securities generally, or Kansas Municipal Securities specifically, for investment by the Fund and the liquidity and value of such portfolios. In such an event, a Fund impacted would re-evaluate its investment objective and policies and consider possible changes in its structure or possible dissolution.

         Although the Kansas Fund invests primarily in Municipal Securities with intermediate and long-term maturities, it may also purchase short-term General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Tax-Exempt Commercial Paper, Construction Loan Notes, and other forms of short-term loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements, or other revenues. The Fund may also invest in long-term tax-exempt instruments.

         The following information as to certain Kansas State considerations is given to investors in view of the Kansas Fund's policy of concentrating its investments in Kansas issuers. Such information supplements the information in the Prospectuses. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of Kansas State issuers. Neither the Trust nor the Kansas Fund has independently verified this information.

         Kansas is a large but sparsely populated state in the central plains region of the United States. Kansas' approximately 2.6 million people are increasingly concentrated in several urban centers that are located in the northeast and south central regions of the state. Kansas' economy is primarily based on manufacturing, wholesale and retail trade, finance, construction and agriculture. Kansas is a major producer of livestock and grain. Stability in durable goods manufacturing, and in the service, construction and trade industries has sustained steady economic growth in Kansas for the past several years. Slower growth in jobs and personal income is forecast for Kansas through the year 2000.

         The University of Kansas Institute for Public Policy and Business Research summarized its forecast for the Kansas economy through the year 2000 in "The Outlook for Kansas and the Nation: 1999 Update and 2000 Forecast," KANSAS BUSINESS REVIEW, 23, No. 1, pages 26 and 27, as follows:

         A summary of the current forecast for Kansas is shown in the table below. A prominent characteristic of the forecast is that in most categories, and especially in job (non-farm wage and salary employment) and personal income growth, the rates of increase appear to be slowing significantly from the corresponding rates of increase in 1998. Jobs in Kansas are expected to grow 2.2 percent in 1999 and 2.0 percent in 2000, compared to 3.5 percent in 1998. Personal income is expected to grow 4.5 percent in 1999 and 4.3 percent in 2000, compared to 5.6 percent in 1998; real personal income (personal income corrected for inflation) is expected to increase 3.0 percent in 1999 and 2.3 percent in 2000, compared to 4.8 percent in 1998.

         While the comparisons of the forecast to 1998 are dramatic, it is probably important to have some other basis of comparison in order to bring the forecasted growth rates into sharper perspective. A useful basis of comparison for this purpose is to compare the forecasted growth rates to their averages during the 1990s, a period that has in general seen the Kansas economy perform quite well. For example, the average annual rate of job growth in Kansas during the 1990-1998 period was just under 2.4 percent. The predicted increases of 2.2 percent in 1999 and 2.0 percent in 2000 are right in line with this longer-run average.

         The average rate of personal income growth during the 1990-1998 period was just under 5.3 percent. Although the forecasted rates of personal income growth (4.5 percent in 1999 and 4.3 percent in 2000) are nearly a full percentage point less, this may be somewhat misleading given the current period is one of very low inflation. A more meaningful comparison will arise when we adjust for the changes in inflation rates by looking at real personal income. The average annual rate of growth of real personal income during the 1990-1998 period was just under 2.5 percent. Once again, we see that the predicted real personal income increases of 3.0 percent in 1999 and 2.3 percent in 2000 are in line with the average rate of increase from 1990 through 1998.

         Looking at the unemployment rate forecast in table below also helps to place the forecast in perspective. The unemployment rate in Kansas averaged 3.8 percent in 1998. Strong economic growth throughout the year brought the unemployment rate down as the year progressed, so that 1999 began with a lower unemployment rate than 1998 did. The predicted unemployment rates of 3.4 percent for all of 1999 and 3.5 percent for all of 2000 mean that the Kansas economy is expected to be strong enough during these two years to keep the unemployment rate at the low level at which it ended 1998.

                 THE KANSAS FORECAST - SUMMARY
                                                                          1998           1999          2000
                 Civilian Labor Force (thousands)                         1411           1451          1483
                 PERCENT CHANGE                                            3.2            2.9           2.2
                 Employment (thousands)                                   1357           1401          1431
                 PERCENT CHANGE                                            3.2            3.3           2.1
                 Unemployment Rate                                         3.8            3.4           3.5
                 Nonfarm Wages & Salary Emp. (thousands)                  1312           1341          1368
                 PERCENT CHANGE                                            3.5            2.2           2.0
                 Nominal Personal Income (mil. current $)                65855          68811         71777
                 PERCENT CHANGE                                            5.6            4.5           4.3
                 Real Personal Income (mil. of 1992$)                    58432          60160         61550
                 PERCENT CHANGE                                            4.8            3.0           2.3

                 Source:  Kansas Econometric Model, IPPBR University of Kansas
                 PERCENT CHANGE is percent change from the pervious year.

         Evidence for slower growth of the Kansas economy in 1999 comes from the job figures that are available for the first eight months of the year. Although jobs increased 3.2 percent during the first quarter of 1999, that rate of increase fell to 2.3 percent in the second quarter and 1.8 percent in the third quarter. Slower job growth is expected to continue during the fourth quarter of 1999 and the first quarter of 2000 before increasing during the last three quarters of the year. The most recent figures available for Kansas personal income (5.6 percent increase during the first quarter of 1999) are consistent with the first quarter of job growth figures in suggesting that the state's economy carried the momentum of 1998 through the first quarter of this year.

         Two major sectors of the Kansas economy, manufacturing and services, provide further evidence of the source of somewhat slower growth in 1999. Jobs in non-durable goods manufacturing decreased during the second and third quarters of 1999, as job losses in the printing and publishing sector continued to have a dampening effect. Job growth in durable goods manufacturing, which was one of the bright spots in the state economy during the last two years (6.7 percent job growth in 1997 and 5.5 percent job growth in 1998) was modest during the first quarter of the year and leveled off during the second and third quarters. The robust growth in durable goods manufacturing in 1997 and 1998 was driven by the buildup in employment in the aircraft and parts sector. Although the latter sector has continued to grow at a modest rate during 1999, this rate has not been sufficient to drive overall durable goods manufacturing growth to a high level.

         The services sector, which accounts for more than a fourth of Kansas employment and has consistently exhibited high employment growth rates during the last 15 years, also exhibited slower employment growth during the second and third quarters of 1999. Jobs in the sector grew
         4.8 percent during the first quarter of the year, nearly matching 1998's 5.4 percent increase. However, the rate of job increase fell to
         2.9 percent during the second quarter and 1.9 percent during the third quarter. Slower job growth in services is expected to continue through the first quarter of 2000 but is expected to pick up to above four percent during the last half of the year.

         BAAI believes that the information summarized above describes some of the more significant matters relating to the Kansas Fund. The sources of the information are the official statements of issuers located in the state, other publicly available documents, and oral statements from various state agencies. BAAI has not independently verified any of the information contained in the official statements, other publicly available documents, or oral statements from various state agencies.

OPTIONS ON CURRENCIES

         Certain Funds may purchase and sell options on currencies to hedge the value of securities the Fund holds or intends to buy. Options on foreign currencies may be traded on U.S. and foreign exchanges or over-the-counter.

OTHER INVESTMENT COMPANIES

         In seeking to attain their investment objectives, certain Funds may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act, its rules and regulations and any exemptive relief obtained by the Funds. Other than the Feeder Fund, which invests all of its assets in a corresponding Master Portfolio, each Fund currently intends to limit its investments so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund or by the Trust as a whole. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including Advisory fees. These expenses would be in addition to the Advisory and other expenses that a Fund bears in connection with its own operations. The Adviser has agreed to remit to the respective investing Fund fees payable to it under its respective Investment Advisory Agreement with an affiliated money market Fund to the extent such fees are based upon the investing Fund's assets invested in shares of the affiliated money market Fund.

PARTICIPATION INTERESTS AND COMPANY RECEIPTS

         Certain Funds may purchase from domestic financial institutions and trusts created by such institutions participation interests and trust receipts in high quality debt securities. A participation interest or receipt gives the Fund an undivided interest in the security in the proportion that the Fund's participation interest or receipt bears to the total principal amount of the security. As to certain instruments for which the Fund will be able to demand payment, the Fund intends to exercise its right to do so only upon a default under the terms of the security, as needed to provide liquidity or to maintain or improve the quality of its investment portfolio. It is possible that a participation interest or trust receipt may be deemed to be an extension of credit by the Fund to the issuing financial institution rather than to the obligor of the underlying security and may not be directly entitled to the protection of any collateral security provided by the obligor. In such event, the ability of the Fund to obtain repayment could depend on the issuing financial institution.

         Participation interests and trust receipts may have fixed, floating or variable rates of interest, and will have remaining maturities of thirteen months or less (as defined by the SEC). If a participation interest or trust receipt is unrated, the Adviser will have determined that the interest or receipt is of comparable quality to those instruments in which the Fund may invest pursuant to guidelines approved by the Board of Trustees. For certain participation interests or trust receipts the Fund will have the right to demand payment, on not more than 30 days' notice, for all or any part of the Fund's participation interest or trust receipt in the securities involved, plus accrued interest.

REAL ESTATE INVESTMENT TRUSTS

         A real estate investment trust ("REIT") is a managed portfolio of real estate investments which may include office buildings, apartment complexes, hotels and shopping malls. An equity REIT holds equity positions in real estate, and it seeks to provide its shareholders with income from the leasing of its properties, and with capital gains from any sales of properties. A mortgage REIT specializes in lending money to developers of properties, and passes any interest income it may earn to its shareholders.

         REITs may be affected by changes in the value of the underlying property owned or financed by the REIT, while Mortgage REITs also may be affected by the quality of credit extended. Both equity and mortgage REITs are dependent upon management skill and may not be diversified. REITs also may be subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended.

REPURCHASE AGREEMENTS

         The repurchase price under any repurchase agreements described in the Prospectuses generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements will be held by the Trust's custodian in a segregated account or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the Trust under the 1940 Act.

REVERSE REPURCHASE AGREEMENTS

         At the time a Fund enters into a reverse repurchase agreement, it may establish a segregated account with its custodian bank in which it will maintain cash, U.S. Government securities or other liquid high grade debt obligations equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities the Funds are obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Funds' use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Funds' obligation to repurchase the securities. Reverse repurchase agreements are speculative techniques involving leverage, and are subject to asset coverage requirements if the Funds do not establish and maintain a segregated account (as described above). In addition, some or all of the proceeds received by a Fund from the sale of a portfolio instrument may be applied to the purchase of a repurchase agreement. To the extent the proceeds are used in this fashion and a common broker/dealer is the counterparty on both the reverse repurchase agreement and the repurchase agreement, the arrangement might be recharacterized as a swap transaction. Under the requirements of the 1940 Act, the Funds are required to maintain an asset coverage (including the proceeds of the borrowings) of at least 300% of all borrowings. Depending on market conditions, the Funds' asset coverage and other factors at the time of a reverse repurchase, the Funds may not establish a segregated account when the Adviser believes it is not in the best interests of the Funds to do so. In this case, such reverse repurchase agreements will be considered borrowings subject to the asset coverage described above.

SECURITIES LENDING

         To increase return on portfolio securities, certain Funds may lend their portfolio securities to broker/dealers and other institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. Collateral for such loans may include cash, securities of the U.S. Government, its agencies or instrumentalities, an irrevocable letter of credit issued by (i) a U.S. bank that has total assets exceeding $1 billion and that is a member of the Federal Deposit Insurance Corporation, or (ii) a foreign bank that is one of the 75 largest foreign commercial banks in terms of total assets, or any combination thereof. Such loans will not be made if, as a result, the aggregate of all outstanding loans of the Fund involved exceeds 33% of the value of its total assets which may include cash collateral received for securities loaned. There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be of good standing and when, in its judgment, the income to be earned from the loan justifies the attendant risks. Pursuant to the securities loan agreement a Fund is able to terminate the securities loan upon notice of not more than five business days and thereby secure the return to the Fund of securities identical to the transferred securities upon termination of the loan.

SHORT SALES

         Certain Funds may from time to time enter into short sales transactions. A Fund will not make short sales of securities nor maintain a short position unless at all times when a short position is open, such Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short. This is a technique known as selling short "against the box." Such short sales will be used by a Fund for the purpose of deferring recognition of gain or loss for federal income tax purposes.

SPECIAL SITUATIONS

         Certain Funds may invest in "special situations." A special situation arises when, in the opinion of the Adviser, the securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development applicable to that company, and regardless of general business conditions or movements of the market as a whole. Developments creating special situations might include, among others: liquidations, reorganizations, recapitalizations, mergers, material litigation, technical breakthroughs and new management or management policies. Although large and well known companies may be involved, special situations more often involve comparatively small or unseasoned companies. Investments in unseasoned companies and special situations often involve much greater risk than is inherent in ordinary investment securities.

STANDARD & POOR'S DEPOSITARY RECEIPTS ("SPDRS")

         Certain Funds may purchase Standard & Poor's Depositary Receipts, or SPDRs, which are interests in a unit investment trust holding a portfolio of securities linked to the S&P 500 Index. Because a unit investment trust is an investment company under the 1940 Act, a Fund's investments in SPDRs are subject to the limitations set forth in Section 12(d)(1)(A) of the 1940 Act.

         SPDRs closely track the underlying portfolio of securities, trade like a share of common stock and pay periodic dividends proportionate to those paid by the portfolio of stocks that comprise the S&P 500 Index. As a holder of interests in a unit investment trust, a Fund would indirectly bear its ratable share of that unit investment trust's expenses. At the same time the Fund would continue to pay its own management and advisory fees and other expenses, as a result of which the Fund and its shareholders in effect will be absorbing duplicate levels of fees with respect to investments in such unit investment trusts.

         SPDRs are subject to the risks of an investment in a broadly based portfolio of large-capitalization common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of such investment. In addition, because individual investments in SPDRs are not redeemable, except upon termination of the unit investment trust, the liquidity of small holdings of SPDRs will depend upon the existence of a secondary market. Large holdings of SPDRs are called "creation unit size" and are redeemable in kind only and are not redeemable for cash from the unit investment trust. The price of SPDRs is derived and based upon the securities held by the unit investment trust. Accordingly, the level of risk involved in the purchase or sale of a SPDR is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for SPDRs is based on a basket of stocks. Disruptions in the markets for the securities underlying SPDRs purchased or sold by a Fund could result in losses on SPDRs.

STAND-BY COMMITMENTS

         Certain Funds may acquire "stand-by commitments" with respect to Municipal Securities held in their portfolios. Under a "stand-by commitment," a dealer agrees to purchase from a Fund, at a Fund's option, specified Municipal Securities at a specified price. Stand-by commitments are exercisable by a Fund at any time before the maturity of the underlying Municipal Securities, and may be sold, transferred, or assigned by a Fund only with the underlying instruments.

         The amount payable to a tax-free bond fund, such as the Kansas Fund, upon its exercise of a stand-by commitment will normally be (i) the Fund's acquisition cost of the Municipal Securities (excluding any accrued interest which a the Fund paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period a Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period. Under normal market conditions, in determining net asset value a Fund values the underlying Municipal Securities on an amortized cost basis. Accordingly, the amount payable by a dealer upon exercise of a stand-by commitment will normally be substantially the same as the portfolio value of the underlying Municipal Securities.

         A Fund's right to exercise stand-by commitments will be unconditional and unqualified. A stand-by commitment will not be transferable by a Fund, although the Fund could sell the underlying Municipal Securities to a third party at any time. Until a Fund exercises its stand-by commitment, it owns the securities in its portfolio which are subject to the stand-by commitment.

         The Funds expect that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Fund may pay for a stand-by commitment either separately in cash or by paying a higher price for the security being acquired which will be subject to the commitment (thus reducing the yield to maturity otherwise available for the same security). When a Fund pays any consideration directly or indirectly for a stand-by commitment, its cost will be reflected as unrealized depreciation for the period during which the commitment is held by that Fund.

         Each Fund intends to enter into stand-by commitments only with banks and broker/dealers which, in the Adviser's opinion, present minimal credit risks. In evaluating the credit worthiness of the issuer of a stand-by commitment, the Adviser will review periodically the issuer's assets, liabilities, contingent claims, and other relevant financial information.

         The Funds would acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes. Stand-by commitments acquired by a Fund will be valued at zero in determining net asset value. A Fund's reliance upon the credit of these dealers, banks, and broker/dealers will be secured by the value of the underlying Municipal Securities that are subject to the commitment. Thus, the risk of loss to the Fund in connection with a "stand-by commitment" will not be qualitatively different from the risk of loss faced by a person that is holding securities pending settlement after having agreed to sell the securities in the ordinary course of business.

STRIPPED SECURITIES

         Certain Funds may purchase stripped securities issued or guaranteed by the U.S. Government, where the principal and interest components are traded independently under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS"). Under STRIPS, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently.

         In addition, the Fund may purchase stripped mortgage-backed securities ("SMBS") issued by the U.S. Government (or a U.S. Government agency or instrumentality) or by private issuers such as banks and other institutions. If the underlying obligations experience greater than anticipated prepayments of principal, the Fund may fail to fully recover its initial investment. The market value of the class consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be full recovered. SMBS issued by the U.S. Government (or a U.S. Government agency or instrumentality) may be considered liquid under guidelines established by the Trust's Board of Trustees if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of the Fund's per share net asset value.

         Although stripped securities may not pay interest to holders prior to maturity, Federal income tax regulations require a Fund to recognize as interest income a portion of the bond's discount each year. This income must then be distributed to shareholders along with other income earned by the Fund. To the extent that any shareholders in the Fund elect to receive their dividends in cash rather than reinvest such dividends in additional Fund shares, cash to make these distributions will have to be provided from the assets of the Fund or other sources such as proceeds of sales of Fund shares and/or sales of portfolio securities. In such cases, the Fund will not be able to purchase additional income producing securities with cash used to make such distributions and its current income may ultimately be reduced as a result.

U.S. AND FOREIGN BANK OBLIGATIONS

         These obligations include negotiable certificates of deposit, banker's acceptances and fixed time deposits. Each Fund limits its investments in domestic bank obligations to banks having total assets in excess of $1 billion and subject to regulation by the U.S. Government. Each Fund may also invest in certificates of deposit issued by members of the Federal Deposit Insurance Corporation ("FDIC") having total assets of less than $1 billion, provided that the Fund will at no time own more than $100,000 principal amount of certificates of deposit (or any higher principal amount which in the future may be fully covered by FDIC insurance) of any one of those issuers. Fixed time deposits are obligations which are payable at a stated maturity date and bear a fixed rate of interest. Generally, fixed time deposits may be withdrawn on demand by a Fund, but they may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. Although fixed time deposits do not have a market, there are no contractual restrictions on a Fund's right to transfer a beneficial interest in the deposit to a third party.

         Each Fund limits any investments in foreign bank obligations (I.E., obligations of foreign branches and subsidiaries of domestic banks, and domestic and foreign branches and agencies of foreign banks) to obligations of banks which at the time of investment are branches or subsidiaries of domestic banks which meet the criteria in the preceding paragraphs or are branches or agencies of foreign banks which (i) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) in terms of assets are among the 75 largest foreign banks in the world; (iii) have branches or agencies in the United States; and (iv) in the opinion of the Adviser, pursuant to the procedures approved by the Board of Trustees of the Trust, are of an investment quality comparable to obligations of domestic banks which may be purchased by a Fund. These obligations may be general obligations of the parent bank in addition to the issuing branch or subsidiary, but the parent bank's obligations may be limited by the terms of the specific obligation or by governmental regulation. Each Fund also limits its investments in foreign bank obligations to banks, branches and subsidiaries located in Western Europe (United Kingdom, France, Germany, Belgium, The Netherlands, Italy and Switzerland), Scandinavia (Denmark and Sweden), Australia, Japan, the Cayman Islands, the Bahamas and Canada. Each Fund will limit its investment in securities of foreign banks to not more than 20% of total assets at the time of investment.

         Each Fund may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of the total assets of the Fund.

U.S. GOVERNMENT OBLIGATIONS

         Each Fund may invest in U.S. Government obligations. Examples of the types of U.S. Government obligations that may be held by the Funds include, in addition to U.S. Treasury bonds, notes and bills, the obligations of the Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Tennessee Valley Authority, Resolution Funding Corporation and Maritime Administration. Obligations guaranteed as to principal or interest by the U.S. Government, its agencies, authorities or instrumentalities are deemed to include: (a) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. Government, its agencies, authorities or instrumentalities and (b) participations in loans made to foreign governments or their agencies that are so guaranteed. The secondary market for certain of these participations is limited. If such participations are illiquid they will not be purchased.

         U.S. Government obligations include principal and interest components of securities issued or guaranteed by the U.S. Treasury if the components are traded independently under the Separate Trading of Registered Interest and Principal of Securities program. Obligations issued or guaranteed as to principal or interest by the U.S. Government, its agencies, authorities or instrumentalities may also be acquired in the form of custodial receipts. These receipts evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. Government, its agencies, authorities or instrumentalities.

USE OF SEGREGATED AND OTHER SPECIAL ACCOUNTS

         Options, futures and forward foreign currency contracts that obligate a Fund to provide cash, securities or currencies to complete such transactions will entail that Fund to either segregate assets in an account with, or on the books of, the Trust's custodian, or otherwise "covering" the transaction as described below. For example, a call option written by a Fund will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or liquid assets sufficient to meet the obligation by purchasing and delivering the securities if the call is exercised. A call option written on an index will require that Fund to have portfolio securities that correlate with the index. A put option written by a Fund also will require that Fund to have available assets sufficient to purchase the securities the Fund would be obligated to buy if the put is exercised.

         A forward foreign currency contract that obligates a Fund to provide currencies will require the Fund to hold currencies or liquid securities denominated in a foreign currency which will equal the Fund's obligations. Such a contract requiring the purchase of currencies also requires segregation.

         Unless a segregated account consists of the securities, cash or currencies that are the subject of the obligation, a Fund will hold cash, U.S. Government securities and other high grade liquid debt obligations in a segregated account. These assets cannot be transferred while the obligation is outstanding unless replaced with other suitable assets. In the case of an index-based transaction, a Fund could own securities substantially replicating the movement of the particular index.

         In the case of a futures contract, a Fund must deposit initial margin and variation margin, as often as daily, if the position moves adversely, sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Similarly, options on futures contracts require a Fund to deposit margin to the extent necessary to meet the Fund's commitments.

         In lieu of such assets, such transactions may be covered by other means consistent with applicable regulatory policies. A Fund may enter into off-setting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and hedging transactions. For example, a Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by that Fund. Moreover, instead of segregating assets if a Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Of course, the off-setting transaction must terminate at the time of or after the primary transaction.

VARIABLE- AND FLOATING-RATE INSTRUMENTS
         Certain Funds may purchase variable-rate and floating rate obligations. If such instrument is not rated, the Adviser will consider the earning power, cash flows, and other liquidity ratios of the issuers and guarantors of such obligations and, if the obligation is subject to a demand feature, will monitor their financial status to meet payment on demand. In determining average weighted portfolio maturity, a variable-rate demand instrument issued or guaranteed by the U.S. Government or an agency or instrumentality thereof will be deemed to have a maturity equal to the period remaining until the obligations next interest rate adjustment. Other variable-rate obligations will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the time a Fund can recover payment of principal as specified in the instrument.

         Variable-rate demand notes held by a Money Market Fund may have maturities of more than 397 days, provided (i) the Fund is entitled to payment principal on not more than 30 days' notice, or at specified intervals not exceeding 397 days (upon not more than 30 days' notice), and (ii) the rate of interest on such note is adjusted automatically at periodic intervals which may extend up to 397 days.

         The variable- and-floating rate demand instruments that the Funds may purchase include participations in Municipal Securities purchased from and owned by financial institutions, primarily banks. Participation interests provide a Fund with a specified undivided interest (up to 100%) in the underlying obligation and the right to demand payment of the unpaid principal balance plus accrued interest on the participation interest from the institution upon a specified number of days' notice, not to exceed 30 days. Each participation interest is backed by an irrevocable letter of credit or guarantee of a bank that the Adviser has determined meets the prescribed quality standards for the Funds. The bank typically retains fees out of the interest paid on the obligation for servicing the obligation, providing the letter of credit, and issuing the repurchase commitment.

WARRANTS

         Certain Funds are permitted to invest in warrants. Warrants are privileges issued by corporations enabling the owner to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. The prices of warrants do not necessarily correlate with the prices of the underlying securities. The purchase of warrants involves the risk that the purchaser could lose the purchase value of the warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS

         A Fund may agree to purchase securities on a when-issued basis or enter into a forward commitment to purchase securities. When a Fund engages in these transactions, its custodian will segregate cash, U.S. Government securities or other high quality debt obligations equal to the amount of the commitment. Normally, the custodian will segregate portfolio securities to satisfy a purchase commitment, and in such a case a Fund may be required subsequently to segregate additional assets in order to ensure that the value of the segregated assets remains equal to the amount of the Fund's commitment. Because a Fund will segregate cash or liquid assets to satisfy its purchase commitments in the manner described, the Fund's liquidity and ability to manage its portfolio might be adversely affected in the event its commitments to purchase when-issued securities ever exceeded 25% of the value of its assets. In the case of a forward commitment to sell portfolio securities, the Fund's custodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding.

         A Fund will make commitments to purchase securities on a when-issued basis or to purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a capital gain or loss.

         When a Fund engages in when-issued and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

         The value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their value, is taken into account when determining the net asset value of a Fund starting on the date the Fund agrees to purchase the securities. The Fund does not earn dividends on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When the Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Fund's assets. Fluctuations in the value of the underlying securities are not reflected in the Fund's net asset value as long as the commitment remains in effect.

PORTFOLIO TURNOVER

         Generally, the Equity Funds will purchase portfolio securities for capital appreciation or investment income, or both, and not for short-term trading profits. If a Fund's annual portfolio turnover rate exceeds 100%, it may result in higher brokerage costs and possible tax consequences for the Portfolio and its shareholders. For the Funds' portfolio turnover rates, see the "Financial Highlights" in the Prospectus.

INVESTMENT RISKS AND CONSIDERATIONS

         In addition to the investment risks and considerations identified in certain of the securities descriptions above, there are additional investment risks and considerations associated with an investment in certain of the Funds.

         Investments by a Fund in common stocks and other equity securities are subject to stock market risks. The value of the stocks that the Fund holds, like the broader stock market, may decline over short or even extended periods. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when prices generally decline. As of the date of this SAI, the stock market, as measured by the S&P 500 Index and other commonly used indexes, was trading at or close to record levels. There can be no guarantee that these levels will continue.

         The Kansas Fund is a non-diversified fund, which means that it typically invest in fewer issuers than diversified funds. Therefore, appreciation or depreciation of an investment in a single issuer could have a greater impact on the Fund's net asset value.

         The value of a Fund's investments in debt securities, including U.S. Government Obligations, will tend to decrease when interest rates rise and increase when interest rates fall. In general, longer-term debt instruments tend to fluctuate in value more than shorter-term debt instruments in response to interest rate movements. In addition, debt securities that are not backed by the United States Government are subject to credit risk, which is the risk that the issuer may not be able to pay principal and/or interest when due. In addition, obligations with the lowest investment grade rating (E.G., "BBB" by Standard & Poor's Corporation ("S&P") or "Baa" by Moody's Investors Service, Inc. ("Moody's")) have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Adviser will consider such an event in determining whether the Fund should continue to hold the obligation. Unrated obligations may be acquired by the Fund if they are determined by the Adviser to be of comparable quality at the time of purchase to rated obligations that may be acquired.

         Certain of the Funds' investments constitute derivative securities, which are securities whose value is derived, at least in part, from an underlying index or reference rate. There are certain types of derivative securities that can, under certain circumstances, significantly increase a purchaser's exposure to market or other risks. The Adviser, however, only purchases derivative securities in circumstances where it believes such purchases are consistent with such Fund's investment objective and do not unduly increase the Fund's exposure to market or other risks. For additional risk information regarding the Funds' investments in particular instruments, see "Appendix A -- Fund Securities."

         MASTER FEEDER STRUCTURE. The Feeder Funds are open-end mutual funds that seek to achieve their investment objectives by investing all of their investable assets in corresponding Master Portfolios which have the same investment objectives. A Feeder Fund may withdraw investment in a Master Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interest of the Feeder Fund to do so. Upon such withdrawal, the Board of Trustees would consider what action might be taken, including the investment of all of the assets of the Fund in another pooled investment entity having the same investment objective as the Feeder Fund or the hiring of an investment adviser to manage the Feeder Fund's assets in accordance with its investment policies.

         The Master Portfolios are separate series of NMIT, which is organized as a business trust under the laws of Delaware. The Feeder Funds and other entities that may invest in the Master Portfolios from time to time (e.g., other investment companies and commingled trust funds) will each be liable for all obligations of the Master Portfolios. However, the risk of the Feeder Funds incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and a Portfolio itself is unable to meet its obligations. Accordingly, the Trust's Boards of Trustees believes that neither the Feeder Funds nor their shareholders will be adversely affected by reason of the Feeder Funds investing in the Master Portfolios. As with any mutual fund, other investors in the Master Portfolios could control the results of voting at the Master Portfolio level in certain instances (E.G., a change in fundamental policies by a Master Portfolio which was not approved by a Fund's shareholders). This could result in a Feeder Fund's withdrawal of its investment in the Master Portfolio. Further, the withdrawal of other entities that may from time to time invest in the Master Portfolios could have an adverse effect on the performance of the Master Portfolios and their corresponding Feeder Funds, such as decreased economies of scale, and increased per share operating expenses. In addition, the total withdrawal by another investment company as an investor in a Master Portfolio will cause such Master Portfolio to terminate automatically in 120 days unless the corresponding Feeder Fund and any other investors in the Master Portfolio unanimously agree to continue the business of the Master Portfolio. If unanimous agreement is not reached to continue the Master Portfolio, the Board of Trustees of the Trust would need to consider alternative arrangements for the Feeder Fund, such as those described above. When the Funds are required to vote as interestholders of the Master Portfolios, current regulations provide that in those circumstances the Feeder Funds may either seek instructions from their security holders with regard to voting such proxies and vote such proxies in accordance with such instructions or the Feeder Funds may vote their shares in the Master Portfolios in the same proportion of all other security holders in the Master Portfolios.

         There may also be other investment companies through which you can invest in Master Portfolios which may have higher or lower fees and expense than those of its corresponding Funds and which may therefore have different performance results than the Feeder Funds.

         SPECIAL RISK RELATING TO THE HIGH YIELD FUND/MASTER PORTFOLIO -- High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade bonds. The prices of high yield bonds have been found to be less sensitive to interest-rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield bonds, especially in a thinly traded market. Legislation designed to limit the use of high yield bonds in corporate transactions may have a material adverse effect on a Fund's/Master Portfolio's net asset value and investment practices. In addition, there may be special tax considerations associated with investing in high yield bonds structured as zero coupon or payment-in-kind securities. A Fund/Master Portfolio records the interest on these securities annually as income even though it receives no cash interest until the security's maturity or payment date. Also, distributions on account of such interest generally will be taxable to shareholders even if the Fund/Master Portfolio does not distribute cash to them. Therefore, in order to pay taxes on this interest, shareholders may have to redeem some of their shares to pay the tax or the Fund/Master Portfolio may have to sell some of its assets to reduce the Fund's/Master Portfolio's assets and may thereby increase its expense ratio and decrease its rate of return. The Sub-Adviser seeks to reduce risk through diversification, credit analysis and attention to current developments and trends in both the economy and financial markets. In addition, investments in foreign securities may serve to provide further diversification.

         Because certain high yield debt instruments that the High Yield Fund/Master Portfolio purchases may be instruments issued by foreign governments, agencies, corporations or other entities of countries, some of which may be considered emerging markets countries, there are certain additional risks associated with such investments.

         Investors should also understand and consider carefully the special risks involved in foreign investing. Such risks include, but are not limited to:
(1) restrictions on foreign investment and repatriation of capital; (2) fluctuations in currency exchange rates, which can significantly affect a Fund's/Master Portfolio's share price; (3) costs of converting foreign currency into U.S. dollars and U.S. dollars into foreign currencies; (4) greater price volatility and less liquidity; (5) settlement practices, including delays, which may differ from those customary in U.S. markets; (6) exposure to political and economic risks, including the risk of nationalization, expropriation of assets and war; (7) possible impositions of foreign taxes and exchange control and currency restrictions; (8) lack of uniform accounting, auditing and financial reporting standards; (9) less governmental supervision of securities markets, brokers and issuers of securities; (10) less financial information available to investors; and (11) difficulty in enforcing legal rights outside the United States.

         Certain of the risks associated with investments by the High Yield Fund/Master Portfolio in foreign securities are heightened with respect to investment in emerging markets countries. Political and economic structures in many emerging market countries, especially those in Eastern Europe, the Pacific Basin, and the Far East, may be undergoing significant evolution and rapid development, and may lack the social, political and economic stability characteristic of more developed countries. Investing in emerging markets securities also involves risks which are in addition to the usual risks inherent in foreign investments. For example, some emerging market countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be traded internationally and some countries with emerging securities markets have sustained long periods of substantially high inflation or rapid fluctuation in inflation rates which can have negative effects on a country's economy or securities markets.

                             MANAGEMENT OF THE TRUST
                             -----------------------

         The business and affairs of the Trust are managed under the direction of its Board of Trustees. This SAI contains the names of and general background information concerning each Trustee. The Trustees and executive officers of the Trust and their principal occupations during the last five years are set forth below. The address of each, unless otherwise indicated, is 111 Center Street, Little Rock, Arkansas 72201. Those trustees who are "interested persons" of the Trust (as defined in the 1940 Act) are indicated by an asterisk(*).

                                                                         PRINCIPAL OCCUPATIONS
                                                                         DURING PAST 5 YEARS
                                      POSITION WITH                      AND CURRENT
NAME, ADDRESS, AND AGE                THE TRUST                          DIRECTORSHIPS/TRUSTEESHIPS
----------------------                ---------                          --------------------------
Edmund L. Benson, III, 63             Trustee                            Director, President and Treasurer,
Saunders & Benson, Inc.                                                  Saunders & Benson, Inc. (Insurance),
1510 Willow Lawn Drive                                                   Insurance Managers, Inc.
Suite 216                                                                (insurance); Trustee, Nations
Richmond, VA 23230                                                       Reserves, Master Investment Trust,
                                                                         Nations Annuity Trust, Nations Fund
                                                                         Trust and Nations Funds Trust;
                                                                         Director, Nations Fund, Inc., and
                                                                         Nations LifeGoal Funds, Inc.;
                                                                         Director, Nations Fund Portfolios,
                                                                         Inc. through August, 1999.

William P. Carmichael, 56             Trustee                            Trustee - 231 Funds (investment
Succession Fund                                                          company) from 1993 to 1995, Time
The Wrigley Building                                                     Horizon Fund (investment company)
400 North Michigan Avenue                                                from 1995 to 1999, Pacific
Suite 1016                                                               Innovations Trust (investment
Chicago, IL  60611                                                       company) from 1997 to 1999, Nations
                                                                         Annuity Trust (investment company)
                                                                         since December 1999, Nations Master
                                                                         Investment Trust (investment
                                                                         company) since December 1999 and
                                                                         Nations Funds Trust (investment
                                                                         company) since December 1999;
                                                                         Director- The Hain Food Group, Inc.
                                                                         (specialty food products
                                                                         distributor) until December 1998,
                                                                         Cobra Electronics Corporation
                                                                         (electronic equipment manufacturer),
                                                                         Opta Food Ingredients, Inc. (food
                                                                         ingredients manufacturer), Golden
                                                                         Rule Insurance Company, Nations
                                                                         LifeGoal Funds, Inc. (investment
                                                                         company) since December 1999.

James Ermer, 57                       Trustee                            Retired Executive Vice President,
11511 Compass Point Drive                                                Corporate Development and Planning -
Ft. Myers, FL  33908                                                     Land America (title insurance);
                                                                         Senior Vice President, Finance - CSX
                                                                         Corporation (transportation and
                                                                         natural resources);  Director -
                                                                         National Mine Service (mining
                                                                         supplies), Lawyers Title Corporation
                                                                         (title insurance);  Trustee, Nations
                                                                         Reserves, Nations Fund Trust,
                                                                         Nations Annuity Trust, Nations
                                                                         Master Investment Trust and Nations
                                                                         Funds Trust; Director, Nations Fund,
                                                                         Inc. and Nations LifeGoal Funds,
                                                                         Inc.; Director, Nations Fund
                                                                         Portfolios, Inc. through August,
                                                                         1999.

William H. Grigg, 67                  Trustee                            Chairman Emeritus since July 1997,
Duke Power Co.                                                           Chairman and Chief Executive Officer
16092A Reap Road                                                         from April 1994 to July 1997 - Duke
Albermarle, NC  28001                                                    Power Co.; Director -  The Shaw
                                                                         Group, Inc.; Director and Vice
                                                                         Chairman, Aegis Insurance Services,
                                                                         Ltd. (a mutual insurance company in
                                                                         Bermuda); Trustee,  Nations
                                                                         Reserves, Nations Fund Trust,
                                                                         Nations Annuity Trust, Nations
                                                                         Master Investment Trust and Nations
                                                                         Funds Trust; Director, Hatteras
                                                                         Income Securities, Inc., Nations
                                                                         Government Income Term Trust 2003,
                                                                         Inc., Nations Government Income Term
                                                                         Trust 2004, Inc., Nations Balanced
                                                                         Target Maturity Fund, Inc., Nations
                                                                         Fund, Inc. and Nations LifeGoal
                                                                         Funds, Inc.; Director, Nations Fund
                                                                         Portfolios, Inc. through August,
                                                                         1999.

                                                                         PRINCIPAL OCCUPATIONS
                                                                         DURING PAST 5 YEARS
                                      POSITION WITH                      AND CURRENT
NAME, ADDRESS, AND AGE                THE TRUST                          DIRECTORSHIPS/TRUSTEESHIPS
----------------------                ---------                          --------------------------
Thomas F. Keller, 68                  Trustee                            R.J. Reynolds Industries Professor
Fuqua School of Business                                                 of Business Administration and
P.O. Box 90120                                                           Former Dean - Fuqua School of
Duke University                                                          Business, Duke University; Director
Durham, NC 27708                                                         - LADD Furniture, Inc. (furniture),
                                                                         Wendy's International, Inc.
                                                                         (restaurant operating and
                                                                         franchising), American Business
                                                                         Products, Inc. (printing services),
                                                                         Dimon, Inc. (tobacco), Biogen, Inc.
                                                                         (pharmaceutical biotechnology);
                                                                         Trustee, The Mentor Funds, Mentor
                                                                         Institutional Trust, Cash Reserve
                                                                         Trust, Nations Reserves, Nations
                                                                         Fund Trust, Nations Annuity Trust,
                                                                         Nations Master Investment Trust and
                                                                         Nations Funds Trust; Director,
                                                                         Hatteras Income Securities, Inc.,
                                                                         Nations Government Income Term Trust
                                                                         2003, Inc., Nations Government
                                                                         Income Term Trust 2004, Inc.,
                                                                         Nations Balanced Target Maturity
                                                                         Fund, Inc. and Nations LifeGoal
                                                                         Funds, Inc.; Director, Nations Fund
                                                                         Portfolios, Inc. through August,
                                                                         1999.

Carl E. Mundy, Jr., 64                Trustee                            President and CEO - USO from May
USO World Headquarters                                                   1996 to present; Commandant - United
Washington Navy Yard                                                     States Marine Corps from July 1991
Building 198                                                             to July 1995; Director -
901 M Street, S.E.                                                       Shering-Plough (pharmaceuticals and
Washington, D.C.  20374-5096                                             health care products); General
                                                                         Dynamics Corporation (defense
                                                                         systems); Trustee, Nations Reserves,
                                                                         Nations Fund Trust, Nations Annuity
                                                                         Trust, Nations Master Investment
                                                                         Trust and Nations Funds Trust;
                                                                         Director, Nations Fund, Inc. and
                                                                         Nations LifeGoal Funds, Inc.;
                                                                         Director, Nations Fund Portfolios,
                                                                         Inc. through August, 1999.

Dr. Cornelius J. Pings, 71*           Trustee                            President - Association of American
480 S. Orange Grove Blvd.                                                Universities from February 1993 to
Pasadena, CA  91105                                                      June 1998; Director - Farmers Group,
                                                                         Inc. (insurance company), Nations
                                                                         Fund, Inc. and Nations LifeGoal
                                                                         Funds, Inc.; Trustee, Master
                                                                         Investment Trust, Series I from 1995
                                                                         to 1999, Master Investment Trust,
                                                                         Series II from 1995 to 1997, Nations
                                                                         Reserves, Nations Fund Trust,
                                                                         Nations Annuity Trust, Nations
                                                                         Master Investment Trust and Nations
                                                                         Funds Trust; Director/Trustee and
                                                                         Chairman - Pacific Horizon Funds,
                                                                         Inc. and Master Investment Trust,
                                                                         Series I, from inception to May
                                                                         1999;  Director - Time Horizon Funds
                                                                         and Pacific Innovations Trust;
                                                                         Director, Nations Fund Portfolios,
                                                                         Inc. through August, 1999.

James B. Sommers*, 61                 Trustee                            President - NationsBank Trust from
237 Cherokee Road                                                        January 1992 to September 1996;
Charlotte, NC  28207                                                     Executive Vice President -
                                                                         NationsBank Corporation from January
                                                                         1992 to May 1997; Chairman - Central
                                                                         Piedmont Community College
                                                                         Foundation; Board of Commissioners,
                                                                         Charlotte/ Mecklenberg Hospital
                                                                         Authority; Director - Nations Fund,
                                                                         Inc. and Nations LifeGoal Funds,
                                                                         Inc.; Trustee, Central Piedmont
                                                                         Community College; Mint Museum of
                                                                         Art, Nations Reserves, Nations Fund
                                                                         Trust, Nations Annuity Trust,
                                                                         Nations Master Investment Trust and
                                                                         Nations Funds Trust; Director,
                                                                         Nations Fund Portfolios, Inc.
                                                                         through August, 1999.

                                                                         PRINCIPAL OCCUPATIONS
                                                                         DURING PAST 5 YEARS
                                      POSITION WITH                      AND CURRENT
NAME, ADDRESS, AND AGE                THE TRUST                          DIRECTORSHIPS/TRUSTEESHIPS
----------------------                ---------                          --------------------------
A. Max Walker*, 78                    President, Trustee and             Independent Financial Consultant;
4580 Windsor Gate Court               Chairman of the Board              Director and Chairman of the Board -
Atlanta, GA 30342                                                        Hatteras Income Securities, Inc.,
                                                                         Nations Government Income Term Trust
                                                                         2003, Inc., Nations Government
                                                                         Income Term Trust 2004, Inc.,
                                                                         Nations Balanced Target Maturity
                                                                         Fund, Inc.; President, Director and
                                                                         Chairman of the Board - Nations
                                                                         Fund, Inc. and Nations LifeGoal
                                                                         Funds, Inc.;  President, Trustee and
                                                                         Chairman of the Board - Nations
                                                                         Reserves, Nations Fund Trust,
                                                                         Nations Annuity Trust, Nations
                                                                         Master Investment Trust and Nations
                                                                         Funds Trust; Director, Nations Fund
                                                                         Portfolios, Inc. through August,
                                                                         1999.

Charles B. Walker, 61                 Trustee                            Director-Ethyl Corporation (chemical
Albermarle Corporation                                                   manufacturing); Vice Chairman and
Vice Chairman and CFO                                                    Chief Financial Officer - Albemarle
330 South Fourth Street                                                  Corporation (chemical
Richmond, VA 23219                                                       manufacturing); Director, Nations
                                                                         Fund, Inc. and Nations LifeGoal
                                                                         Funds, Inc.; Trustee, Nations
                                                                         Reserves, Nations Fund Trust,
                                                                         Nations Annuity Trust, Nations
                                                                         Master Investment Trust and Nations
                                                                         Funds Trust; Director, Nations Fund
                                                                         Portfolios, Inc. through August,
                                                                         1999.

Thomas S. Word, Jr.*, 61              Trustee                            Partner - McGuire, Woods, Battle &
McGuire, Woods, Battle & Boothe LLP                                      Boothe LLP (law firm); Director -
One James Center                                                         Vaughan-Bassett Furniture Companies,
8th Floor                                                                Inc. (furniture), Nations Fund, Inc.
Richmond, VA  23219                                                      and Nations LifeGoal Funds, Inc.;
                                                                         Trustee, Nations Reserves, Nations
                                                                         Fund Trust, Nations Annuity Trust,
                                                                         Nations Master Investment Trust and
                                                                         Nations Funds Trust; Director,
                                                                         Nations Fund Portfolios, Inc.
                                                                         through August, 1999.

Richard H. Blank, Jr., 42             Secretary and Treasurer            Senior Vice President since 1998,
Stephens Inc.                                                            Vice President from 1994 to 1998 and
111 Center Street                                                        Manager from 1990 to 1994 - Mutual
Little Rock, AR  72201                                                   Fund Services, Stephens Inc.;
                                                                         Secretary since September 1993 and
                                                                         Treasurer since November 1998 -
                                                                         Nations Fund, Inc., Nations LifeGoal
                                                                         Funds, Inc., Nations Reserves,
                                                                         Nations Fund Trust, Nations Annuity
                                                                         Trust, Nations Master Investment
                                                                         Trust and Nations Funds Trust;
                                                                         Secretary and Treasurer, Nations
                                                                         Fund Portfolios, Inc. through
                                                                         August, 1999.

Michael W. Nolte, 39                  Assistant Secretary                Assistant Secretary - Nations Fund
Stephens Inc.                                                            Trust, Nations Fund, Inc., Nations
                                                                         Reserves, Nations LifeGoal Funds,
                                                                         Inc., Nations Annuity Trust, Nations
                                                                         Master Investment Trust and Nations
                                                                         Funds Trust; Assistant Secretary,
                                                                         Nations Fund Portfolios, Inc.
                                                                         through August, 1999.


Carolyn Wyse, 37                      Assistant Secretary and            Assistant Secretary and Assistant
Stephens Inc.                         Assistant Treasurer                Treasurer since August 1999- Nations
                                                                         Fund Trust, Nations Fund, Inc.,
                                                                         Nations Reserves, Nations LifeGoal
                                                                         Funds, Inc., Nations Annuity Trust,
                                                                         Nations Master Investment Trust and
                                                                         Nations Funds Trust.

         Each Trustee is a board member of the Trust, Nations Fund Trust, Nations Fund, Inc., Nations Reserves, Nations Annuity Trust, Nations Master Investment Trust and Nations LifeGoal Funds, Inc., each a registered investment company that is part of the Nations Funds Family, except William P. Carmichael, who is only a board member of the Trust, Nations Annuity Trust, Nations Master Investment Trust and Nations LifeGoal Funds, Inc. Richard H. Blank, Jr., Michael
W. Nolte, and Carolyn Wyse also are officers of Trust, Nations Fund Trust, Nations Fund, Inc., Nations Reserves, Nations Annuity Trust, Nations Master Investment Trust and Nations LifeGoal Funds, Inc.

         The Trust and the Adviser have adopted codes of ethics which contain policies on personal securities transactions by "access persons," including portfolio managers and investment analysts. These policies substantially comply in all material respects with the recommendations set forth in the May 9, 1994 Report of the Advisory Group on Personal Investing of the Investment Company Institute. The Trust's Code of Ethics, among other things, prohibits each access person of the Trust from purchasing or selling securities when such person knows or should have known that, at the time of the transaction, the security (i) was being considered for purchase or sale by a Fund, or (ii) was being purchased or sold by a Fund. For purposes of the Code of Ethics, an access person means (i) a trustee or officer of the Trust, (ii) any employee of the Trust (or any company in a control relationship with the Trust) who, in the course of his/her regular duties, obtains information about, or makes recommendations with respect to, the purchase or sale of securities by the Trust, and (iii) any natural person in a control relationship with the Trust who obtains information concerning recommendations made to the Trust regarding the purchase or sale of securities. Portfolio managers and other persons who assist in the investment process are subject to additional restrictions, including a requirement that they disgorge to the Trust any profits realized on short-term trading (I.E., the purchase/sale or sale/purchase of securities within any 60-day period). The above restrictions do not apply to purchases or sales of certain types of securities, including mutual fund shares, money market instruments and certain U.S. Government securities. To facilitate enforcement, the Code of Ethics generally requires that the Trust's access persons, other than its "disinterested" trustees, submit reports to the Trust's designated compliance person regarding transactions involving securities which are eligible for purchase by a Fund.

NATIONS FUNDS RETIREMENT PLAN

         Under the terms of the Nations Funds Retirement Plan for Eligible Trustees (the "Retirement Plan"), each Trustee may be entitled to certain benefits upon retirement from the Board of Trustees. Pursuant to the Retirement Plan, the normal retirement date is the date on which the eligible trustee has attained age 65 and has completed at least five years of continuous service with one or more of the open-end investment companies advised by the Adviser. If a trustee retires before reaching age 65, no benefits are payable. Each eligible trustee is entitled to receive an annual benefit from the Funds commencing on the first day of the calendar quarter coincident with or next following his date of retirement equal to 5% of the aggregate trustee's fees payable by the Funds during the calendar year in which the trustee's retirement occurs multiplied by the number of years of service (not in excess of ten years of service) completed with respect to any of the Funds. Such benefit is payable to each eligible trustee in quarterly installments for a period of no more than five years. If an eligible trustee dies after attaining age 65, the trustee's surviving spouse (if any) will be entitled to receive 50% of the benefits that would have been paid (or would have continued to have been paid) to the trustee if he had not died. The Retirement Plan is unfunded. The benefits owed to each trustee are unsecured and subject to the general creditors of the Funds.

NATIONS FUNDS DEFERRED COMPENSATION PLAN

         Under the terms of the Nations Funds Deferred Compensation Plan for Eligible Trustees (the "Deferred Compensation Plan"), each trustee may elect, on an annual basis, to defer all or any portion of the annual board fees (including the annual retainer and all attendance fees) payable to the trustee for that calendar year. An application was submitted to and approved by the SEC to permit deferring trustees to elect to tie the rate of return on fees deferred pursuant to the Deferred Compensation Plan to one or more of certain investment portfolios of certain Funds. Distributions from the deferring trustees' deferral accounts will be paid in cash, in generally equal quarterly installments over a period of five years beginning on the date the deferring trustees' retirement benefits commence under the Retirement Plan. The Board of Trustees, in its sole discretion, may accelerate or extend such payments after a trustee's termination of service. If a deferring trustee dies prior to the commencement of the distribution of amounts in his deferral account, the balance of the deferral account will be distributed to his designated beneficiary in a lump sum as soon as practicable after the trustee's death. If a deferring trustee dies after the commencement of such distribution, but prior to the complete distribution of his deferral account, the balance of the amounts credited to his deferral account will be distributed to his designated beneficiary over the remaining period during which such amounts were distributable to the trustee. Amounts payable under the Deferred Compensation Plan are not funded or secured in any way and deferring trustees have the status of unsecured creditors of the Funds from which they are deferring compensation.

         TRUSTEE COMPENSATION
         --------------------

         Board members of the Trust are compensated for their services to the Nations Funds Family on a flat rate basis, and not on a per registered investment company or per fund basis as outlined in the following chart.

                      BOARD MEMBER COMPENSATION ARRANGEMENT

------------------------------------ -------------------------------------------------------------
BOARD MEMBER                         ANNUAL RETAINER:  $65,000
                                     BOARD CHAIRMAN:  Additional 20% of the base annual
                                     retainer.
                                     Payable in quarterly installments.  Payable pro rata for
                                     partial calendar year of service.  Allocated across
                                     multiple registrants.
                                     MEETING FEES:  $5,000 per meeting for in-person meetings
                                     (up to six meetings per calendar year) and $1,000 for
                                     telephone meetings.  Allocated across multiple registrants convened at meetings.

------------------------------------ -------------------------------------------------------------
------------------------------------ -------------------------------------------------------------
AUDIT COMMITTEE MEMBERS              CHAIRMAN:  Additional 10% of the base annual retainer as
                                     Board Member.
                                     MEETING FEES:   $1,000 per meeting if not held within one
                                     calendar day before or after regularly scheduled Board
                                     meetings.  Allocated across multiple registrants convened
                                     at meetings.

------------------------------------ -------------------------------------------------------------
------------------------------------ -------------------------------------------------------------
NOMINATING COMMITTEE MEMBERS         MEETING FEES:  $1,000 per meeting if not held within one
                                     calendar day before or after regularly scheduled Board
                                     meetings.  Allocated across multiple registrants convened
                                     at meetings.

------------------------------------ -------------------------------------------------------------

SHAREHOLDER AND TRUSTEE LIABILITY

         The Trust's Declaration of Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Trust, and also provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his being or having been a shareholder and not because of his acts or omissions or some other reason.

         The Declaration of Trust states further that no Trustee, officer, or agent of the Trust shall be personally liable for or on account of any contract, debt, tort, claim, damage, judgment, or decree arising out of or connected with the administration or preservation of the trust estate or the conduct of any business of the Trust; nor shall any Trustee be personally liable to any person for any action or failure to act except by reason of his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties as Trustee. The Declaration of Trust also provides that all persons having any claim against the Trustees shall look solely to the trust property for payment.

         With the exceptions stated, the Declaration of Trust provides that a Trustee is entitled to be indemnified against all liabilities and expenses reasonably incurred by him in connection with the defense or disposition of any proceeding in which he may be involved or with which he may be threatened by reason of his being or having been a Trustee, and that the Trustees have the power, but not the duty, to indemnify officers and employees of the Trust unless any such person would not be entitled to indemnification had he or she been a Trustee.

                  INVESTMENT ADVISORY, ADMINISTRATION, CUSTODY,
       TRANSFER AGENCY, OTHER SERVICE PROVIDERS, SHAREHOLDER SERVICING AND
                            DISTRIBUTION AGREEMENTS

INVESTMENT ADVISER AND SUB-ADVISERS

         BANK OF AMERICA AND ITS INVESTMENT ADVISER AND SUB-ADVISER AFFILIATES

         BAAI is the investment adviser to the Kansas Fund and the MidCap Index Fund. BAAI provides investment advisory services indirectly to the Feeder Funds by providing such services directly to the Master Portfolios of NMIT. BACAP is the investment sub-adviser to the MidCap Index Fund and the Kansas Fund. MacKay Shields is the investment sub-adviser to the High Yield Master Portfolio. Marsico Capital is the investment sub-adviser to the Marsico 21st Century Master Portfolio and the Marsico International Opportunities Master Portfolio.

         BAAI also serves as the investment adviser to the funds of Nations Fund, Inc., Nations Fund Trust, Nations Reserves and the portfolios of Nations Annuity Trust, Nations LifeGoal Funds, Inc. and Nations Master Investment Trust, each a registered investment company that is part of the Nations Funds Family. In addition, BAAI serves as the investment advisor to Hatteras Income Securities, Inc., Nations Government Income Term Trust 2003, Inc., Nations Government Income Term Trust 2004, Inc. and Nations Balanced Target Maturity Fund, Inc., each a closed-end diversified management investment company traded on the New York Stock Exchange.

         The respective principal offices of BAAI and BACAP are located at One Bank of America Plaza, Charlotte, N.C. 28255. MacKay Shields is located at 9 West 57th Street, New York, New York 10019. Marsico Capital is located at 1200 17th Street, Suite 1300, Denver, CO 80202

         Since 1874, Bank of America and its predecessors have been managing money for foundations, universities, corporations, institutions and individuals. Today, Bank of America affiliates collectively manage in excess of $100 billion, including more than $70 billion in mutual fund assets. It is a company dedicated to a goal of providing responsible investment management and superior service. Bank of America is recognized for its sound investment approaches, which place it among the nation's foremost financial institutions. Bank of America and its affiliates organization makes available a wide range of financial services to its over 6 million customers through over 1700 banking and investment centers.

         Bank of America owns 50% of Marsico Capital. Thomas F. Marsico is Chairman and Chief Executive Officer of Marsico Capital. Prior to forming Marsico Capital in September 1997, Mr. Marsico had 18 years of experience as a securities analyst/portfolio manager.

         INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

         Pursuant to the terms of the Trust's Investment Advisory Agreement and Sub-Advisory Agreements (at times, the "Advisory Agreements") with BAAI, BACAP, MacKay Shields and/or Marsico Capital and subject at all times to the control of the Board of Trustees and, in conformity with the stated policies of the Trust, BACAP, MacKay Shields and Marsico Capital each select and manages the investments of their respective Funds. Each such advisory entity obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for the Funds that they advise.

         The Advisory Agreements each provide that in the absence of willful misfeasance, bad faith, negligence or reckless disregard of obligations or duties thereunder on the part of an Adviser, respectively, or any of its respective officers, trustees, employees or agents, such Adviser shall not be subject to liability to the Trust or to any shareholder of the Trust for any act or omission in the course of, or connected with, rendering services under thereunder or for any losses that may be sustained in the purchase, holding or sale of any security.

         Each Advisory Agreement became effective with respect to a Fund after approved by the Board of the Trust, and continues from year to year, provided that such continuation of the Agreement is specifically approved at least annually by (a) (i) the Trust's Board or (ii) the vote of "a majority of the outstanding voting securities" of a Fund (as defined in Section 2(a)(42) of the 1940 Act), and (b) the affirmative vote of a majority of the Trust's Board of Trustees who are not parties to such Agreement or "interested persons" (as defined in the 1940 Act) of a party to such Agreement (other than as Trustees of the Trust), by votes cast in person at a meeting specifically called for such purpose. The respective Advisory Agreement terminates automatically in the event of its assignment, and is terminable with respect to a Fund at any time without penalty by the Trust (by vote of the Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund) or by BAAI on 60 days' written notice.

         The Funds, in any advertisement or sales literature, may advertise the names, experience and/or qualifications of the portfolio manager(s) of any Fund, or if a Fund is managed by team or committee, such Fund may advertise the names, experience and/or qualifications of any such team or committee member.

         The Adviser may waive a portion of its fees; however, any such waiver may be discontinued at any time. As discussed below," an Adviser will be required to reduce its fees charged to the Funds, in direct proportion to the fees payable by such Funds to an Adviser and the Administrator, if the expenses of the Funds exceed the applicable expense limitation of any state in which the Funds' shares are registered or qualified for sale.

         Because the Funds are new series they have not yet paid any advisory or sub-advisory fees.

         The investment advisory agreements for the High Yield Master Portfolio, Marsico 21st Century Master Portfolio and Marsico International Opportunities Master Portfolio between BAAI and NMIT, and the sub-advisory agreement among BAAI, NMIT and MacKay Shields are generally similar to the Advisory Agreements.

         CO-ADMINISTRATORS AND SUB-ADMINISTRATOR

         Stephens Inc. and BAAI (the "Co-Administrators") serve as co-administrators of the Trust pursuant to co-administration agreements ("Co-Administration Agreements"). Under the Co-Administration Agreements, the co-administrators receive, as compensation for their services rendered, co-administration fees, computed daily and paid monthly, at the annual rate of:
0.18% of the High Yield Fund; 0.12% the Kansas Fund; 0.13% of the MidCap Index Fund; 0.23% of the Marsico 21st Century Fund; and 0.23% of the Marsico International Opportunities Fund of the average daily net assets of each such Fund. Pursuant to the co-administration agreements among BAAI, Stephens Inc. and NMIT, the co-administrators receive with respect to the High Yield Master Portfolio, Marsico 21st Century Master Portfolio and Marsico International Opportunities Master Portfolio as compensation for their services rendered, co-administration fees, computed daily and paid monthly, at the annual rate of 0.05% of the High Yield Master Portfolio; 0.05% of the Marsico 21st Century Master Portfolio; and 0.05% of the Marsico International Opportunities Master Portfolio of the daily net assets of each such Master Portfolio.

         Pursuant to the Co-Administration Agreement, Stephens has agreed to, among other things, (i) maintain office facilities for the Funds, (ii) furnish statistical and research data, data processing, clerical, and internal executive and administrative services to the Trust, (iii) furnish corporate secretarial services to the Trust, including coordinating the preparation and distribution of materials for Board meetings, (iv) coordinate the provision of legal advice to the Trust with respect to regulatory matters, (v) coordinate the preparation of reports to the Trust's shareholders and the SEC, including annual and semi-annual reports, (vi) coordinating the provision of services to the Trust by the Transfer Agent, Sub-Transfer Agent and the Custodian, and (vii) generally assist in all aspects of the Trust's operations. Stephens bears all expenses incurred in connection with the performance of its services.

         Also, pursuant to the Co-Administration Agreement, BAAI has agreed to, among other things, (i) provide accounting and bookkeeping services for the Funds, (ii) compute each Fund's net asset value and net income, (iii) accumulate information required for the Trust's reports to shareholders and the SEC, (iv) prepare and file the Trust's federal and state tax returns, (v) perform monthly compliance testing for the Trust, and (vi) prepare and furnish the Trust monthly broker security transaction summaries and transaction listings and performance information. BAAI bears all expenses incurred in connection with the performance of its services.

         The Co-Administration Agreement may be terminated by a vote of a majority of the Trustees, by Stephens or by BAAI, respectively, on 60 days' written notice without penalty. The Co-Administration Agreements are not assignable without the written consent of the other party. Furthermore, the Co-Administration Agreements provide that Stephens and BAAI shall not be liable to the Funds or to their shareholders except in the case of Stephens's or BAAI's, willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

         BNY serves as sub-administrator for the Funds pursuant to sub-administration agreements. Pursuant to their terms, BNY assists Stephens and BAAI in supervising, coordinating and monitoring various aspects of the Funds' administrative operations. For providing such services, BNY is entitled to receive a monthly fee from Stephens and BAAI based on an annual rate of 0.01% of the Funds' average daily net assets.

DISTRIBUTION PLANS AND SHAREHOLDER SERVICING ARRANGEMENTS

         PRIMARY A SHARES

         The Trust has not adopted an shareholder servicing or distribution plan for the Primary A Shares.

         INVESTOR A SHARES

         The Trust has adopted a Shareholder Servicing and Distribution Plan (the "Investor A Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund's Investor A Shares. The Investor A Plan provides that each Fund may pay, up to 0.25% (on an annualized basis) of the average daily net asset value of the Funds: (i) the Distributor for reimbursements of distribution-related expenses actually incurred by the Distributor, including, but not limited to, expenses of organizing and conducting sales seminars, printing of prospectuses and statements of additional information (and supplements thereto) and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and costs of administering the Investor A Plan; or (ii) certain broker/dealers and other financial institutions ("Agents") who offer shares to their customers and who have entered into Shareholder Servicing Agreements, and Sales Support Agreements with respect to the Funds, for providing the services contemplated thereunder.

         The shareholder servicing activities for which compensation may be received under the Investor A Plan may include, among other things: (i) aggregating and processing purchase and redemption requests and transmitting promptly net purchase and redemption orders to the Distributor or transfer agent; (ii) providing customers with a service that invests the assets of their accounts in Shares pursuant to specific or pre-authorized instructions; (iii) processing dividend and distribution payments; (iv) providing information periodically to customers showing their positions in Shares; (v) arranging for bank wires; (vi) responding to customers' inquiries concerning their investment in Shares; (vii) providing subaccounting with respect to Shares beneficially owned by customers or the information to the Trust necessary for subaccounting;
(viii) if required by law, forwarding shareholder communications (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to customers; (ix) forwarding to customers proxy statements and proxies containing any proposals regarding the Shareholder Servicing Agreement; (x) general shareholder liaison services; and
(xi) providing such other similar services as the Trust may reasonably request to the extent such firms are permitted to do so under applicable statutes, rules or regulations.

         The Investor A Plan may be terminated at any time by a vote of a majority of the non-interested Trustees or with respect to a particular Fund, by vote of a majority of the outstanding securities of the Investor A Shares of such Fund.

         Because the Funds are new series, they have not yet paid any fees pursuant to the Investor A Plan.

         INVESTOR B SHARES

         The Trust has adopted a Distribution Plan (the "Investor B Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund's Investor B Shares. The Trust also has adopted a Shareholder Servicing Plan (the "Investor B Servicing Plan") for each Fund's Investor B Shares.

         Under the Investor B Distribution Plan, the Trust may compensate or reimburse its Distributor for any activities or expenses primarily intended to result in the sale of Investor B Shares of the Trust's Funds. Payments by the Trust may not exceed, on an annual basis, 0.75% of the average daily net asset value of a Fund's Investor B Shares.

         The fees payable under the Investor B Distribution Plan are used primarily to compensate or reimburse the Distributor for distribution services provided by it, and related expenses incurred, including payments by the Distributor to compensate or reimburse banks, broker/dealers or other financial institutions that have entered into Sales Support Agreements with the Distributor ("Selling Agents"), for sales support services provided, and related expenses incurred, by such Selling Agents. These services may include: preparation, printing and distribution of prospectuses, sales literature and advertising materials by the Distributor or, as applicable, Selling Agents, attributable to distribution or sales support activities, respectively; commissions, incentive compensation or other compensation to, and expenses of, account executives or other employees of the Distributor or Selling Agents, attributable to distribution or sales support activities, respectively; overhead and other office expenses of the Distributor or Selling Agents, attributable to distribution or sales support activities, respectively; opportunity costs relating to the foregoing (which may be calculated as a carrying charge on the Distributor's or Selling Agents' unreimbursed expenses incurred in connection with distribution or sales support activities, respectively); and any other costs and expenses relating to distribution or sales support activities.

         Notwithstanding anything herein to the contrary, no Fund shall be obligated to make any payments under this Plan that exceed the maximum amounts payable under Rule 2830, of the National Association of Securities Dealers, Inc. Conduct Rules.

         Under the Investor B Servicing Plan, the Trust may execute agreements with broker/dealers, banks and other financial institutions that are dealers of record or holders of record or which have a servicing relationship ("Servicing Agents") with the beneficial owners of Investor B Shares of the Trust, pursuant to which, Servicing Agents shall provide shareholder support services to their clients who beneficially own Investor B Shares of the Funds in consideration of a fee, at an annual rate of up to 0.25% of the average daily net asset value of the Investor B Shares beneficially owned by or attributable to such clients. Affiliates of the Trust's distributor, administrator, co-administrator and adviser are eligible to become Servicing Agents and to receive fees under this Plan. The Investor B Servicing Plan further provides that all expenses incurred by a Fund in connection with the Agreements and the implementation of such Plan is be borne either by the holders of the Investor B Shares of the particular Fund involved. If more than one Fund is involved and these expenses are not directly attributable to the Investor B Shares of a particular Fund, then the expenses may be allocated between or among the Shares of the Funds in a fair and equitable manner.

         The Investor B Servicing Plan may be terminated only by a majority of the Board of Trustees, including a majority of the Trustees who are not "interested persons," as defined in the Investment Company Act of 1940, of the Trust.

         INVESTOR C SHARES

         The Trust has adopted a Distribution Plan (the "Investor C Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund's Investor C Shares. The Trust also has adopted a Shareholder Servicing Plan (the "Investor C Servicing Plan") for each Fund's Investor C Shares.

         Under the Investor C Distribution Plan, the Trust may compensate or reimburse its Distributor for any activities or expenses primarily intended to result in the sale of Investor C Shares of the Trust's Funds. Payments by the Trust may not exceed, on an annual basis, 0.75% of the average daily net asset value of a Fund's Investor C Shares.

         The fees payable under the Investor C Distribution Plan are used primarily to compensate or reimburse the Distributor for distribution services provided by it, and related expenses incurred, including payments by the Distributor to compensate or reimburse banks, broker/dealers or other financial institutions that have entered into Sales Support Agreements with the Distributor ("Selling Agents"), for sales support services provided, and related expenses incurred, by such Selling Agents. These services may include: preparation, printing and distribution of prospectuses, sales literature and advertising materials by the Distributor or, as applicable, Selling Agents, attributable to distribution or sales support activities, respectively; commissions, incentive compensation or other compensation to, and expenses of, account executives or other employees of the Distributor or Selling Agents, attributable to distribution or sales support activities, respectively; overhead and other office expenses of the Distributor or Selling Agents, attributable to distribution or sales support activities, respectively; opportunity costs relating to the foregoing (which may be calculated as a carrying charge on the Distributor's or Selling Agents' unreimbursed expenses incurred in connection with distribution or sales support activities, respectively); and any other costs and expenses relating to distribution or sales support activities.

         Notwithstanding anything herein to the contrary, no Fund shall be obligated to make any payments under this Plan that exceed the maximum amounts payable under Rule 2830, of the National Association of Securities Dealers, Inc. Conduct Rules.

         Under the Investor C Servicing Plan, the Trust may execute agreements with broker/dealers, banks and other financial institutions that are dealers of record or holders of record or which have a servicing relationship ("Servicing Agents") with the beneficial owners of Investor C Shares of the Trust, pursuant to which, Servicing Agents shall provide shareholder support services to their clients who beneficially own Investor C Shares of the Funds in consideration of a fee, at an annual rate of up to 0.25% of the average daily net asset value of the Investor C Shares beneficially owned by or attributable to such clients. Affiliates of the Trust's distributor, administrator, co-administrator and adviser are eligible to become Servicing Agents and to receive fees under this Plan. The Investor C Servicing Plan further provides that all expenses incurred by a Fund in connection with the Agreements and the implementation of such Plan is be borne either by the holders of the Investor C Shares of the particular Fund involved. If more than one Fund is involved and these expenses are not directly attributable to the Investor C Shares of a particular Fund, then the expenses may be allocated between or among the Shares of the Funds in a fair and equitable manner.

         The Investor C Servicing Plan may be terminated only by a majority of the Board of Trustees, including a majority of the Trustees who are not "interested persons," as defined in the Investment Company Act of 1940, of the Trust.

         INFORMATION APPLICABLE TO INVESTOR A, INVESTOR B, INVESTOR C PLANS

         The Investor A Plan, the Investor B Plans and the Investor C Plans (each a "Plan" and collectively the "Plans") may only be used for the purposes specified above and as stated in each such Plan. Compensation payable to Selling Agents or Servicing Agents for shareholder support services under the Plans subject to, among other things, the National Association of Securities Dealers, Inc. ("NASD") Conduct Rules, which govern receipt by NASD members of Plan fees from registered investment companies.

         Each Plan requires the officers of the Trust or the Distributor to provide the Board of Trustees at least quarterly with a written report of the amounts expended pursuant to the Plan and the purposes for which such expenditures were made. The Board of Trustees reviews these reports in connection with its decisions with respect to the Plans.

         As required by Rule 12b-1 under the 1940 Act, the Investor A Plan, Investor B Distribution Plan and Investor C Distribution Plan were approved by the Board of Trustees, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of any Plan or in any agreements related to such Plan.

         In approving the Investor A Plan, Investor B Distribution Plan and Investor C Distribution Plan in accordance with the requirements of Rule 12b-1, the Trustees considered various factors and determined that there was a reasonable likelihood that each such Plan will benefit the respective Investor A, Investor B or Investor C Shares and the holders of such shares. The Investor A Plan, Investor B Distribution Plan and Investor C Distribution Plan were approved by the initial shareholders of the Funds' Investor A, B and C Shares, respectively, on December 9, 1999.

         EXPENSES

         The Administrator furnishes, without additional cost to the Trust, the services of the Treasurer and Secretary of the Trust and such other personnel (other than the personnel of the Adviser) as are required for the proper conduct of the Trust's affairs. The Distributor bears the incremental expenses of printing and distributing prospectuses used by the Distributor or furnished by the Distributor to investors in connection with the public offering of the Trust's shares and the costs of any other promotional or sales literature, except that to the extent permitted under the Plans relating to the Investor A, Investor B or Investor C Shares of each Fund, sales-related expenses incurred by the Distributor may be reimbursed by the Trust.

         The Trust pays or causes to be paid all other expenses of the Trust, including, without limitation: the fees of the Adviser, the Administrator and Co-Administrator; the charges and expenses of any registrar, any custodian or depository appointed by the Trust for the safekeeping of its cash, fund securities and other property, and any stock transfer, dividend or accounting agent or agents appointed by the Trust; brokerage commissions chargeable to the Trust in connection with fund securities transactions to which the Trust is a party; all taxes, including securities issuance and transfer taxes; corporate fees payable by the Trust to federal, state or other governmental agencies; all costs and expenses in connection with the registration and maintenance of registration of the Trust and its shares with the SEC and various states and other jurisdictions (including filing fees, legal fees and disbursements of counsel); the costs and expenses of typesetting prospectuses and statements of additional information of the Trust (including supplements thereto) and periodic reports and of printing and distributing such prospectuses and statements of additional information (including supplements thereto) to the Trust's shareholders; all expenses of shareholders' and trustees' meetings and of preparing, printing and mailing proxy statements and reports to shareholders; fees and travel expenses of trustees or trustee members of any advisory board or committee; all expenses incident to the payment of any dividend or distribution, whether in shares or cash; charges and expenses of any outside service used for pricing of the Trust's shares; fees and expenses of legal counsel and of independent auditors in connection with any matter relating to the Trust; membership dues of industry associations; interest payable on Trust borrowings; postage and long-distance telephone charges; insurance premiums on property or personnel (including officers and trustees) of the Trust which inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto); and all other charges and costs of the Trust's operation unless otherwise explicitly assumed by the Adviser), the Administrator or Co-Administrator.

         Expenses of the Trust which are not directly attributable to the operations of any class of shares or Fund are pro-rated among all classes of shares or Fund of the Trust based upon the relative net assets of each class or Fund. Expenses of the Trust which are not directly attributable to a specific class of shares but are directly attributable to a specific Fund are prorated among all the classes of shares of such Fund based upon the relative net assets of each such class of shares. Expenses of the Trust which are directly attributable to a class of shares are charged against the income available for distribution as dividends to such class of shares.

         The Advisory Agreement, the Sub-Advisory Agreements, and the Administration Agreement require BAAI, BACAP, and the Administrator to reduce their fees to the extent required to satisfy any expense limitations which may be imposed by the securities laws or regulations thereunder of any state in which a Fund's shares are registered or qualified for sale, as such limitations may be raised or lowered from time to time, and the aggregate of all such investment advisory, sub-advisory, and administration fees shall be reduced by the amount of such excess. The amount of any such reduction to be borne by BAAI, BACAP or the Administrator shall be deducted from the monthly investment advisory and administration fees otherwise payable to BAAI, BACAP and the Administrator during such fiscal year. If required pursuant to such state securities regulations, BAAI, BACAP and the Administrator will reimburse the Trust no later than the last day of the first month of the next succeeding fiscal year, for any such annual operating expenses (after reduction of all investment advisory and administration fees in excess of such limitation). Substantially similar provisions apply to the advisory agreement, sub-advisory agreement and the administration agreement among NMIT, BAAI and MacKay Shields, with respect to the High Yield Master Portfolio and among NMIT, BAAI and Marsico Capital, with respect to the Marsico 21st Century Master Portfolio and Marsico International Opportunities Portfolio.

         TRANSFER AGENTS AND CUSTODIANS

         PFPC, Inc. is located at One Exchange Place, 53 State Street, Boston, Massachusetts 02109, and acts as transfer agent for each Fund's Shares. Under the transfer agency agreements, the transfer agent maintains shareholder account records for the Trust, handles certain communications between shareholders and the Trust, and distributes dividends and distributions payable by the Trust to shareholders, and produces statements with respect to account activity for the Trust and its shareholders for these services. The transfer agent receives a monthly fee computed on the basis of the number of shareholder accounts that it maintains for the Trust during the month and is reimbursed for out-of-pocket expenses.

         Bank of America serves as sub-transfer agent for each Fund's Primary A Shares.

         The Bank of New York ("BONY") 100 Church Street, New York, N.Y. 10286 serves as custodian for the Funds' assets. As custodian, BONY maintains the Funds' securities cash and other property, delivers securities against payment upon sale and pays for securities against delivery upon purchase, makes payments on behalf of such Funds for payments of dividends, distributions and redemptions, endorses and collects on behalf of such Funds all checks, and receives all dividends and other distributions made on securities owned by such Funds.

         The SEC has amended Rule 17f-5 under the 1940 Act to permit boards to delegate certain foreign custody matters to foreign custody managers and to modify the criteria applied in the selection process. Accordingly, BONY serves as Foreign Custody Manager, pursuant to a Foreign Custody Manager Agreement, under which the Board of Trustees retains the responsibility for selecting foreign compulsory depositories, although BONY agrees to make certain findings with respect to such depositories and to monitor such depositories.

DISTRIBUTOR

         Stephens Inc. (the "Distributor") serves as the principal underwriter and distributor of the shares of the Funds.

         Pursuant to a distribution agreement (the "Distribution Agreement"), the Distributor, as agent, sells shares of the Funds on a continuous basis and transmits purchase and redemption orders that its receives to the Trust or the Transfer Agent. Additionally, the Distributor has agreed to use appropriate efforts to solicit orders for the sale of shares and to undertake such advertising and promotion as it believes appropriate in connection with such solicitation. Pursuant to the Distribution Agreement, the Distributor, at its own expense, finances those activities which are primarily intended to result in the sale of shares of the Funds, including, but not limited to, advertising, compensation of underwriters, dealers and sales personnel, the printing of prospectuses to other than existing shareholders, and the printing and mailing of sales literature. The Distributor, however, may be reimbursed for all or a portion of such expenses to the extent permitted by a distribution plan adopted by the Trust pursuant to Rule 12b-1 under the 1940 Act.

         The Distribution Agreement will continue year to year as long as such continuance is approved at least annually by (i) the Board of Trustees or a vote of the majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund and (ii) a majority of the trustees who are not parties to the Distribution Agreement or "interested persons" of any such party by a vote cast in person at a meeting called for such purpose. The Distribution Agreement is not assignable and is terminable with respect to a Fund, without penalty, on 60 days' notice by the Board of Trustees, the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund, or by the Distributor.

INDEPENDENT ACCOUNTANTS AND REPORTS

         The Trust issues unaudited financial information semi-annually and audited financial statements annually. The Trust furnishes proxy statements and other shareholder reports to shareholders of record.

         The annual financial statements will be audited by the Trust's independent accountant. The Board of Trustees has selected
PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036, as the Trust's independent accountant to audit the Trust's books and review the Trust's tax returns for the Funds' fiscal year ended March 31, 2000.

         Because the Trust is a newly registered investment company, it has not yet issued any annual or semi-annual shareholder reports.

         The statement of assets and liabilities of the Trust dated February 19, 2000, included herein, has been included in reliance upon the report of PricewaterhouseCoopers LLP, given on the authority of said firm as experts in auditing and accounting.

COUNSEL

         Morrison & Foerster LLP serves as legal counsel to the Trust. Their address is 2000 Pennsylvania Avenue, N.W., Washington, D.C. 20006.



                         FUND TRANSACTIONS AND BROKERAGE
                         -------------------------------

GENERAL BROKERAGE POLICY

         Subject to policies established by the Board of Trustees of the Trust, the Adviser is responsible for decisions to buy and sell securities for each Fund, for the selection of broker/dealers, for the execution of such Fund's securities transactions, and for the allocation of brokerage fees in connection with such transactions. The Adviser's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. Purchases and sales of securities on a securities exchange are effected through brokers who charge a negotiated commission for their services. Orders may be directed to any broker to the extent and in the manner permitted by applicable law.

         In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without stated commissions, although the price of a security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.

         In placing orders for portfolio securities of a Fund, the Adviser is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that the Adviser will seek to execute each transaction at a price and commission, if any, which provide the most favorable total cost or proceeds reasonably attainable in the circumstances. In seeking such execution, the Adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including, without limitation, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker-dealer, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions and the reasonableness of the spread or commission, if any. In addition, the Adviser will consider research and investment services provided by brokers or dealers who effect or are parties to portfolio transactions of a Fund, the Adviser or its other clients. Such research and investment services are those which brokerage houses customarily provide to institutional investors and include statistical and economic data and research reports on particular companies and industries. Such services are used by the Adviser in connection with all of its investment activities, and some of such services obtained in connection with the execution of transactions for a Fund may be used in managing other investment accounts. Conversely, brokers furnishing such services may be selected for the execution of transactions of such other accounts, whose aggregate assets are far larger than those of a Fund. Services furnished by such brokers may be used by the Adviser in providing investment advisory and investment management services for the Trust.

         Commission rates are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Trustees of the Trust. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Transactions on foreign stock exchanges involve payment of brokerage commissions which are generally fixed. Transactions in both foreign and domestic over-the-counter markets are generally principal transactions with dealers, and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, the Adviser, where possible, will deal directly with dealers who make a market in the securities involved except in those circumstances in which better prices and execution are available elsewhere.

         In certain instances there may be securities which are suitable for more than one Fund as well as for one or more of the other clients of the Adviser. Investment decisions for each Fund and for the Adviser's other clients are made with the goal of achieving their respective investment objectives. It may happen that a particular security is bought or sold for only one client even though it may be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security in a particular transaction as far as a Fund is concerned. The Trust believes that over time their ability to participate in volume transactions will produce superior executions for the Funds.

         The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period. The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements which enable the Funds to receive favorable tax treatment.

         The Funds may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. A Fund will engage in this practice, however, only when the Adviser, in its sole discretion, believes such practice to be otherwise in the Fund's interests.

         The Trust will not execute portfolio transactions through, or purchase or sell portfolio securities from or to the distributor, the Adviser, the administrator, the co-administrator or their affiliates, acting as principal (including repurchase and reverse repurchase agreements), except to the extent permitted by applicable law. In addition, the Trust will not give preference to correspondents of Bank of America or its affiliates, with respect to such transactions or securities. (However, the Adviser is authorized to allocate purchase and sale orders for portfolio securities to certain financial institutions, including, in the case of agency transactions, financial institutions which are affiliated with Bank of America or its affiliates, and to take into account the sale of Fund shares if the Adviser believes that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms.) In addition, a Fund will not purchase securities during the existence of any underwriting or selling group relating thereto of which the distributor, the Adviser, the administrator, or the co-administrator, or any of their affiliates, is a member, except to the extent permitted by the SEC. Under certain circumstances, the Funds may be at a disadvantage because of these limitations in comparison with other investment companies which have similar investment objectives but are not subject to such limitations.

         Certain affiliates of Bank of America Corporation and its subsidiary banks may have deposit, loan or commercial banking relationships with the corporate users of facilities financed by industrial development revenue bonds or private activity bonds purchased by the High Yield Bond Fund or the Kansas Fund. Bank of America or certain of its affiliates may serve as trustee, tender agent, guarantor, placement agent, underwriter, or in some other capacity, with respect to certain issues of municipal securities.

         Under the 1940 Act, persons affiliated with the Trust are prohibited from dealing with the Trust as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. Each of the Funds may purchase securities from underwriting syndicates of which Bank of America or any of its affiliates is a member under certain conditions, in accordance with the provisions of a rule adopted under the 1940 Act and any restrictions imposed by the Board of Governors of the Federal Reserve System.

         Investment decisions for each Fund are made independently from those for the Trust's other investment portfolios, other investment companies, and accounts advised or managed by the Adviser. Such other investment portfolios, investment companies, and accounts may also invest in the same securities as the Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of one or more of the Funds and another investment portfolio, investment company, or account, the transaction will be averaged as to price and available investments allocated as to amount, in a manner which the Adviser believes to be equitable to each Fund and such other investment portfolio, investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or sold by the Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for the Funds with those to be sold or purchased for other investment portfolios, investment companies, or accounts in executing transactions.

         Because the Trust is a new registered investment company, it has not yet paid any brokerage commissions.

SECTION 28(e) STANDARDS

         Under Section 28(e) of the Securities Exchange Act of 1934, the Adviser shall not be "deemed to have acted unlawfully or to have breached its fiduciary duty" solely because under certain circumstances it has caused the account to pay a higher commission than the lowest available. To obtain the benefit of
Section 28(e), the Adviser must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided ...viewed in terms of either that particular transaction or its overall responsibilities with respect to the accounts as to which it exercises investment discretion and that the services provided by a broker provide an adviser with lawful and appropriate assistance in the performance of its investment decision making responsibilities." Accordingly, the price to a Fund in any transaction may be less favorable than that available from another broker/dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered.

         Broker/dealers utilized by the Adviser may furnish statistical, research and other information or services which are deemed by the Adviser to be beneficial to the Funds' investment programs. Research services received from brokers supplement the Adviser's own research and may include the following types of information: statistical and background information on industry groups and individual companies; forecasts and interpretations with respect to U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on political developments; fund management strategies; performance information on securities and information concerning prices of securities; and information supplied by specialized services to the Adviser and to the Trust's Trustees with respect to the performance, investment activities and fees and expenses of other mutual funds. Such information may be communicated electronically, orally or in written form. Research services may also include the providing of equipment used to communicate research information, the arranging of meetings with management of companies and the providing of access to consultants who supply research information.

         The outside research assistance is useful to the Adviser since the brokers utilized by the Adviser as a group tend to follow a broader universe of securities and other matters than the Adviser's staff can follow. In addition, this research provides the Adviser with a diverse perspective on financial markets. Research services which are provided to the Adviser by brokers are available for the benefit of all accounts managed or advised by the Adviser. In some cases, the research services are available only from the broker providing such services. In other cases, the research services may be obtainable from alternative sources in return for cash payments. The Adviser is of the opinion that because the broker research supplements rather than replaces its research, the receipt of such research does not tend to decrease its expenses, but tends to improve the quality of its investment advice. However, to the extent that the Adviser would have purchased any such research services had such services not been provided by brokers, the expenses of such services to the Adviser could be considered to have been reduced accordingly. Certain research services furnished by broker/dealers may be useful to the Adviser with clients other than the Funds. Similarly, any research services received by the Adviser through the placement of fund transactions of other clients may be of value to the Adviser in fulfilling its obligations to the Funds. The Adviser is of the opinion that this material is beneficial in supplementing its research and analysis; and, therefore, it may benefit the Trust by improving the quality of the Adviser's investment advice. The advisory fees paid by the Trust are not reduced because the Adviser receives such services.

         Some broker/dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by the Adviser's clients, including the Funds.

                              DESCRIPTION OF SHARES
                              ---------------------

DESCRIPTION OF SHARES OF THE TRUST

         The Trust's Board of Trustees has authorized the issuance of the classes of shares of the Funds indicated above and may, in the future, authorize the creation of additional investment portfolios or classes of shares.

         The Board may classify or reclassify any unissued shares of the Trust into shares of any class, classes or Fund in addition to those already authorized by setting or changing in any one or more respects, from time to time, prior to the issuance of such shares, the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of redemption, of such shares and, pursuant to such classification or reclassification to increase or decrease the number of authorized shares of any Fund or class. Any such classification or reclassification will comply with the provisions of the 1940 Act. Fractional shares shall have the same rights as full shares to the extent of their proportionate interest.

         All shares of a Fund have equal voting rights and will be voted in the aggregate, and not by series, except where voting by a series is required by law or where the matter involved only affects one series. For example, a change in a Fund's fundamental investment policy would be voted upon only by shareholders of the Fund involved. Shareholders are entitled to one votE for each full share held and fractional votes for fractional shares held.

         The Trust may dispense with an annual meeting of shareholders in any year in which it is not required to elect Trustees under the 1940 Act. The Trust will hold a special meeting of its shareholders for the purpose of voting on the question of removal of a Board member, only to the extent required by the 1940 Act.

         Each share of a Fund represents an equal proportional interest in the Fund with each other share and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund, as are declared in the discretion of the Board members. In the event of the liquidation or dissolution of the Trust, shareholders of the Trust's Funds are entitled to receive the assets attributable to the Fund that are available for distribution, and a distribution of any general assets not attributable to a particular Fund that are available for distribution in such manner and on such basis as the Board members in their sole discretion may determine.

         Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Trust.

         Net investment income for the Funds for dividend purposes consists of
(i) interest accrued and original issue discount earned on a Fund's assets, (ii) plus the amortization of market discount and minus the amortization of market premium on such assets, (iii) less accrued expenses directly attributable to the Fund and the general expenses of the Trust prorated to a Fund on the basis of its relative net assets, plus dividend or distribution income on a Fund's assets.

         Prior to purchasing shares in one of the Funds, the impact of dividends or distributions which are expected to be or have been declared, but not paid, should be carefully considered. Any dividend or distribution declared shortly after a purchase of such shares prior to the record date will have the effect of reducing the per share net asset value by the per share amount of the dividend or distribution. All or a portion of such dividend or distribution, although in effect a return of capital, may be subject to tax.

         Shareholders receiving a distribution in the form of additional shares will be treated as receiving an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

         The Funds use the so-called "equalization accounting method" to allocate a portion of earnings and profits to redemption proceeds. This method permits a fund to achieve more balanced distributions for both continuing and departing shareholders. Continuing shareholders should realize tax savings or deferrals through this method, and departing shareholders will not have their tax obligations change. Although using this method will not affect a Fund's total returns, it may reduce the amount that otherwise would be distributable to continuing shareholders by reducing the effect of redemptions on dividend and distribution amounts.

NET ASSET VALUE DETERMINATION

         With respect to the Funds, a security listed or traded on an exchange is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date. With respect to the Bond Funds, securities may be valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate maturity and seasoning differential. Securities for which prices are not provided by the pricing service are valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities.

         Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees of the Trust. Short-Term obligations having 60 days or less to maturity are valued at amortized cost, which approximates market value.

         Generally, trading in foreign securities, as well as U.S. Government securities, money market instruments and repurchase agreements, is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the shares of the Fund are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the value of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange, which will not be reflected in the computation of net asset value. If during such periods events occur which materially affect the value of such securities, the securities will be valued at their fair market value as determined in good faith by the Trustees.

         The Trust may redeem shares involuntarily to reimburse the Funds for any loss sustained by reason of the failure of a shareholder to make full payment for Investor Shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Investor Shares as provided in the related Prospectuses from time to time. The Trust also may make payment for redemptions in readily marketable securities or other property if it is appropriate to do so in light of the Trust's responsibilities under the 1940 Act.

         Under the 1940 Act, the Funds may suspend the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the Exchange is restricted by applicable rules and regulations of the SEC; (b) the Exchange is closed for other than customary weekend and holiday closings;
(c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC. (The Funds may also suspend or postpone the recordation of the transfer of their shares upon the occurrence of any of the foregoing conditions.)



                     ADDITIONAL INFORMATION CONCERNING TAXES
                     ---------------------------------------

         The following information supplements and should be read in conjunction with the Prospectuses. The Prospectuses of the Funds describe generally the tax treatment of distributions by the Funds. This section of the SAI includes additional information concerning Federal income taxes.

GENERAL

         The Trust intends to qualify each Fund as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), as long as such qualification is in the best interest of the Fund's shareholders. Each Fund will be treated as a separate entity for tax purposes and, thus, the provisions of the Code applicable to regulated investment companies generally will be applied to each Fund, rather than to the Trust as a whole. In addition, net capital gain, net investment income, and operating expenses will be determined separately for each Fund. As a regulated investment company, each Fund will not be taxed on its net investment income and capital gains distributed to shareholders.

         Qualification as a regulated investment company under the Code requires, among other things, that (a) each Fund derive at least 90% of its annual gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) the Fund diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government obligations and the securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are determined to be engaged in the same or similar trades or businesses.

         Each Fund also must distribute or be deemed to distribute to its shareholders at least 90% of its net investment income which, for this purpose, includes net short-term capital gains and certain other items earned in each taxable year. In general, these distributions must actually or be deemed to be made in the taxable year. However, in certain circumstances, such distributions may be made in the 12 months following the taxable year. Furthermore, distributions declared in October, November or December of one taxable year and paid by January 31 of the following taxable year will be treated as paid by December 31 the first taxable year. The Funds intend to pay out substantially all of their net investment income and net capital gain (if any) for each year.

EXCISE TAX

         A 4% nondeductible excise tax will be imposed on each Fund (other than to the extent of its tax-exempt interest income) to the extent it does not meet certain minimum distribution requirements by the end of each calendar year. Each Fund intends to actually or be deemed to distribute substantially all of its net investment income and net capital gain by the end of each calendar year and, thus, expects not to be subject to the excise tax.

INVESTMENT THROUGH MASTER PORTFOLIOS

         Management of the Master Portfolios corresponding to the Feeder Funds intends for the Master Portfolios to be treated as partnerships (or, in the event that a Feeder Fund is the sole investor in a Master Portfolio, as disregarded from the Feeder Fund) for Federal income tax purposes rather than as regulated investment companies or corporations under the Code. Under the rules applicable to a partnership (or a disregarded entity), a proportionate share of any interest, dividends, gains and losses of a Master Portfolio will be deemed to have been realized (I.E., "passed-through") to its investors, regardless of whether any amounts are actually distributed by the Master Portfolio. Each investor in a Master Portfolio will be taxed on its shares (as determined in accordance with the governing instruments of the particular Master Portfolio) of the Master Portfolio's income and gains in determining its Federal income tax liability. The determination of such share will be made in accordance with the Code and regulations promulgated thereunder. It is intended that the Master Portfolios' assets, income and distributions will be managed in such a way that an investor in a Master Portfolio will be able to qualify as a regulated investment company by investing substantially all of its assets through a Master Portfolio.

TAXATION OF FUND/MASTER PORTFOLIO INVESTMENTS

         Except as provided herein, gains and losses on the sale of portfolio securities by a Fund or Master Portfolio ("Fund/Master Portfolio") will generally be capital gains and losses. Such gains and losses will ordinarily be long-term capital gains and losses if the securities have been held by the Fund/Master Portfolio for more than one year at the time of disposition of the securities.

         Gains recognized on the disposition of a debt obligation purchased by a Fund/Master Portfolio at a market discount (generally at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term the Fund/Master Portfolio held the debt obligation.

         If an option granted by a Fund/Master Portfolio lapses or is terminated through a closing transaction, such as a repurchase by the Fund/Master Portfolio of the option from its holder, the Fund/Master Portfolio will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund/Master Portfolio in the closing transaction. Some realized capital losses may be deferred if they result from a position which is part of a "straddle," discussed below. If securities are sold by a Fund/Master Portfolio pursuant to the exercise of a call option written by it, the Fund/Master Portfolio will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund/Master Portfolio pursuant to the exercise of a put option written by it, such Fund/Master Portfolio will subtract the premium received from its cost basis in the securities purchased.

         The amount of any gain or loss realized by a Fund/Master Portfolio on closing out a regulated futures contract will generally result in a realized capital gain or loss for Federal income tax purposes. Regulated futures contracts held at the end of each fiscal year will be required to be "marked to market" for Federal income tax purposes pursuant to Section 1256 of the Code. In this regard, they will be deemed to have been sold at market value. Sixty percent (60%) of any net gain or loss recognized on these deemed sales and sixty percent (60%) of any net realized gain or loss from any actual sales, will generally be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss. Transactions that qualify as designated hedges are excepted from the "mark-to-market" rule and the "60%/40%" rule.

         Under Section 988 of the Code, a Fund/Master Portfolio will generally recognize ordinary income or loss to the extent gain or loss realized on the disposition of portfolio securities is attributable to changes in foreign currency exchange rates. In addition, gain or loss realized on the disposition of a foreign currency forward contract, futures contract, option or similar financial instrument, or of foreign currency itself, will generally be treated as ordinary income or loss. The Funds will attempt to monitor Section 988 transactions, where applicable, to avoid adverse tax impact.

         Offsetting positions held by a Fund/Master Portfolio involving certain financial forward, futures or options contracts may be considered, for tax purposes, to constitute "straddles." "Straddles" are defined to include "offsetting positions" in actively traded personal property. The tax treatment of "straddles" is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund/Master Portfolio were treated as entering into "straddles" by engaging in certain financial forward, futures or option contracts, such straddles could be characterized as "mixed straddles" if the futures, forwards, or options comprising a part of such straddles were governed by Section 1256 of the Code. The Fund/Master Portfolio may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results with respect to the Fund/Master Portfolio may differ. Generally, to the extent the straddle rules apply to positions established by the Fund/Master Portfolio, losses realized by the Fund/Master Portfolio may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle and the conversion transaction rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain or ordinary income.

         If a Fund/Master Portfolio enters into a "constructive sale" of any appreciated position in stock, a partnership interest, or certain debt instruments, the Fund/Master Portfolio must recognize gain (but not loss) with respect to that position. For this purpose, a constructive sale occurs when the Fund/Master Portfolio enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; or (iii) a futures or forward contract.

         If a Fund/Master Portfolio purchases shares in a "passive foreign investment company" ("PFIC"), the Fund/Master Portfolio may be subject to Federal income tax and an interest charge imposed by the IRS upon certain distributions from the PFIC or the Fund/Master Portfolio's disposition of its PFIC shares. If the Fund/Master Portfolio invests in a PFIC, the Fund/Master Portfolio intends to make an available election to mark-to-market its interest in PFIC shares. Under the election, the Fund/Master Portfolio will be treated as recognizing at the end of each taxable year the difference, if any, between the fair market value of its interest in the PFIC shares and its basis in such shares. In some circumstances, the recognition of loss may be suspended. The Fund/Master Portfolio will adjust its basis in the PFIC shares by the amount of income (or loss) recognized. Although such income (or loss) will be taxable to the Fund/Master Portfolio as ordinary income (or loss) notwithstanding any distributions by the PFIC, the Fund/Master Portfolio will not be subject to Federal income tax or the interest charge with respect to its interest in the PFIC under the election.

FOREIGN TAXES

         Income and dividends received by a Fund/Master Portfolio from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of a Fund's/Master Portfolio's total assets at the close of its taxable year consists of securities of non-U.S. corporations, the Fund/Master Portfolio will be eligible to file an election with the IRS pursuant to which the regulated investment company may pass-through to its shareholders foreign taxes paid by the regulated investment company, which may be claimed either as a credit or deduction by the shareholders. Only the International Funds expect to qualify for the election. However, even if a Fund/Master Portfolio qualifies for the election, foreign taxes will only pass-through to a Fund/Master Portfolio shareholder if (i) the shareholder holds the Fund/Master Portfolio shares for at least 16 days during the 30 day period beginning 15 days prior to the date upon which the shareholder becomes entitled to receive Fund/Master Portfolio distributions corresponding with the pass-through of the foreign taxes paid by the Fund/Master Portfolio, and (ii) with respect to foreign source dividends received by the Fund/Master Portfolio on shares giving rise to foreign tax, the Fund/Master Portfolio holds the shares for at least 16 days during the 30 day period beginning 15 days prior to the date upon which the Fund/Master Portfolio becomes entitled to the dividend.

         An individual with $300 or less of creditable foreign taxes generally is exempt from foreign source income and certain other limitations imposed by the Code on claiming a credit for such taxes. The $300 amount is increased to $600 for joint filers.

CAPITAL GAIN DISTRIBUTIONS

         Distributions which are designated by a Fund as capital gain distributions will be taxed to shareholders as long-term term capital gain (to the extent such distributions equal or exceed the Fund's/Master Portfolio's actual net capital gains for the taxable year), regardless of how long a shareholder has held Fund shares. Such distributions will be designated as capital gain distributions in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.

DISPOSITION OF FUND SHARES

         A disposition of Fund shares pursuant to a redemption (including a redemption in-kind) or an exchange will ordinarily result in a taxable capital gain or loss, depending on the amount received for the shares (or are deemed to be received in the case of an exchange) and the cost of the shares.

         If a shareholder exchanges or otherwise disposes of Fund shares within 90 days of having acquired such shares and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred in acquiring the Fund's shares shall not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but will be treated as having been incurred in the acquisition of such other shares. Also, any loss realized on a redemption or exchange of shares of the Fund will be disallowed to the extent that substantially identical shares are acquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

         If a shareholder receives a capital gain distribution with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the capital gain distribution. In addition, if a shareholder holds Fund shares for six months or less, any loss on the sale or exchange of those shares will be disallowed to the extent of the amount of exempt-interest dividends received with respect to the shares. The Treasury Department is authorized to issue regulations reducing the six months holding requirement to a period of not less than the greater of 31 days or the period between regular distributions where a Fund regularly distributes at least 90% of its net tax-exempt interest, if any. No such regulations have been issued as of the date of this SAI. The loss disallowance rules described in this paragraph do not apply to losses realized under a periodic redemption plan.

FEDERAL INCOME TAX RATES

         As of the printing of this SAI, the maximum individual tax rate applicable to ordinary income is 39.6% (marginal tax rates may be higher for some individuals to reduce or eliminate the benefit of exemptions and deductions); the maximum individual marginal tax rate applicable to net capital gain is 20%; and the maximum corporate tax rate applicable to ordinary income and net capital gain is 35% (marginal tax rates may be higher for some corporations to reduce or eliminate the benefit of lower marginal income tax rates). Naturally, the amount of tax payable by an individual or corporation will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters.

CORPORATE SHAREHOLDERS

         Corporate shareholders of the Funds may be eligible for the dividends-received deduction on distributions attributable to dividends received from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such deduction. A distribution by a Fund attributable to dividends of a domestic corporation will only qualify for the dividends-received deduction if (i) the corporate shareholder generally holds the Fund shares upon which the distribution is made for at least 46 days during the 90 day period beginning 45 days prior to the date upon which the shareholder becomes entitled to the distribution; and (ii) the Fund generally holds the shares of the domestic corporation producing the dividend income for at least 46 days during the 90 day period beginning 45 days prior to the date upon which the Fund becomes entitled to such dividend income.

FOREIGN SHAREHOLDERS

         Under the Code, distributions of net investment income by a Fund to a nonresident alien individual, foreign trust (I.E., trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), foreign estate (I.E., the income of which is not subject to U.S. tax regardless of source), foreign corporation, or foreign partnership (each a "foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or a lower treaty rate if applicable). Withholding will not apply if a distribution paid by a Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a U.S. permanent establishment of the foreign shareholder), in which case the reporting and withholding requirements applicable to U.S. persons will apply. Distributions of net long-term capital gains are generally not subject to tax withholding.

BACKUP WITHHOLDING

         The Trust may be required to withhold, subject to certain exemptions, at a rate of 31% ("backup withholding") on dividends, capital gain distributions, and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to an individual Fund shareholder, if the shareholder fails to certify that the Taxpayer Identification Number ("TIN") provided is correct and that the shareholder is not subject to backup withholding, or the IRS notifies the Trust that the shareholder's TIN is incorrect or that the shareholder is subject to backup withholding. Such tax withheld does not constitute any additional tax imposed on the shareholder, and may be claimed as a tax payment on the shareholder's Federal income tax return. An investor must provide a valid TIN upon opening or reopening an account. Failure to furnish a valid TIN to the Trust could subject the investor to penalties imposed by the IRS.

SPECIAL TAX CONSIDERATIONS PERTAINING TO THE KANSAS FUND

         The Kansas Intermediate Municipal Bond Fund's regular monthly dividends will not be subject to the Kansas income tax to the extent that they are paid out of income earned on Kansas municipal securities that are exempt from Kansas income taxes. The portion of dividends, if any, that is derived from interest on municipal securities or other obligations that are not exempt from Kansas income taxes will be subject to Kansas income tax. A shareholder will be subject to Kansas income tax to the extent the Fund distributes any taxable income or realized capital gains, or if a shareholder sells or exchanges Fund shares and realizes a capital gain on the transaction. Distributions treated as long-term capital gains for federal tax purposes are generally treated the same for Kansas state tax purposes.

OTHER MATTERS

         Investors should be aware that the investments to be made by the Funds may involve sophisticated tax rules that may result in income or gain recognition by a Fund without corresponding current cash receipts. Although the Funds will seek to avoid significant noncash income, such noncash income could be recognized by a Fund, in which case the Fund may distribute cash derived from other sources in order to meet the minimum distribution requirements described above.

         The foregoing discussion and the discussions in the Prospectus applicable to each shareholder address only some of the Federal tax considerations generally affecting investments in the Fund. Each investor is urged to consult his or her tax advisor regarding specific questions as to Federal, state, local or foreign taxes.


                      ADDITIONAL INFORMATION ON PERFORMANCE
                      -------------------------------------

         Yield information and other performance information for the Trust's Funds may be obtained by calling (800) 321-7854. From time to time, the yield and total return of a Fund's Shares may be quoted in advertisements, shareholder reports, and other communications to shareholders. Quotations of yield and total return reflect only the performance of a hypothetical investment in a Fund or class of shares during the particular time period shown. Yield and total return vary based on changes in the market conditions and the level of a Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

         Standardized performance for the Funds, I.E., that required in both form and content by Form N-1A, is shown below and may be advertised by the Funds. The main purpose of standardized performance is to allow an investor to review the performance of a Fund's class of shares and compare such performance with that of investment alternatives, including other mutual funds.

         Non-standardized performance also may be advertised by the Funds. One purpose of providing non-standardized performance to an investor is to provide that investor with a different snapshot of a Fund's performance that may not be captured by standardized performance. The non-standardized performance of a Fund's class of shares, however, may not be directly comparable to the performance of investment alternatives because of differences in certain variables (such as the length of time over which performance is shown and the exclusion of certain charges or expenses) and methods used to value portfolio securities, compute expenses and calculate performance. Non-standardized performance may include, but is not limited to, performance for non-standardized periods, including year-to-date and other periods less than a year, performance not reflecting the deduction of certain charges, fees and/or expenses, and performance reflecting the deduction of applicable state or federal taxes. After-tax returns are generally calculated using the same methodology as that used in calculating total return, except that such after-tax returns reflect the deduction of taxes according to applicable federal income and capital gain tax rates attributable to dividends, distributions and an investor's redemptions. Of course, after-tax returns for individual investors will vary as the tax rates applicable to such investors vary. In addition, the Funds may also advertise their tax efficiency ratios and compare those ratios with other mutual funds. A tax efficiency ratio is intended to let an investor know how tax efficient a fund has been over a period of time, and is typically related to its portfolio turnover rate. That is, an investor could expect that the higher a Fund's portfolio turnover rate, the greater the percentage of its gains that would have been realized and consequently, the less tax efficient it was over a given period of time.

         In general, comparisons to other mutual funds or investment alternatives may be useful to investors who wish to compare past performance of the Funds or a class with that of competitors. Of course, past performance cannot be a guarantee of future results.

         Each Fund may quote information obtained from the Investment Company Institute, national financial publications, trade journals and other industry sources in its advertising and sales literature. In addition, the Funds also may compare the performance and yield of a class or series of shares to those of other mutual funds with similar investment objectives and to other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance and yield of a class of shares in a Fund may be compared to data prepared by Lipper Analytical Services, Inc. Performance and yield data as reported in national financial publications such as MONEY MAGAZINE, FORBES, BARRON'S, THE WALL STREET JOURNAL, and THE NEW YORK TIMES, OR in publications of a local or regional nature, also may be used in comparing the performance of a class of shares in a Fund. The "yield" and "effective yield" of each class of shares of a Money Market Fund may be compared to the respective averages compiled by DONOGHUE'S MONEY FUND REPORT, a widely recognized independent publication that monitors the performance of money market funds, or to the average yields reported by the BANK RATE MONITOR for money market deposit accounts offered by leading banks and thrift institutions in the top five metropolitan statistical areas.

         The Funds also may use the following information in advertisements and other types of literature, only to the extent the information is appropriate for the Fund: (i) the Consumer Price Index may be used to assess the real rate of return from an investment in a Fund; (ii) other government statistics, including, but not limited to, The Survey of Current Business, may be used to illustrate investment attributes of a Fund or the general economic, business, investment, or financial environment in which a Fund operates; (iii) the effect of tax-deferred compounding on the investment returns of a Fund, or on returns in general, may be illustrated by graphs, charts, etc., where such graphs or charts would compare, at various points in time, the return from an investment in a Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (iv) the sectors or industries in which a Fund invests may be compared to relevant indices of stocks or surveys (E.G., S&P Industry Surveys) to evaluate a Fund's historical performance or current or potential value with respect to the particular industry or sector. In addition, the performance of a Fund's class of shares may be compared to the Standard & Poor's 500 Stock Index, an unmanaged index of a group of common stocks, the Consumer Price Index, the Dow Jones Industrial Average, a recognized unmanaged index of common stocks of 30 industrial companies listed on the New York Stock Exchange, the Europe, Far East and Australia Index, a recognized unmanaged index of international stocks, or any similar recognized index. The performance of a Fund's class of shares also may be compared to a composite index prepared by the Adviser, an affiliate of the Adviser, or an unaffiliated party to the Adviser.

         In addition, the Funds also may use, in advertisements and other types of literature, information and statements: (1) showing that bank savings accounts offer a guaranteed return of principal and a fixed rate of interest, but no opportunity for capital growth; and (2) describing Bank of America, and its affiliates and predecessors, as one of the first investment managers to advise investment accounts using asset allocation and index strategies. The Funds also may include in advertising and other types of literature information and other data from reports and studies prepared by the Tax Foundation, including information regarding federal and state tax levels and the related "Tax Freedom Day."

         The Funds also may discuss in advertising and other types of literature that a Fund has been assigned a rating by an NRSRO, such as Standard & Poor's Corporation. Such rating would assess the creditworthiness of the investments held by the Fund. The assigned rating would not be a recommendation to purchase, sell or hold the Fund's shares since the rating would not comment on the market price of the Fund's shares or the suitability of the Fund for a particular investor. In addition, the assigned rating would be subject to change, suspension or withdrawal as a result of changes in, or unavailability of, information relating to the Fund or its investments. The Funds may compare a Fund's performance with other investments which are assigned ratings by NRSROs. Any such comparisons may be useful to investors who wish to compare the Fund's past performance with other rated investments.

         The Funds also may disclose in sales literature the distribution rate on the shares of a Fund. Distribution rate, which may be annualized, is the amount determined by dividing the dollar amount per share of the most recent dividend by the most recent NAV or maximum offering price per share as of a date specified in the sales literature. Distribution rate will be accompanied by the standard 30-day yield as required by the SEC.

         In addition, certain potential benefits of investing in world securities markets may be discussed in promotional materials. Such benefits include, but are not limited to: a) the expanded opportunities for investment in securities markets outside the U.S.; b) the growth of securities markets outside the U.S. vis-a-vis U.S. markets; c) the relative return associated with foreign securities markets vis-a-vis U.S. markets; and d) a reduced risk of portfolio volatility resulting from a diversified securities portfolio consisting of both U.S. and foreign securities.

         IBBOTSON DATA. Ibbotson Associates of Chicago, Illinois, ("Ibbotson") provides historical returns of the capital markets in the United States. The Funds may compare the performance of their share classes or series to the long-term performance of the U.S. capital markets in order to demonstrate general long-term risk versus reward investment scenarios. Performance comparisons could also include the value of a hypothetical investment in common stocks, long-term bonds or treasuries.

         The capital markets tracked by Ibbotson are common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury Bills, and the U.S. rate of inflation. These capital markets are based on the returns of several different indices. For common stocks, the S&P is used. For small capitalization stocks, return is based on the return achieved by Dimensional Fund Advisors (DFA) Small Company Fund. This fund is a market-value-weighted index of the ninth and tenth deciles of the Exchange, plus stocks listed on the American Stock Exchange
(AMEX) and over-the-counter (OTC) with the same or less capitalization as the upperbound of the Exchange ninth docile. At year-end 199, the DFA Small Company Fund contained approximately 2,663 stocks, with a weighted average market capitalization of $16.7 million. The unweighted average market capitalization was $82.97 million, while the median was $6.0 million.

         Unlike an investment in a common stock mutual fund, an investment in bonds that are held to maturity provides a fixed and stated rate of return. Bonds have a senior priority in liquidation or bankruptcy to common stocks, and interest on bonds is generally paid from assets of the corporation before any distributions to common shareholders. Bonds rated in the two highest rating categories are considered high quality and to present minimal risks of default. See Schedule A for a more complete explanation of these ratings of corporate bonds. An advantage of investing in government bonds is that, in many cases, they are backed by the credit and taxing power of the United States government, and therefore, such securities may present little or no risk of default. Although government securities fluctuate in price, they are highly liquid and may be purchased and sold with relatively small transaction costs (direct purchase of Treasury securities can be made with no transaction costs).

         Long-term corporate bond returns are based on the performance of the Salomon Brothers Long-Term-High-Grade Corporate Bond Index and include nearly all "Aaa-" and "Aa-" rated bonds. Returns on intermediate-term government bonds are based on a one-bond portfolio constructed each year, containing a bond which is the shortest noncallable bond available with a maturity not less than 5 years. This bond is held for the calendar year and returns are recorded. Returns on long-term government bonds are based on a one-bond portfolio constructed each year, containing a bond that meets several criteria, including having a term of approximately 20 years. The bond is held for the calendar year and returns are recorded. Returns on U.S. Treasury Bills are based on a one-bill portfolio constructed each month, containing the shortest-term bill having not less than one month to maturity. The total return on the bill is the month end price divided by the previous month-end price, minus one. Data up to 1976 is from the U.S. Government Bond file at the University of Chicago's Center for Research in Security Prices; the Wall Street Journal is the source thereafter. Inflation rates are based on the CPI. Ibbotson calculates total returns in the same method as the Funds.

YIELD CALCULATIONS

         Income calculated for the purposes of calculating a Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a Fund may differ from the rate of distributions a Fund paid over the same period or the rate of income reported in the Funds' financial statements.

         Yield is calculated separately for the Primary A, Investor A, Investor B and Investor C Shares of a Fund by dividing the net investment income per share for a particular class or series of shares (as described below) earned during a 30-day period by the maximum offering price per share on the last day of the period (for Primary A, maximum offering price per share is the same as the net asset value per share) and annualizing the result on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. For a class or series of shares in a Fund, net investment income per share earned during the period is based on the average daily number of shares outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements. This calculation can be expressed as follows:

                           Yield = 2 [(a-b+ 1)(6) - 1]
                                       ---

                                         cd

Where:                a =     dividends and interest earned during the period.

                      b =     expenses accrued for the period (net of
                              reimbursements).

                      c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

                      d       = maximum offering price per share on the last day
                                of the period (again, for Primary A Shares, this is equivalent to net asset value per share).

         For the purpose of determining net investment income earned during the period (variable- "a" in the formula), dividend income on equity securities held by a Fund is recognized by accruing 1/360 of the stated dividend rate of the security each day that the security is in the portfolio. Each Fund calculates interest earned on any debt obligations held in its portfolio by computing the yield to maturity of each obligation held by it based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is in the portfolio. For purposes of this calculation, it is assumed that each month contains 30 days. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations. The California Municipal Bond Fund, Municipal Income Fund, Short-Term Municipal Income Fund, Intermediate Municipal Bond Fund, the State Intermediate Municipal Bond Funds and the State Municipal Bond Funds calculate interest gained on tax-exempt obligations issued without original issue discount and having a current market discount by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations that are issued with original issue discount, where the discount based on the current market value exceeds the then-remaining portion of original issue discount, the yield to maturity is the imputed rate based on the original issue discount calculation. Conversely, where the discount based on the current market value is less than the remaining portion of the original issue discount, the yield to maturity is based on the market value.

         Expenses accrued for the period (variable "b" in the formula) include recurring fees charged by Nations Funds to shareholder accounts in proportion to the length of the base period. Undeclared earned income will be subtracted from the maximum offering price per share (which for Primary A and Primary B Shares is net asset value per share) (variable "d" in the formula). Undeclared earned income is the net investment income which, at the end of the base period, has not been declared as a dividend, but is reasonably expected to be and is declared as a dividend shortly thereafter. A Fund's maximum offering price per share for purposes of the formula includes the maximum sales charge, if any, imposed by the Fund, as reflected in the Fund's prospectus.

         The Funds may provide additional yield calculations in communications (other than advertisements) to the holders of Primary A, Investor A, Investor B or Investor C Shares. These may be calculated based on the Primary A, Investor A, Investor B or Investor C Shares' net asset values per share (rather than their maximum offering prices) on the last day of the period covered by the yield computations. That is, some communications provided to the holders of Primary A, Investor A, Investor B or Investor C Shares may also include additional yield calculations prepared for the holders of Primary A Shares. Such additional quotations, therefore, will not reflect the effect of the sales charges mentioned above.

         Because the Funds are new series they do not yet have any historical yield performance.

TOTAL RETURN CALCULATIONS

         Total return measures both the net investment income generated by, and the effect of any realized or unrealized appreciation or depreciation of the underlying investments in a Fund. The Funds' average annual and cumulative total return figures are computed in accordance with the standardized methods prescribed by the SEC. Average annual total return figures are computed by determining the average annual compounded rates of return over the periods indicated in the advertisement, sales literature or shareholders' report that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                 P(1 + T)(n) = ERV

Where:        P =     a hypothetical initial payment of $1,000

              T =     average annual total return

              n =     number of years

            ERV = ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of such period.

         This calculation (i) assumes all dividends and distributions are reinvested at net asset value on the appropriate reinvestment dates, and (ii) deducts (a) the maximum sales charge from the hypothetical initial $1,000 investment, and (b) all recurring fees, such as advisory and administrative fees, charged as expenses to all shareholder accounts. Any performance calculations reflect the deduction of sales charges, if any, that would have been deducted from a sale of shares.

         Cumulative total return is based on the overall percentage change in value of a hypothetical investment in the Fund, assuming all Fund dividends and capital gain distributions are reinvested, without reflecting the effect of any sales charge that would be paid by an investor, and is not annualized.

         Cumulative total return is computed by finding the cumulative compounded rate of return over the period indicated in the advertisement that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                  CTR = (ERV-P) 100
                         -----
                    P

Where:        CTR =   Cumulative total return

              ERV = ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of such period

              P =     initial payment of $1,000.

         This calculation (i) assumes all dividends and distributions are reinvested at net asset value on the appropriate reinvestment dates, and (ii) deducts (a) the maximum sales charge from the hypothetical initial $1,000 investment, and (b) all recurring fees, such as advisory and administrative fees, charged as expenses to all shareholder accounts.

         Because the Funds are new series they do not yet have any historical return performance.

ADDITIONAL INFORMATION ABOUT MACKAY SHIELDS'S PERFORMANCE APPEARING IN THE PROSPECTUSES FOR THE HIGH YIELD FUND

         The High Yield Composite contained in the Prospectuses includes all discretionary high yield accounts managed by MacKay Shields with substantially similar objectives for a full quarter. Composite performance reflects reinvestment of income and dividends and is a market-weighted average of the time-weighted return, before advisory fees, of each account for the period since inception. Performance is expressed in US Dollars. The composite creation and inception date is 7/1/91. Fees, which are described in MacKay Shields' ADV Part II, and related expenses will reduce returns. For example, a .50% annual investment advisory fee would have the effect of reducing the annual compound return by .50% in the first year and by a cumulative 2.53% in the fifth year. Non-fee paying portfolios are not included in the composite. Past performance is not necessarily indicative of future results.

         MacKay Shields, an SEC-registered investment adviser, has prepared and presented the performance information in compliance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPSTM). AIMR has not been involved with the preparation or review of this report. MacKay Shields (and its High Yield composite) has received a Level 1 verification from an independent accounting firm for the period January 1, 1988 through the most recent quarter. An opinion is available on request, as is a complete list and description of the firm's composites. Balanced segments may be utilized within this composite. Each balanced segment includes its own cash balance. No leverage has been used in this composite. The asset mix of high yield accounts may not be precisely comparable to the CS First Boston High Yield Index. One account was removed from the composite after 12/31/95 because it was no longer representative of the style. The number of accounts, composite assets (in millions), percentage of total firm assets, and standard deviation of annual returns were as follows at year-ends 1991-1999, respectively: 1, $299, 3.7% N/A; 1, $510, 6.1%, 0.0; 1, $935, 8.8%, 0.0; 1, $1,126, 8.9%, 0.0; 4, $1,756, 9.6%,
0.0; 5, $261, 1.1%, 3.2; 6, $254, 0.9%, 2.2; 10, $670, 2.2%, 1.8; 17,$1,901,
5.6%, 2.4.

         At December 31, 1999 MacKay Shields was managing a total of $6,750 million of High Yield assets. Of the total assets managed in the High Yield style, $1,901 million, or 28.2% is represented in the High Yield Composite.



                                  MISCELLANEOUS
                                  -------------

CERTAIN RECORD HOLDERS

         The name, address and percentage of ownership of each person who is known by the Registrant to have owned of record or beneficially five percent or more of any of the Funds as of February 10, 2000 is:

                                                         Class; Amount
                                                           of Shares
                                                         Owned; Type of      Percentage       Percentage
        Fund                  Name and Address             Ownership          of Class          of Fund
        ----                  ----------------             ---------          --------          -------
High Yield Fund        Stephens Inc.                     Primary A; 1;          100%              25%
                       111 Center Street                   Record and
                       Little Rock, AR  72201              Beneficial

                       Stephens Inc.                     Investor A; 1;         100%              25%
                       111 Center Street                   Record and
                       Little Rock, AR  72201              Beneficial

                       Stephens Inc.                     Investor B; 1;         100%              25%
                       111 Center Street                   Record and
                       Little Rock, AR  72201              Beneficial

                       Stephens Inc.                     Investor C; 1;         100%              25%
                       111 Center Street                   Record and
                       Little Rock, AR  72201              Beneficial

Kansas Fund            Stephens Inc.                     Primary A; 1;          100%              25%
                       111 Center Street                   Record and
                       Little Rock, AR  72201              Beneficial

                       Stephens Inc.                     Investor A; 1;         100%              25%
                       111 Center Street                   Record and
                       Little Rock, AR  72201              Beneficial

                       Stephens Inc.                     Investor B; 1;         100%              25%
                       111 Center Street                   Record and
                       Little Rock, AR  72201              Beneficial

                       Stephens Inc.                     Investor C; 1;         100%              25%
                       111 Center Street                   Record and
                       Little Rock, AR  72201              Beneficial

MidCap Index Fund      Stephens Inc.                     Primary A; 1;          100%              50%
                       111 Center Street                   Record and
                       Little Rock, AR  72201              Beneficial

                       Stephens Inc.                     Investor A; 1;         100%              50%
                       111 Center Street                   Record and
                       Little Rock, AR  72201              Beneficial

                                       69


Marsico 21st Century   Stephens Inc.                     Primary A; 1;          100%              25%
Fund                   111 Center Street                   Record and
                       Little Rock, AR  72201              Beneficial

                       Stephens Inc.                     Investor A; 1;         100%              25%
                       111 Center Street                   Record and
                       Little Rock, AR  72201              Beneficial


                       Stephens Inc.                     Primary B; 1;          100%              25%
                       111 Center Street                   Record and
                       Little Rock, AR  72201              Beneficial

                       Stephens Inc.                     Investor C; 1;         100%              25%
                       111 Center Street                   Record and
                       Little Rock, AR  72201              Beneficial

Marsico                Stephens Inc.                     Primary A; 1;          100%              25%
International          111 Center Street                   Record and
Opportunities  Fund    Little Rock, AR  72201              Beneficial

                       Stephens Inc.                     Investor A; 1;         100%              25%
                       111 Center Street                   Record and
                       Little Rock, AR  72201              Beneficial


                       Stephens Inc.                     Primary B; 1;          100%              25%
                       111 Center Street                   Record and
                       Little Rock, AR  72201              Beneficial

                       Stephens Inc.                     Investor C; 1;         100%              25%
                       111 Center Street                   Record and
                       Little Rock, AR  72201              Beneficial

                                   SCHEDULE A
                                   ----------

                             DESCRIPTION OF RATINGS

         The following summarizes the highest six ratings used by Standard & Poor's Corporation ("S&P") for corporate and municipal bonds. The first four ratings denote investment-grade securities.

             AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

             AA - Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

             A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

             BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher-rated categories.

             BB, B - Bonds rated BB and B are regarded, on balance as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

         To provide more detailed indications of credit quality, the AA, A and BBB, BB and B ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

         The following summarizes the highest six ratings used by Moody's Investors Service, Inc. ("Moody's") for corporate and municipal bonds. The first four denote investment grade securities.

             Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

             Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

             A - Bonds that are rated A possess many favorable investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

             Baa - Bonds that are rated Baa are considered medium grade obligations, I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

             Ba - Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not as well safeguarded during both good times and bad times over the future. Uncertainty of position characterizes bonds in this class.

             B - Bond that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Moody's applies numerical modifiers (1, 2 and 3) with respect to corporate bonds rated Aa through B. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1 or Baa1, respectively.

         The following summarizes the highest four ratings used by Duff & Phelps Credit Rating Co. ("D&P") for bonds, each of which denotes that the securities are investment grade.

             AAA - Bonds that are rated AAA are of the highest credit quality. The risk factors are considered to be negligible, being only slightly more than for risk-free U.S. Treasury debt.

             AA - Bonds that are rated AA are of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

             A - Bonds that are rated A have protection factors which are average but adequate. However risk factors are more variable and greater in periods of economic stress.

             BBB - Bonds that are rated BBB have below average protection factors but still are considered sufficient for prudent investment. Considerable variability in risk exists during economic cycles.

         To provide more detailed indications of credit quality, the AA, A and BBB ratings may modified by the addition of a plus or minus sign to show relative standing within these major categories.

         The following summarizes the highest four ratings used by Fitch Investors Service, Inc. ("Fitch") for bonds, each of which denotes that the securities are investment grade:

             AAA - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

             AA - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

             A - Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

             BBB - Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

         To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

         The following summarizes the two highest ratings used by Moody's for short-term municipal notes and variable-rate demand obligations:

         MIG-1/VMIG-1 -- Obligations bearing these designations are of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

         MIG-2/VMIG-2 -- Obligations bearing these designations are of high quality, with ample margins of protection although not so large as in the preceding group.

         The following summarizes the two highest ratings used by S&P for short-term municipal notes:

         SP-1 - Indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a "plus" (+) designation.

         SP-2 - Indicates satisfactory capacity to pay principal and interest.

         The three highest rating categories of D&P for short-term debt, each of which denotes that the securities are investment grade, are D-1, D-2, and D-3. D&P employs three designations, D-1+, D-1 and D-1-, within the highest rating category. D-1+ indicates highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is judged to be "outstanding, and safety is just below risk-free U.S. Treasury short-term obligations." D-1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are considered to be minor. D-1 indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. D-2 indicates good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small. D-3 indicates satisfactory liquidity and other protection factors which qualify the issue as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

         The following summarizes the two highest rating categories used by Fitch for short-term obligations each of which denotes that the securities are investment grade:

         F-1+ securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

         F-1 securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

         F-2 securities possess good credit quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned the F-1+ and F-1 ratings.

         Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

         The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of senior short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of senior short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         For commercial paper, D&P uses the short-term debt ratings described above.

         For commercial paper, Fitch uses the short-term debt ratings described above.

         Thomson BankWatch, Inc. ("BankWatch") ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries. BankWatch ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

         BankWatch long-term ratings apply to specific issues of long-term debt and preferred stock. The long-term ratings specifically assess the likelihood of untimely payment of principal or interest over the term to maturity of the rated instrument. The following are the four investment grade ratings used by BankWatch for long-term debt:

             AAA - The highest category; indicates ability to repay principal and interest on a timely basis is extremely high.

             AA - The second highest category; indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.

             A - The third highest category; indicates the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

             BBB - The lowest investment grade category; indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

             Long-term debt ratings may include a plus (+) or minus (-) sign to indicate where within a category the issue is placed.

         The BankWatch short-term ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned. The BankWatch short-term ratings specifically assess the likelihood of an untimely payment of principal or interest.

             TBW-1 The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

             TBW-2 The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

             TBW-3 The lowest investment grade category; indicates that while more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

             TBW-4 The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

         The following summarizes the four highest long-term debt ratings used by IBCA Limited and its affiliate, IBCA Inc. (collectively "IBCA"):

             AAA - Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

             AA - Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

             A - Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

             BBB - Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

         A plus or minus sign may be appended to a rating below AAA to denote relative status within major rating categories.

      The following summarizes the two highest short-term debt ratings used by
IBCA:

             A1+ When issues possess a particularly strong credit feature, a rating of A1+ is assigned.

             A1 - Obligations supported by the highest capacity for timely repayment.

             A2 - Obligations supported by a good capacity for timely repayment.

dc-178918

                               NATIONS FUNDS TRUST

                            ONE BANK OF AMERICA PLAZA
                                   33RD FLOOR
                               CHARLOTTE, NC 28255
                                 1-800-626-2275

                                    FORM N-1A

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS

              All references to the "Registration Statement" in the following list of Exhibits refer to the Registrant's Registration Statement on Form N-1A (File Nos. 333-89661; 811-09645)

---------------------- -------------------------------------------------------------------------------------
EXHIBIT LETTER           DESCRIPTION
---------------------- -------------------------------------------------------------------------------------
(a)                    ARTICLES OF INCORPORATION:

(a)(1)                 Certificate of Trust dated October 22, 1999, incorporated by reference to
                       Post-Effective Amendment No. 1, filed February 10, 2000.

(a)(2)                 Declaration of Trust dated February 7, 2000, incorporated by reference to
                       Post-Effective Amendment No. 1, filed February 10, 2000.
---------------------- -------------------------------------------------------------------------------------
(b)                    BYLAWS:
                       Not Applicable
---------------------- -------------------------------------------------------------------------------------
(c)                    INSTRUMENTS DEFINING RIGHTS OF SECURITIES HOLDERS:

                       Not Applicable
---------------------- -------------------------------------------------------------------------------------
(d)                    INVESTMENT ADVISORY CONTRACTS:

(d)(1)                 Investment Advisory Agreement between Banc of America Advisors, Inc. ("BAAI") and
                       Nations Funds Trust ("Registrant") dated March 30, 2000, filed herewith.

(d)(2)                 Investment Sub-Advisory Agreement among BAAI, Banc of America Capital Management,
                       Inc. ("BACAP") and the Registrant dated March 30, 2000, filed herewith.
---------------------- -------------------------------------------------------------------------------------

---------------------- -------------------------------------------------------------------------------------
EXHIBIT LETTER           DESCRIPTION
---------------------- -------------------------------------------------------------------------------------

(e)                    UNDERWRITING CONTRACT:

(e)(1)                 Distribution Agreement between the Registrant and Stephens Inc. ("Stephens") dated
                       February 14, 2000, incorporated by reference to Post-Effective Amendment No. 1, filed February 10, 2000.
---------------------- -------------------------------------------------------------------------------------
(f)                    BONUS OR PROFIT SHARING CONTRACTS:

(f)(1)                 Deferred Compensation Plan, incorporated by reference to Post-Effective Amendment
                       No. 1, filed February 10, 2000.
---------------------- -------------------------------------------------------------------------------------
(g)                    CUSTODIAN AGREEMENT:

(g)(1)                 Custody Agreement between the Registrant and The Bank of
                       New York ("BNY") dated February 14, 2000, incorporated by
                       reference to Post-Effective Amendment No. 1, filed
                       February 10, 2000.
---------------------- -------------------------------------------------------------------------------------
(h)                    OTHER MATERIAL CONTRACTS:

(h)(1)                 Co-Administration Agreement among the Registrant, Stephens and BAAI dated
                       February 14, 2000, incorporated by reference to Post-Effective Amendment No. 1, filed February 10, 2000.

(h)(2)                 Sub-Administration Agreement among the Registrant, BNY and BAAI dated February 14,
                       2000, incorporated by reference to Post-Effective Amendment No. 1, filed February
                       10, 2000.

(h)(3)                 Shareholder Servicing Plan relating to Investor B Shares,
                       Exhibit I dated December 9, 1999, incorporated by reference to Post-Effective Amendment No. 1, filed
                       February 10, 2000.

(h)(4)                 Shareholder Servicing Plan relating to Investor C Shares,
                       Exhibit I dated December 9, 1999, incorporated by reference to Post-Effective Amendment No. 1, filed
                       February 10, 2000.

(h)(5)                 Transfer Agency and Services Agreement between PFPC Inc. (formerly First Data
                       Investor Services Group, Inc.) ("PFPC") and the Nations Funds family dated June 1,
                       1995, Schedule G dated February 14, 2000, incorporated by reference to
                       Post-Effective Amendment No. 1, filed February 10, 2000.

(h)(6)                 Adoption Agreement and Amendment to Transfer Agency and Services Agreement dated
                       February 14, 2000, incorporated by reference to Post-Effective Amendment No. 1, filed February 10, 2000.
---------------------- -------------------------------------------------------------------------------------

---------------------- -------------------------------------------------------------------------------------
EXHIBIT LETTER           DESCRIPTION
---------------------- -------------------------------------------------------------------------------------
(h)(7)                 Amendment to Transfer Agency and Services Agreement dated January 1, 1999, incorporated by reference to Post-Effective Amendment No. 1, filed February 10,
                       2000.

(h)(8)                 Sub-Transfer Agency Agreement between PFPC and Bank of
                       America, N.A. ("Bank of America") dated September 11,
                       1995, Schedule A dated February 14, 2000, incorporated by reference to Post-Effective Amendment No. 1, filed
                       February 10, 2000.

(h)(9)                 Cross Indemnification Agreement among Nations Fund Trust, Nations Fund, Inc.,
                       Nations Reserves, Nations Master Investment Trust and the Registrant dated
                       February 14, 2000, incorporated by reference to Post-Effective Amendment No. 1, filed February 10, 2000.
---------------------- -------------------------------------------------------------------------------------
(i)                    LEGAL OPINION

                       Not Applicable
---------------------- -------------------------------------------------------------------------------------
(j)                    OTHER OPINIONS

                       Not Applicable
---------------------- -------------------------------------------------------------------------------------
(k)                    OMITTED FINANCIAL STATEMENTS

                       Not Applicable
---------------------- -------------------------------------------------------------------------------------
(l)                    INITIAL CAPITAL AGREEMENTS:

(l)(1)                 Investment Letter, incorporated by reference to Post-Effective Amendment No. 1, filed February 10, 2000.
---------------------- -------------------------------------------------------------------------------------
(m)                    RULE 12B-1 PLANS:

(m)(1)                 Shareholder Servicing and Distribution Plan relating to
                       Investor A Shares, Exhibit A dated December 9, 1999, incorporated by reference to Post-Effective Amendment No.
                       1, filed February 10, 2000.

(m)(2)                 Distribution Plan relating to Investor B Shares, Exhibit
                       A dated December 9, 1999, incorporated by reference to Post-Effective Amendment No. 1, filed February 10, 2000.

(m)(3)                 Distribution Plan relating to Investor C Shares, Exhibit
                       A dated December 9, 1999, incorporated by reference to
                       Post-Effective Amendment No. 1, filed February 10, 2000.
---------------------- -------------------------------------------------------------------------------------

---------------------- -------------------------------------------------------------------------------------
EXHIBIT LETTER           DESCRIPTION
---------------------- -------------------------------------------------------------------------------------
(n)                    FINANCIAL DATA SCHEDULE:

                       Not Applicable
---------------------- -------------------------------------------------------------------------------------
(o)                    RULE 18F-3 PLAN:

(o)(1)                 Rule 18f-3 Multi-Class Plan, incorporated by reference to Post-Effective Amendment
                       No. 1, filed February 10, 2000.
---------------------- -------------------------------------------------------------------------------------
(p)                    CODES OF ETHICS:

(p)(1)                 Nations Funds Family Code of Ethics, filed herewith.
---------------------- -------------------------------------------------------------------------------------
(q)                    Powers of Attorney for Edmund L. Benson, Charles B. Walker, A. Max Walker,
                       Thomas S. Word, Jr., William H. Grigg, James Ermer, Thomas F. Keller, Carl E.
                       Mundy, Jr., James B. Sommers, Cornelius J. Pings and William P. Carmichael, filed herewith.
---------------------- -------------------------------------------------------------------------------------

ITEM 24. PERSONS CONTROLLED BY OF UNDER COMMON CONTROL WITH THE FUND

         No person is controlled by or under common control with the Registrant.

ITEM 25. INDEMNIFICATION

         Article VII of the Declaration of Trust provides for the indemnification of the Registrant's trustees, officers, employees and other agents. Indemnification of the Registrant's administrators, distributor, custodian and transfer agents is provided for, respectively, in the
Registrant's:

         1. Co-Administration Agreement with Stephens and BAAI;

         2. Sub-Administration Agreement with BNY and BAAI;

         3. Distribution Agreement with Stephens;

         4. Custody Agreement with BNY;

         5. Transfer Agency and Services Agreement with PFPC; and

         6. Sub-Transfer Agency and Services Agreement with PFPC and Bank of America.

         The Registrant has entered into a Cross Indemnification Agreement with Nations Fund Trust (the "Trust") Nations Fund, Inc. (the "Company"), Nations Reserves ("Reserves") and Nations Master Investment Trust ("Master Trust") dated February 14,

2000. The Trust, the Company, Reserves and/or Master Trust will indemnify and hold harmless the Registrant against any losses, claims, damages or liabilities, to which the Registrant may become subject, under the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended (the "1940 Act") or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon an untrue statement or alleged untrue statement of a material fact contained in any prospectuses, any preliminary prospectuses, the registration statements, any other prospectuses relating to the securities, or any amendments or supplements to the foregoing (hereinafter referred to collectively as the "Offering Documents"), or arise out of or are based upon the omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, in each case to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was made in the Offering Documents in reliance upon and in conformity with written information furnished to the Registrant by the Trust, the Company, Reserves and/or Master Trust expressly for use therein; and will reimburse the Registrant for any legal or other expenses reasonably incurred by the Registrant in connection with investigating or defending any such action or claim; provided, however, that the Trust, the Company, Reserves and/or Master Trust shall not be liable in any such case to the extent that any such loss, claim, damage, or liability arises out of or is based upon an untrue statement or alleged untrue statement or omission or alleged omission made in the Offering Documents in reliance upon and in conformity with written information furnished to the Trust, the Company, Reserves and/or Master Trust by the Registrant expressly for use in the Offering Documents.

         Promptly after receipt by an indemnified party above of notice of the commencement of any action, such indemnified party shall, if a claim in respect thereof is to be made against the indemnifying party under such subsection, notify the indemnifying party in writing of the commencement thereof; but the omission to so notify the indemnifying party shall not relieve it from any liability which it may have to any indemnified party otherwise than under such subsection. In case any such action shall be brought against any indemnified party and it shall notify the indemnifying party of the commencement thereof, the indemnifying party shall be entitled to participate therein and, to the extent that it shall wish, to assume the defense thereof, with counsel satisfactory to such indemnified party, and, after notice from the indemnifying party to such indemnified party of its election so to assume the defense thereof, the indemnifying party shall not be liable to such indemnified party under such subsection for any legal expenses of other counsel or any other expenses, in each case subsequently incurred by such indemnified party, in connection with the defense thereof other than reasonable costs of investigation.

         The Registrant has obtained from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions. In no event will the Registrant indemnify any of its trustees, officers, employees, or agents against any liability to which such person would otherwise be subject by reason of his/her willful misfeasance, bad faith, gross negligence in the performance of his/her duties, or by reason of his/her reckless disregard of the duties involved in the conduct of his/her office or arising under his agreement with the Registrant. The Registrant will comply with Rule

484 under the 1933 Act and Release No. 11330 under the 1940 Act, in connection with any indemnification.

         Insofar as indemnification for liabilities arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission ("SEC") such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any act, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issues.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

         To the knowledge of the Registrant, none of the directors or officers of BAAI, the adviser to the Registrant's portfolios, or BACAP, the investment sub-adviser, except those set forth below, are or have been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers also hold various positions with, and engage in business for, the company that owns all the outstanding stock (other than directors' qualifying shares) of BAAI or BACAP, respectively, or other subsidiaries of Bank of America Corporation.

         (a) BAAI performs investment advisory services for the Registrant and certain other customers. BAAI is a wholly-owned subsidiary of Bank of America, which in turn is a wholly-owned banking subsidiary of Bank of America Corporation. Information with respect to each director and officer of the investment adviser is incorporated by reference to Form ADV filed by BAAI with the SEC pursuant to the Investment Advisers Act of 1940, as amended (the "Advisers Act") (file no. 801-49874).

         (b) BACAP performs investment sub-advisory services for the Registrant and certain other customers. BACAP is a wholly-owned subsidiary of Bank of America Corporation. Information with respect to each director and officer of the investment sub-adviser is incorporated by reference to Form ADV filed by BACAP (formerly TradeStreet Investment Associates, Inc.) with the SEC pursuant to the Advisers Act (file no. 801-50372).

ITEM 27. PRINCIPAL UNDERWRITERS

         (a) Stephens, distributor for the Registrant, does not presently act as investment adviser for any other registered investment companies, but does act as distributor for Nations Fund Trust, Nations Fund, Inc., Nations Reserves, Nations

LifeGoal Funds, Inc., Nations Annuity Trust, Wells Fargo Funds Trust, Wells Fargo Variable Trust, Barclays Global Investors Funds, Inc., and is the exclusive placement agent for Wells Fargo Core Trust, Nations Master Investment Trust and Master Investment Portfolio, all of which are registered open-end management investment companies, and has acted as principal underwriter for the Liberty Term Trust, Inc., Nations Government Income Term Trust 2003, Inc., Nations Government Income Term Trust 2004, Inc., Nations Balanced Target Maturity Fund, Inc., and Hatteras Income Securities, Inc., closed-end management investment companies.

         (b) Information with respect to each director and officer of the principal underwriter is incorporated by reference to Form ADV filed by Stephens with the SEC pursuant to the 1940 Act (file No. 501-15510).

         (c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

         (1) BAAI, One Bank of America Plaza, Charlotte, NC 28255 (records relating to its function as investment adviser and co-administrator).

         (2) BACAP, One Bank of America Plaza, Charlotte, NC 28255 (records relating to its function as investment sub-advisor).

         (3) Stephens, 111 Center Street, Little Rock, AR 72201 (records relating to its function as distributor and co-administrator).

         (4) PFPC, 400 Bellevue Parkway, Wilmington, DE 19809 (records relating to its function as transfer agent).

         (5) BNY, 100 Church Street, New York, NY 10286 (records relating to its function as custodian and sub-administrator).

         (6) Bank of America, One Bank of America Plaza, Charlotte, NC 28255 (records relating to its function as sub-transfer agent).


ITEM 29. MANAGEMENT SERVICES

         Not Applicable

ITEM 30. UNDERTAKINGS

         Not Applicable

                                   SIGNATURES

              Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Little Rock, State of Arkansas on the 4th day of May, 2000.


                                NATIONS FUNDS TRUST


                                By:                  *
                                ------------------------------------------------
                                           A. Max Walker
                                           President and Chairman
                                           of the Board of Trustees

                                By:        /s/ Richard H. Blank, Jr.
                                   ---------------------------------------------
                                           Richard H. Blank, Jr.
                                           *Attorney-in-Fact

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

          SIGNATURES                                    TITLE                              DATE
          ----------                                    -----                              ----
                *                              President and Chairman                  May 4, 2000
----------------------------------            of the Board of Trustees
(A. Max Walker)                             (Principal Executive Officer)


 /s/ Richard H. Blank, Jr.                            Treasurer                        May 4, 2000
-----------------------------                         Secretary
(Richard H. Blank, Jr.)                       (Principal Financial and
                                                 Accounting Officer)

                *                                      Trustee                         May 4, 2000
----------------------------------
(Edmund L. Benson, III)

                *                                      Trustee                         May 4, 2000
-----------------------------------
(William P. Carmichael)

                *                                      Trustee                         May 4, 2000
----------------------------------
(James Ermer)

                *                                      Trustee                         May 4, 2000
----------------------------------
(William H. Grigg)

                *                                      Trustee                         May 4, 2000
----------------------------------
(Thomas F. Keller)

                *                                      Trustee                         May 4, 2000
----------------------------------
(Carl E. Mundy, Jr.)

                *                                      Trustee                         May 4, 2000
----------------------------------
(Cornelius J. Pings)

                *                                      Trustee                         May 4, 2000
----------------------------------
(Charles B. Walker)

                *                                      Trustee                         May 4, 2000
----------------------------------
(Thomas S. Word)

                *                                      Trustee                         May 4, 2000
----------------------------------
(James B. Sommers)

 /s/ Richard H. Blank, Jr.
----------------------------
Richard H. Blank, Jr.
*Attorney-in-Fact

                               Nations Funds Trust
                                  Exhibit Index

Exhibit No.    Description
-----------    -----------

EX-99.D1       Investment Advisory Agreement
EX-99.D2       Sub-Advisory Agreement - Banc of America Capital Management, Inc.
EX-99.P1       Code of Ethics
EX-99.Q        Powers of Attorney